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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-09729
                                  ----------------------------------------------

                               iShares Trust
--------------------------------------------------------------------------------
            (Exact name of registrant as specified in charter)

  45 Fremont Street, San Francisco, CA                            94105
--------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

                                 CT Corporation
       1209 Orange Street, Wilmington, New Castle County, Delaware 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 597-2000
                                                    ----------------------

Date of fiscal year end: 04/30/2003
                         ---------------------------

Date of reporting period: 05/01/2002 -- 04/30/2003
                          --------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

                                                              [LOGO] iShares (R)

                       2003 ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2003

[GRAPHIC]

INDUSTRIAL STRENGTH INVESTMENT TOOLS

iShares DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND iShares DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND iShares DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND iShares DOW JONES U.S. FINANCIAL SECTOR INDEX FUND iShares DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND iShares DOW JONES U.S. FINANCIAL SERVICES INDEX FUND iShares DOW JONES U.S. REAL ESTATE INDEX FUND iShares COHEN & STEERS REALTY MAJORS INDEX FUND

Table of Contents

Shareholder Letter ........................................................    1
Market Overview ...........................................................    3
Managers' Discussion and Analysis .........................................    6
Schedules of Investments ..................................................   22
  iShares Dow Jones U.S. Basic Materials Sector Index Fund ................   22
  iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund ..............   24
  iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund ..........   28
  iShares Dow Jones U.S. Financial Sector Index Fund ......................   30
  iShares Dow Jones U.S. Industrial Sector Index Fund .....................   35
  iShares Dow Jones U.S. Financial Services Sector Index Fund .............   39
  iShares Dow Jones U.S. Real Estate Index Fund ...........................   42
  iShares Cohen & Steers Realty Majors Index Fund .........................   44
Financial Statements ......................................................   45
Financial Highlights ......................................................   52
Notes to Financial Statements .............................................   56
Report of Independent Accountants .........................................   62
Tax Information (Unaudited) ...............................................   63
Supplemental Information (Unaudited) ......................................   64
Trustees Information (Unaudited) ..........................................   67
iShares Family of Funds ...................................................   70

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                       THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders

For many investors, the past year was another difficult and challenging period. A tepid economy, corporate accounting scandals and lackluster company earnings all contributed to the major U.S. equity indexes declining for the third straight year, a bear market performance not seen in decades. Global geopolitical uncertainties add to the possibility that challenging market conditions may continue.

However, iShares continued to innovate and expand, offering more tools that help investors tailor their portfolios to address volatility in this complex market environment. For example, last year iShares launched the first fixed income exchange traded funds. Based on investor demand for less volatile asset classes, iShares introduced three bond funds based on Lehman U.S. Treasury indexes. In addition, to provide credit market exposure a fund was introduced based on the GS $ InvesTop(TM) Index. Business Week named the iShares fixed income funds one of the best new products of the year./1/ Assets under management were $3.6 billion as of March 31, 2003 for the iShares fixed income funds.

With the addition of the fixed income iShares, investors can achieve more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With almost 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and now fixed income indexes. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. In fact, despite the year's difficult markets, assets under management for iShares actually grew during 2002. As of March 31, 2003, iShares had $29 billion in assets under management.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.


/s/ Garrett F. Bouton                              /s/ Lee Kranefuss
-----------------------------------                -----------------------------
Garrett F. Bouton                                  Lee Kranefuss
President and Chairman of the Board                Vice President of the Board
of Trustees for Ishares Trust                      of Trustees for Ishares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/  Business Week, 12/16/02.

/2/  Morningstar Principia, BGI analysis 6/02.

Shareholder Letter                                                             1

For Complete Information, Including Charges and Expenses, Request a Prospectus by Calling 1 800 iShares (1 800 474 2737). Read It Carefully Before You Invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM), "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

This advertising section does not constitute part of the 2003 Annual Report.

2                                     2003 iShares annual report to shareholders

Market Overview

U.S. Equity Markets

The three-year slide in equity markets continued into the early part of 2003. By early March, equities seemed to be heading back towards the lows of October last year as the prospect of war in Iraq began to loom large. However, the final onset of war on March 20th proved to be the signal for a strong rally in stocks. The reporting period ended April 30, 2003 with U.S. equities up modestly from the start of the year and 18% above their October lows, based on the S&P 500 Index. That still left U.S. equities some 15% down over the 12-month reporting period.

Undoubtedly, the war was a significant factor in depressing market values. Indeed, since the tragic events of September 11, geopolitical risk has played an important factor in investment decision-making. However, the bear market has had at its roots very different economic and corporate causes. Not unreasonably, analogies often have been drawn between this market decline and the depressed equity market of the 1930s. Both bear markets followed periods of economic and corporate excess that took many years to work out of the system. The severity of the present downturn has been moderated by the generally more enlightened economic management of today. Yet there has remained a potential for global deflation and prolonged recession as policy makers have struggled to find the right blend of monetary and fiscal policies in an environment where global productive capacity has continued to run well ahead of demand.

Interlaced with these concerns have been the corporate accounting scandals. Understandably, investor confidence has been badly shaken by these events and, in certain respects, industry, too, has become more inward-looking. It appears that many businesses have been less inclined to undertake new investment as plans for business growth have been modified to reflect uncertain economic prospects. Business investment has been down more than 10% in the last two calendar years according to the U.S. Government's Bureau of Economic Analysis.

Resilient consumer spending, fuelled by 40-year low interest rates and a buoyant housing market, have so far prevented the economy from sliding into a deeper recession. The 0.5% cut in interest rates in November 2002 was designed to shore up confidence. Hopefully, these measures will help the economy through its current "soft spot" but there remains real concerns that the malaise in manufacturing could spread to the broader economy, inducing a so-called "double-dip" recession.

U.S. Fixed Income Markets

What is bad for equities is often good for bonds. As equities hit low-points in early October, bond prices rose to new highs. Indeed, yields on the 30-year bond recorded their lowest levels since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries fell to their lowest levels since the late 1950s. Bond prices then fell again through the end of October as equities staged a rally.

The aggressive half-point cut in the federal funds rate to 1.25% in November initially failed to inspire a lasting rally in bonds as yields drifted sideways through to the end of the year and into early January. By early March, fixed income markets had firmed once more as the threat of war and the diminishing prospect of sustained economic recovery added to the relative attractiveness of bonds. At the onset of fighting, however, bond prices dropped and yields retraced to higher levels as many investors shifted out of bonds into equities.

Short-term interest rates, after allowing for inflation, were substantially negative as of the end of the reporting period. This would normally be of some concern to bond investors particularly, as in the run up to the war, when oil and gold prices had been rising and the dollar falling on the foreign exchange markets. Yet the perception of many was that inflation is not, and should not, become a concern in an environment where cost-cutting remained the norm and where producers still had difficulty passing on cost increases in final product prices.

The other traditional concern for bond investors is the state of government finances. The prospect of an increased bond supply on the back of an escalating federal budget deficit did little to dampen the enthusiasm for U.S. Treasuries. Nevertheless, it was another restraining factor in a market that offered only limited value.

Market Overview                                                                3

International Equity Markets

The downturn in U.S. equities was echoed in markets around the world. The corporate accounting scandals, the hesitant nature of economic recovery, and heightened geopolitical risks in the Middle East caused concern among some investors.

Economic growth in Europe in particular proved disappointing, with Germany most seriously affected by the downturn in international trade. On December 5th, the European Central Bank ("ECB") belatedly followed the Federal Reserve Board with a half-point cut in interest rates to 2.75%. The ECB cited sluggish growth and an abatement of inflationary pressures as the key factors behind its decision. Yet, as in the U.S., many investors remained unimpressed and equities continued to drift lower. With forecasts for economic growth in the region still being pared back, the ECB cut rates again on March 6th, this time by 0.25%. Over the reporting period as a whole, European equity markets showed losses generally steeper than those incurred in the U.S.

Relative to its European partners, the U.K. fared more favorably, helped by a relatively expansive fiscal policy and a strong housing market, which supported consumer confidence and spending. Nevertheless, with consumer confidence at its weakest in five years and manufacturing investment hitting a 20-year low, the Bank of England cut the UK base rate by 0.25% to 3.75% in February 2003, the lowest level for U.K. interest rates for 48 years. As elsewhere, U.K. equities fell with concerns over the pensions industry and the solvency of the insurance sector added to investor woes.

Any hopes that Japanese equities would buck the weaker global trend evaporated as the market spiraled down once again, with the Nikkei Dow hitting a new 20-year low in April. After more than a decade, Japan remained in the grip of deflation. Consumer prices have fallen for three years in a row, which raised the real value of debt and, in turn, put further pressure on the country's banking system.

4                                     2003 iShares Annual Report to Shareholders

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
Performance as of 4/30/03

          Average Annual Total Returns                  Cumulative Total Returns
---------------------------------------------------     ------------------------
    Year Ended 4/30/03        Inception to 4/30/03        Inception to 4/30/03
----------------------------  ---------------------       ---------------------
  NAV      MARKET    INDEX     NAV   MARKET   INDEX        NAV   MARKET   INDEX
(12.30)%  (12.15)%  (11.78)%  0.16%   0.14%   0.64%       0.45%   0.40%   1.84%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/19/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar Chart

             Du Pont (E.I.) de Nemours and Co.      17.90%
             Dow Chemical Co. (The)                 12.59%
             Alcoa Inc.                              8.20%
             International Paper Co.                 6.67%
             Weyerhaeuser Co.                        4.60%
             Air Products & Chemicals Inc.           4.15%
             Newmont Mining Corp.                    4.03%
             Praxair Inc.                            3.95%
             PPG Industries Inc.                     3.48%
             Rohm & Haas Co.                         2.66%

The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period") the Fund declined 12.30%, while the Index declined 11.78%.

Market-weary investors found little relief during the reporting period. The economic outlook failed to show sustained signs of recovery: alternately strong and weak quarterly GDP growth figures for 2002 failed to provide cause for optimism. Manufacturing activity slowed, and the economy created fewer jobs than had been anticipated. The dollar continued to slide against major foreign currencies. Notably, consumer confidence, which had risen strongly following the September 11, 2001 attacks, appeared to have peaked during the reporting period.

Within corporate America, the picture remained bleak as companies increasingly missed their earnings targets. And, as continued geopolitical tension and the threat of war in the Middle East heightened, stock market jitters escalated. As the possibility of an invasion in Iraq became reality, the price of oil surged to nearly $40 per barrel. In mid-March, markets registered a strong rally in response to the

6                                     2003 iShares Annual Report to Shareholders
onset of war. Through the remainder of the reporting period, the success and brevity of the invasion generally drove stock prices higher, helping to somewhat curtail earlier losses.

Basic materials shares struggled during the reporting period. As global economic weakness sapped demand for commodities products such as paper, forest products, and metals, underlying stock prices sank. Those companies that depend on oil and natural gas were also hurt by elevated energy prices. Toward the end of the reporting period, the successful invasion of Iraq and corresponding rise in investor confidence did help to buoy basic materials stocks, helping to mitigate some of the earlier losses.

Among the Index's ten largest holdings, Alcoa (8.20% of the Index as of April 30, 2003), was the hardest hit, falling 30.55% during the reporting period. Paper companies Weyerhaeuser (4.60% of the Index as of April 30, 2003) and International Paper Co. (6.67% of the Index as of April 30, 2003), fell 13.55% and 11.41%, respectively over the reporting period. Natural gas and chemicals producer Air Products & Chemicals Inc. (4.15% of the Index as of April 30, 2003) declined 8.63%, and Rohm & Haas (2.66% of the Index as of April 30, 2003) lost 8.62%. Dow Chemical (12.59% of the Index as of April 30, 2003), however, managed to erase earlier losses and finish the reporting period with a 7.36% gain, and Praxair (3.95% of the Index as of April 30, 2003) returned 3.19%.

            iShares Dow Jones U.S. Basic Materials Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line Chart

             iShares Dow Jones U.S. Basic    Dow Jones U.S. Basic
             Materials Sector Index Fund    Materials Sector Index
             ----------------------------   ----------------------
                       $10,000                     $10,000
                       $ 9,312                     $ 9,310
                       $ 9,434                     $ 9,438
                       $ 9,598                     $ 9,606
                       $ 8,626                     $ 8,637
10/31/2000             $ 9,614                     $ 9,631
                       $ 9,436                     $ 9,437
                       $10,840                     $10,853
                       $10,589                     $10,607
                       $10,594                     $10,616
                       $10,156                     $10,182
4/30/2001              $11,079                     $11,108
                       $11,522                     $11,561
                       $11,082                     $11,121
                       $11,096                     $11,145
                       $11,029                     $11,082
                       $ 9,714                     $ 9,769
10/31/2001             $ 9,973                     $10,027
                       $11,150                     $11,221
                       $10,956                     $11,029
                       $11,025                     $11,093
                       $11,609                     $11,686
                       $12,082                     $12,168
4/30/2002              $11,455                     $11,542
                       $11,935                     $12,033
                       $11,786                     $11,886
                       $10,502                     $10,598
                       $10,422                     $10,521
                       $ 9,070                     $ 9,163
10/31/2002             $ 9,429                     $ 9,531
                       $10,472                     $10,596
                       $ 9,992                     $10,112
                       $ 9,486                     $ 9,604
                       $ 9,201                     $ 9,320
                       $ 9,225                     $ 9,347
4/30/2003              $10,046                     $10,183

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
Performance as of 4/30/03

           Average Annual Total Returns             Cumulative Total Returns
-------------------------------------------------   ------------------------
   Year Ended 4/30/03       Inception to 4/30/03      Inception to 4/30/03
------------------------   ----------------------   ------------------------
  NAV    MARKET    INDEX    NAV    MARKET   INDEX     NAV    MARKET    INDEX
(17.17)% (17.16)% (16.73)% (8.68)% (8.70)%  (8.22)% (23.04)% (23.11)% (21.89)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/20/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar Chart

                  Wal-Mart Stores Inc.              11.46%
                  Viacom Inc. Class B                4.93%
                  Home Depot Inc.                    4.88%
                  AOL Time Warner Inc.               4.38%
                  Comcast Corp. Class A              3.23%
                  Walt Disney Co. (The)              2.84%
                  Wargreen Co.                       2.36%
                  Lowe's Companies Inc.              2.31%
                  Comcast Corp. Special Class A      2.09%
                  Target Corp.                       2.05%

The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 17.17%, while the Index fell 16.73%.

Markets endured continued downward pressure during the reporting period. The same themes that had weighed on equity markets in previous reporting periods continued relentlessly, eroding investor confidence and driving down stock prices. Economic news continued to portray an economy not yet out of the throes of recession. Throughout the period, GDP growth figures failed to reveal a pattern of sustained growth. Consumer spending, which had been a bright spot throughout the economic slowdown, began to wane. Corporations continued to announce layoffs and issue earnings warnings at a steady rate throughout the reporting period.

As tensions in the Middle East mounted, the outlook for economic recovery grew more uncertain. By January, market behavior largely became a barometer for sentiment about the looming war in Iraq. Markets generally trended downward through mid-March as anxiety grew about an impending war. At the onset of the invasion, equities rebounded briefly, gaining strength when it appeared that the war would be

8                                     2003 iShares Annual Report to Shareholders
brief and victorious. Although reports of casualties and less encouraging news on the war's progress were reflected in the markets, in general stock prices rose through the remainder of the reporting period.

Consumer spending levels slowed for most of the reporting period. In January 2003, major retail chains trimmed fourth quarter 2002 profit forecasts as growth on December sales turned out to be the smallest in three decades. For the entire year of 2002, sales grew at 3.4%, the smallest gain in nine years.

The Index's ten largest holdings reflected the difficult market conditions during the reporting period. Shares of Home Depot (4.88% of the Index as of April 30, 2003) led the decline with a 38.85% loss for the reporting period. AOL Time Warner (4.38% of the Index as of April 30, 2003) fell 28.08%, and Target Corporation (2.05% of the Index as of April 30, 2003) dropped 22.84%. The Walt Disney Co. (2.84% of the Index as of April 30, 2003) and Walgreen (2.36% of the Index as of April 30, 2003) declined 18.50% and 17.93%, respectively. The strongest performer among the ten largest holdings was Comcast, whose Class A shares (3.23% of the Index as of April 30, 2003) gained 21.62% and Special Class A shares (2.09% of the Index as of April 30, 2003) gained 12.41%. Comcast's Class A shares represent its primary shares; Comcast's Special Class A shares result from a conversion of its Series B Preferred stock and do not have voting rights. Lowe's (2.31% of the Index as of April 30, 2003) returned 4.01%, and the largest holding at 11.46% of the Index, Wal-Mart Stores, climbed 1.42%.

           iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line Chart

             iShares Dow Jones U.S. Consumer   Dow Jones U.S. Consumer
               Cyclical Sector Index Fund       Cyclical Sector Index
             -------------------------------   -----------------------
                          $10,000                      $10,000
                          $10,101                      $10,101
                          $10,012                      $10,013
                          $ 9,928                      $ 9,934
                          $ 9,769                      $ 9,780
10/31/2000                $ 9,713                      $ 9,729
                          $ 9,037                      $ 9,055
                          $ 9,334                      $ 9,355
                          $10,443                      $10,469
                          $ 9,770                      $ 9,798
                          $ 9,297                      $ 9,329
4/30/2001                 $10,099                      $10,138
                          $10,378                      $10,424
                          $10,206                      $10,258
                          $10,121                      $10,177
                          $ 9,211                      $ 9,266
                          $ 7,946                      $ 7,996
10/31/2001                $ 8,036                      $ 8,090
                          $ 9,085                      $ 9,152
                          $ 9,366                      $ 9,439
                          $ 9,292                      $ 9,367
                          $ 9,393                      $ 9,475
                          $ 9,596                      $ 9,685
4/30/2002                 $ 9,292                      $ 9,381
                          $ 9,249                      $ 9,340
                          $ 8,421                      $ 8,508
                          $ 7,445                      $ 7,526
                          $ 7,604                      $ 7,690
                          $ 6,951                      $ 7,034
10/31/2002                $ 7,371                      $ 7,463
                          $ 7,734                      $ 7,834
                          $ 7,067                      $ 7,162
                          $ 6,873                      $ 6,968
                          $ 6,763                      $ 6,859
                          $ 6,927                      $ 7,030
4/30/2003                 $ 7,696                      $ 7,812

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                9

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND
Performance as of 4/30/03

           Average Annual Total Returns              Cumulative Total Returns
--------------------------------------------------   ------------------------
    Year Ended 4/30/03       Inception To 4/30/03      Inception To 4/30/03
--------------------------   ---------------------   ------------------------
  NAV      MARKET    INDEX    NAV   MARKET   INDEX     NAV   MARKET   INDEX
(15.40)%  (15.38)%  (14.87)% 0.45%   0.48%   1.17%    1.29%   1.39%   3.41%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/16/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

                  Procter & Gamble Co.               14.54%
                  Coca-Cola Co. (THE)                11.49%
                  Pepsico Inc.                        9.35%
                  Altria Group Inc.                   7.85%
                  Anheuser-Busch Companies Inc.       5.34%
                  Colgate-Palmolive Co.               3.85%
                  Gillette Co. (The)                  3.62%
                  Kimberly-Clark Corp.                3.20%
                  eBay Inc.                           2.40%
                  Sysco Corp.                         2.35%

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Non-Cyclical Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 15.40%, while the Index declined 14.87%.

Equity markets struggled during the reporting period. Weak economic figures contributed to the decline: alternating strong and weak quarterly GDP growth rates in 2002 failed to demonstrate signs of sustained growth. The labor market softened, manufacturing activity slowed, and the dollar continued to decline against major foreign currencies. Corporate earnings warnings compounded investor unease. Geopolitical tension heightened, culminating with the invasion of Iraq in mid-March. To a large extent, the expectation of war drove markets lower during the first few months of 2003. In mid-March, the actual onset of war boosted stock prices, which enjoyed an impressive seven-day rally that lifted the Dow Jones Industrial Average 13% by March 21. As the invasion continued on what the market generally perceived to be a successful path, stock markets climbed moderately through the end of April.

10                                    2003 iShares Annual Report to Shareholders

Still, no industry group was left untouched by the slow economic conditions, and consumer non-cyclicals participated in the widespread declines. In particular, the sector was dragged down by some individual constituents of its beverage, tobacco, and household products groups.

Within the Index's ten largest holdings, performance varied for the reporting period. Altria Group (formerly Philip Morris Companies Inc.) (7.85% of the Index as of April 30, 2003) fell 40.00%, Coca-Cola (11.49% of the Index as of April 30, 2003) dropped 25.91% over the reporting period, and Kimberly-Clark (3.20% of the Index as of April 30, 2003) lost 21.78%. PepsiCo (9.35% of the Index as of April 30, 2003) declined 15.41%, and Gillette Company (3.62% of the Index as of April 30, 2003) fell 12.35%. eBay (2.40% of the Index as of April 30, 2003), on the other hand, climbed 74.97%. Colgate-Palmolive (3.85% of the Index as of April 30, 2003) gained 9.43%, and the largest holding at 14.54% of the Index, Procter & Gamble, returned 2.24%.

         iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line chart

             iShares Dow Jones U.S. Consumer    Dow Jones U.S. Consumer
             Non-Cyclical Sector Index Fund    Non-Cyclical Sector Index
             -------------------------------   -------------------------
                         $10,000                        $10,000
                         $10,066                        $10,068
                         $ 9,935                        $ 9,948
                         $ 9,970                        $ 9,986
                         $ 9,923                        $ 9,945
10/31/2000               $10,452                        $10,478
                         $10,366                        $10,398
                         $10,632                        $10,669
                         $10,497                        $10,567
                         $10,529                        $10,604
                         $10,035                        $10,111
4/30/2001                $10,008                        $10,086
                         $10,347                        $10,431
                         $10,228                        $10,317
                         $10,320                        $10,414
                         $10,649                        $10,753
                         $10,352                        $10,462
10/31/2001               $10,413                        $10,530
                         $10,756                        $10,883
                         $10,869                        $11,002
                         $10,979                        $11,116
                         $11,379                        $11,528
                         $11,811                        $11,971
4/30/2002                $11,976                        $12,144
                         $12,078                        $12,258
                         $11,362                        $11,535
                         $10,813                        $10,986
                         $10,959                        $11,137
                         $10,180                        $10,351
10/31/2002               $10,522                        $10,704
                         $10,323                        $10,508
                         $10,329                        $10,521
                         $ 9,969                        $10,159
                         $ 9,737                        $ 9,924
                         $ 9,749                        $ 9,944
4/30/2003                $10,129                        $10,338

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               11

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
Performance as of 4/30/03

           Average Annual Total Returns          Cumulative Total Returns
----------------------------------------------   ------------------------
  Year Ended 4/30/03      Inception to 4/30/03     Inception to 4/30/03
----------------------   ---------------------    ---------------------
 NAV    MARKET   INDEX    NAV   MARKET   INDEX     NAV   MARKET   INDEX
(9.33)% (9.12)%  (8.79)% 2.17%   2.22%    2.79%   6.52%   6.67%   8.44%

"Total returns for the period since inception" are calculated from the inception date of the Fund (05/22/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/31/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

                  Citigroup Inc.                      10.30%
                  American International Group Inc.    6.78%
                  Bank of America Corp.                5.66%
                  Wells Fargo & Company                4.17%
                  Fannie Mae                           3.67%
                  JP Morgan Chase & Co.                2.99%
                  Wachovia Corp.                       2.65%
                  Morgan Stanley                       2.26%
                  American Express Co.                 2.24%
                  U.S. Bancorp                         2.17%

The iShares Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 9.33%, while the Index declined 8.79%.

A listless economy, geopolitical tension and weak corporate earnings pulled down equity prices during the reporting period. Following heady first quarter 2002 growth reports, GDP growth was alternately strong and weak, unable to portray a picture of sustained growth. Manufacturing activity slowed throughout the reporting period and fewer jobs than expected were created in the U.S. economy. After having risen following the September 11, 2001 attacks, consumer confidence fell to a nine-year low in September 2002. Consumer confidence is important as it provides indications of consumer spending, which generally accounts for two thirds of GDP.

As the possibility of an invasion of Iraq raised concerns about the supply of oil from the area, the price of oil surged to nearly $40 per barrel. During the first few months of 2003, the threat of war drove markets lower, as investors watched and waited. Because the actual onset of war delivered an end to the threat of war, markets responded positively, enjoying impressive though very brief rallies. Through the end of the reporting period, these fits and starts resulted in gains for the markets, although not enough to erase earlier losses.

12                                    2003 iShares Annual Report to Shareholders

Within the financial sector, performance was largely negative during the reporting period. The heightened environment of risk weighed on insurance carriers, while investment banks continued to struggle with reduced activity and lower valuations. Meanwhile, banks experienced relatively muted losses, benefiting from mortgage refinancing activity thanks to historically low interest rates.

Among the Index's ten largest holdings, American International Group (6.78% of the Index as of April 30, 2003) endured the steepest decline for the reporting period, falling 15.90%. JP Morgan Chase & Co. (2.99% of the Index as of April 30, 2003) declined 11.56%, and American Express (2.24% of the Index as of April 30, 2003) lost 6.82%. On the positive side, Bank of America (5.66% of the Index as of April 30, 2003) gained 5.87%, and Wachovia (2.65% of the Index as of April 30, 2003) delivered a 3.33% return for the reporting period.

               iShares Dow Jones U.S. Financial Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line chart

               iShares Dow Jones U.S.      Dow Jones U.S. Financial
             Financial Sector Index Fund        Sector Index
             ---------------------------   ------------------------
                       $10,000                     $10,000
                       $10,267                     $10,268
                       $ 9,719                     $ 9,720
                       $10,676                     $10,688
                       $11,656                     $11,676
                       $11,965                     $11,992
10/31/2000             $11,890                     $11,917
                       $11,269                     $11,300
                       $12,395                     $12,432
                       $12,359                     $12,400
                       $11,610                     $11,652
                       $11,279                     $11,324
4/30/2001              $11,670                     $11,739
                       $12,131                     $12,216
                       $12,187                     $12,277
                       $12,023                     $12,117
                       $11,369                     $11,461
                       $10,718                     $10,810
10/31/2001             $10,516                     $10,615
                       $11,242                     $11,353
                       $11,520                     $11,638
                       $11,370                     $11,490
                       $11,260                     $11,384
                       $11,980                     $12,120
4/30/2002              $11,747                     $11,889
                       $11,731                     $11,881
                       $11,201                     $11,349
                       $10,396                     $10,538
                       $10,600                     $10,749
                       $ 9,418                     $ 9,554
10/31/2002             $10,138                     $10,291
                       $10,535                     $10,699
                       $10,043                     $10,200
                       $ 9,872                     $10,033
                       $ 9,592                     $ 9,752
                       $ 9,565                     $ 9,732
4/30/2003              $10,651                     $10,844

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               13

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
Performance as of 4/30/03

            Average Annual Total Returns               Cumulative Total Returns
---------------------------------------------------   -------------------------
    Year Ended 4/30/03       Inception to 4/30/03        Inception to 4/30/03
-------------------------- ------------------------   --------------------------
  NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
(14.75)% (14.86)% (14.34)% (12.51)% (12.55)% (13.10)% (31.99)% (32.08)% (33.25)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/20/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar Chart

             General Electric Co.                   27.36%
             3M Co.                                  4.59%
             Tyco International Ltd.                 2.91%
             First Data Corp.                        2.76%
             United Parcel Service Inc. Class B      2.73%
             United Technologies Corp.               2.72%
             Emerson Electric Co.                    1.99%
             Automatic Data Processing Inc.          1.88%
             Boeing Co. (The)                        1.82%
             Honeywell International Inc.            1.81%

The iShares Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period") the Fund declined 14.75%, while the Index declined 14.34%.

Equity prices fell during the reporting period, driven down by weak economic data and geopolitical tension. GDP growth followed a seesaw pattern throughout the reporting period, never able to deliver two consecutively strong quarters. Manufacturing activity waned and the job market softened. Consumer confidence also fell during the reporting period. Consumer confidence is important as it provides indications of consumer spending, which generally accounts for two thirds of GDP. For much of the reporting period, ongoing geopolitical tension fueled negative investor sentiment. As the possibility of an invasion in Iraq became reality, the price of oil surged to nearly $40 per barrel. Toward the end of the reporting period, stock markets moved in step with developments of the war, logging sharp gains at the signs of victory and retreating on reports of casualties. Once it became evident that the war would be brief, equities drifted upward through the end of April, slightly curtailing the overall losses for the reporting period.

14                                    2003 iShares Annual Report to Shareholders

The sluggish economic conditions in the U.S. were part of a larger global slowdown. Economic sluggishness meant little demand for industrial production, and the industrial sector stalled. Although there were a few bright spots, the sector generally performed poorly during the reporting period.

In terms of the Index's ten largest individual holdings, aerospace company Boeing (1.82% of the Index as of April 30, 2003) logged the sharpest decline, dropping 37.64% for the reporting period. Honeywell International (1.81% of the Index as of April 30, 2003) fell 33.92%, and Automatic Data Processing (1.88% of the Index as of April 30, 2003) lost 33.04%. Tyco International (2.91% of the Index as of April 30, 2003) declined 15.15%. The only two positive performers among the ten largest holdings were the United Parcel Service Class B shares (2.73% of the Index as of April 30, 2003), which gained 4.79%, and 3M (4.59% of the Index as of April 30, 2003), which returned 2.18%.

               iShares Dow Jones U.S. Industrial Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line Chart

                 iShares Dow Jones U.S.          Dow Jones U.S.
             Industrial Sector Index Fund   Industrial Sector Index
             ----------------------------   -----------------------
                       $10,000                     $10,000
                       $10,036                     $10,087
                       $ 9,964                     $ 9,975
                       $11,033                     $11,092
                       $10,455                     $10,483
10/31/2000             $10,364                     $10,303
                       $ 9,544                     $ 9,376
                       $ 9,763                     $ 9,557
                       $ 9,894                     $ 9,701
                       $ 9,275                     $ 9,117
                       $ 8,312                     $ 8,168
4/30/2001              $ 9,354                     $ 9,211
                       $ 9,527                     $ 9,384
                       $ 9,086                     $ 9,007
                       $ 8,824                     $ 8,702
                       $ 8,443                     $ 8,317
                       $ 7,384                     $ 7,281
10/31/2001             $ 7,634                     $ 7,503
                       $ 8,394                     $ 8,236
                       $ 8,745                     $ 8,586
                       $ 8,318                     $ 8,146
                       $ 8,420                     $ 8,243
                       $ 8,662                     $ 8,484
4/30/2002              $ 7,977                     $ 7,791
                       $ 7,982                     $ 7,787
                       $ 7,471                     $ 7,292
                       $ 7,071                     $ 6,918
                       $ 6,933                     $ 6,773
                       $ 6,113                     $ 5,961
10/31/2002             $ 6,385                     $ 6,221
                       $ 6,887                     $ 6,717
                       $ 6,562                     $ 6,391
                       $ 6,240                     $ 6,078
                       $ 6,116                     $ 5,973
                       $ 6,165                     $ 6,036
4/30/2003              $ 6,801                     $ 6,673

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               15

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
Performance as of 4/30/03

           Average Annual Total Returns                 Cumulative Total Returns
------------------------------------------------        ------------------------
   Year Ended 4/30/03       Inception to 4/30/03          Inception to 4/30/03
----------------------     ---------------------         ---------------------
NAV     MARKET   INDEX     NAV    MARKET   INDEX          NAV   MARKET   INDEX
(8.02)% (7.93)%  (7.46)%   0.73%   0.73%   1.35%         2.12%   2.13%   3.95%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/19/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

                      Citigroup Inc.                14.30%
                      Bank of America Corp.          7.85%
                      Wells Fargo & Company          5.79%
                      Fannie Mae                     5.09%
                      JP Morgan Chase & Co.          4.15%
                      Wachovia Corp.                 3.68%
                      Morgan Stanley                 3.14%
                      American Express Co.           3.10%
                      U.S. Bancorp                   3.00%
                      Bank One Corp.                 2.96%

The iShares Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period") the Fund declined 8.02%, while the Index declined 7.46%.

U.S. equity markets continued to struggle during the reporting period. Early in the reporting period, corporate accounting concerns spread to include multiple firms, creating a crisis in confidence in corporate America. Adding to investor concern, investigations into brokerage analysts revealed further scandals. Economic news suggested that the economy might not yet be out of the woods, and Wall Street began to worry about the possibility of a double-dip recession. GDP growth figures failed to demonstrate signs of sustained growth, and capital spending slowed. By October 2002, consumer confidence had dipped to a nine-year low. However, as interest rates fell to their lowest levels in 40 years, one bright spot emerged: home refinancing and new home construction surged.

By January of 2003, the looming war in Iraq dominated market sentiment, initially driving stock prices down as the sense of uncertainty grew. But when it became apparent that invasion was imminent, markets responded positively, gaining ground during the final six weeks of the reporting period. For many stocks, this upswing helped to offset some of the losses suffered early in the period, though few were able to finish the reporting period in positive territory.

16                                    2003 iShares Annual Report to Shareholders

Performance across the financial services industry was largely negative. However, the weak economic environment affected groups within the industry in different ways. On one hand, investment banks suffered declines as they struggled with a dearth of investor activity and low valuations. On the other hand, many regional banks enjoyed strong mortgage lending activity during the period, resulting in some gains for that group.

Among the Index's ten largest holdings, the worst performer for the reporting period was JP Morgan Chase & Co. (4.15% of the Index as of April 30, 2003), which fell 11.56%. Bank One Corp. (2.96% of the Index as of April 30, 2003) declined 9.82%, while American Express (3.10% of the Index as of April 30, 2003) declined 6.82% for the reporting period. Bank of America (7.85% of the Index as of April 30, 2003) was the strongest performer with a 5.87% gain, and Wachovia (3.68% of the Index as of April 30, 2003) returned 3.33%.

              iShares Dow Jones U.S. Financial Services Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line Chart

                   iShares Dow Jones U.S.       Dow Jones U.S.
             Financial Services Index Fund   Financial Services Index
             -----------------------------   ------------------------
                        $10,000                      $10,000
                        $ 9,255                      $ 9,258
                        $10,112                      $10,123
                        $11,226                      $11,243
                        $11,398                      $11,423
10/31/2000              $11,215                      $11,242
                        $10,490                      $10,520
                        $11,640                      $11,677
                        $11,948                      $11,990
                        $11,077                      $11,119
                        $10,652                      $10,697
4/30/2001               $11,102                      $11,160
                        $11,561                      $11,631
                        $11,524                      $11,599
                        $11,472                      $11,552
                        $10,747                      $10,822
                        $ 9,973                      $10,049
10/31/2001              $ 9,823                      $ 9,907
                        $10,538                      $10,635
                        $10,897                      $11,004
                        $10,793                      $10,903
                        $10,551                      $10,663
                        $11,435                      $11,564
4/30/2002               $11,102                      $11,232
                        $11,154                      $11,290
                        $10,538                      $10,670
                        $ 9,743                      $ 9,870
                        $10,070                      $10,207
                        $ 8,867                      $ 8,993
10/31/2002              $ 9,650                      $ 9,790
                        $10,004                      $10,155
                        $ 9,545                      $ 9,693
                        $ 9,440                      $ 9,591
                        $ 9,228                      $ 9,379
                        $ 9,154                      $ 9,312
4/30/2003               $10,213                      $10,396

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               17

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND
Performance as of 4/30/03

          Average Annual Total Returns              Cumulative Total Returns
-------------------------------------------------   ------------------------
    Year Ended 4/30/03      Inception to 4/30/03      Inception to 4/30/03
------------------------   ----------------------   ------------------------
  NAV    MARKET   INDEX     NAV    MARKET   INDEX     NAV    MARKET   INDEX
 -----   ------   -----    -----   ------   -----    -----   ------   -----
 (0.98)%  (0.92)% (0.43)%  11.17%   11.11%  11.71%   35.73%   35.51%  37.57%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/19/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

             Equity Office Properties Trust                  8.32%
             Equity Residential                              5.46%
             Simon Property Group Inc.                       3.58%
             Plum Creek Timber Co. Inc.                      3.35%
             Archstone-Smith Trust                           3.03%
             ProLogis                                        3.01%
             Duke Realty Corp.                               2.69%
             Boston Properties Inc.                          2.64%
             Apartment Investment & Management Co. Class A   2.57%
             Kimco Realty Corp.                              2.50%

The iShares Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 0.98%, while the Index declined 0.43%.

Equity markets declined during the reporting period, facing downward pressure on economic, corporate and geopolitical fronts. Inconsistent economic indicators continued to cloud the economic horizon. Investor skepticism about equities, which had begun with the revelations of accounting scandals, was compounded by earnings warnings during the reporting period. And, the geopolitical tension that ultimately resulted in an invasion of Iraq weighed heavily on markets.

Poor economic and stock market conditions were a boon to interest rates during the reporting period. By September, fears of impending war with Iraq, a volatile stock market and the weak economy drove the benchmark 10-year Treasury note yield to levels not seen since 1958. Mortgage rates also fell to new lows. In response, many Americans bought new homes and refinanced existing mortgages. Refinance activity surged 34.9% in the week of March 7, 2003, according to the Mortgage Bankers Association, reaching the highest level since recording started in 1990, and 30% higher than the prior high in October of 2002.

18                                    2003 iShares Annual Report to Shareholders

The environment of historically low interest rates and a corresponding surge in real estate-related activity was reflected in the performance of the real estate sector as a whole. Although the Index posted a slight loss, this performance was substantially greater than that of most of the Dow Jones sector-specific indices.

Within the Index's ten largest holdings, performance was mixed for the reporting period. ProLogis (3.01% of the Index as of April 30, 2003) gained 23.03%, Kimco Realty (2.50% of the Index as of April 30, 2003) rose 20.34%, and Simon Property Group (3.58% of the Index as of April 30, 2003) climbed 16.25%. Duke Realty (2.69% of the Index as of April 30, 2003) gained 11.90%. On the negative side, Plum Creek Timber (3.35% of the Index as of April 30, 2003) lost 17.90% and Apartment Investment & Management Company Class A (2.57% of the Index as of April 30, 2003) fell 16.63%.

                  iShares Dow Jones U.S. Real Estate Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line chart

              iShares Dow Jones U.S.          Dow Jones U.S. Real
             Real Estate Index Fund              Estate Index
             ---------------------------    ----------------------
                       $10,000                     $10,000
                       $10,009                     $ 9,933
                       $10,966                     $10,909
                       $10,694                     $10,643
                       $11,080                     $11,025
10/31/2000             $10,517                     $10,471
                       $10,643                     $10,603
                       $11,383                     $11,347
                       $11,474                     $11,457
                       $11,274                     $11,261
                       $11,334                     $11,328
4/30/2001              $11,632                     $11,637
                       $11,893                     $11,920
                       $12,578                     $12,622
                       $12,290                     $12,333
                       $12,666                     $12,717
                       $12,052                     $12,108
10/31/2001             $11,649                     $11,707
                       $12,326                     $12,397
                       $12,619                     $12,685
                       $12,623                     $12,696
                       $12,860                     $12,940
                       $13,629                     $13,723
4/30/2002              $13,708                     $13,813
                       $13,934                     $14,051
                       $14,221                     $14,349
                       $13,502                     $13,623
                       $13,550                     $13,677
                       $12,932                     $13,060
10/31/2002             $12,340                     $12,460
                       $12,934                     $13,068
                       $13,003                     $13,145
                       $12,600                     $12,741
                       $12,774                     $12,922
                       $13,022                     $13,180
4/30/2003              $13,572                     $13,754

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               19

Managers' Discussion & Analysis

iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND
Performance as of 4/30/03

            Average Annual Total Returns               Cumulative Total Returns
----------------------------------------------------   -------------------------
    Year Ended 4/30/03        Inception to 4/30/03       Inception to 4/30/03
-------------------------   ------------------------   -------------------------
 NAV     MARKET    INDEX     NAV     MARKET    INDEX     NAV    MARKET   INDEX
----     ------    -----    ----     ------    -----    -----   ------   -----
0.46%      0.51%    0.77%   8.71%      8.71%    9.04%   20.69%   20.70%   21.50%

"Total returns for the period since inception" are calculated from the inception date of the Fund (01/29/01). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (02/02/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

                     Equity Residential              8.11%
                     Equity Office Properties Trust  8.09%
                     Simon Property Group Inc.       7.97%
                     ProLogis                        5.30%
                     Archstone-Smith Trust           4.77%
                     Vornado Realty Trust            4.76%
                     Kimco Realty Corp.              4.38%
                     Public Storage Inc.             4.37%
                     Boston Properties Inc.          4.32%
                     Duke Realty Corp.               4.27%

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund returned 0.46%, while the Index returned 0.77%.

Equity markets continued to face downward pressure during the reporting period. Weak economic figures contributed to the decline: alternating strong and tepid quarterly GDP growth rates failed to demonstrate signs of sustained growth. Manufacturing activity slowed, and the dollar continued to slide against major foreign currencies. Corporate earnings warnings also contributed to investor wariness. Continued geopolitical tension heightened, culminating with the invasion of Iraq in mid-March.

Poor economic and stock market conditions did help keep interest rates down, however. By September, fears of impending war with Iraq, a volatile stock market and the weak economy drove the benchmark 10-year Treasury note yield to levels not seen since 1958. Mortgage rates also fell to new lows, motivating many Americans to buy new homes or refinance existing mortgages. By the first quarter of 2003, housing affordability had risen to a 30-year high, according to the National Association of Realtors, as increases in home prices were offset by lower mortgage rates.

20                                    2003 iShares Annual Report to Shareholders

Although real estate-related shares were generally flat during the reporting period, their performance was relatively stronger than those in other sectors. Within the Index's ten largest holdings, performance was mixed for the reporting period. ProLogis (5.30% of the Index as of April 30, 2003) climbed 23.03%, Kimco Realty (4.38% of the Index as of April 30, 2003) gained 20.34%, and Simon Property Group (7.97% of the Index as of April 30, 2003) returned 16.25%. Duke Realty (4.27% of the Index as of April 30, 2003) gained 11.90%. On the negative side, Public Storage (4.37% of the Index as of April 30, 2003) fell 10.56% and Archstone-Smith Trust (4.77% of the Index as of April 30, 2003) declined 9.22%.

                 iShares Cohen & Steers Realty Majors Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line chart

                iShares Cohen & Steers      Cohen & Steers Realty
               Realty Majors Index Fund          Majors Index
               ------------------------     ----------------------
                       $10,000                     $10,000
                       $10,046                     $10,054
                       $ 9,836                     $ 9,843
                       $ 9,849                     $ 9,858
4/30/2001              $10,091                     $10,103
                       $10,264                     $10,280
                       $10,859                     $10,881
                       $10,621                     $10,649
                       $11,126                     $11,161
                       $10,704                     $10,716
10/31/2001             $10,309                     $10,324
                       $10,951                     $10,973
                       $11,136                     $11,162
                       $11,085                     $11,113
                       $11,315                     $11,349
                       $12,013                     $12,053
4/30/2002              $12,013                     $12,059
                       $12,254                     $12,305
                       $12,570                     $12,627
                       $11,966                     $12,018
                       $11,970                     $12,027
                       $11,461                     $11,517
10/31/2002             $10,883                     $10,932
                       $11,413                     $11,466
                       $11,466                     $11,528
                       $11,128                     $11,190
                       $11,433                     $11,502
                       $11,630                     $11,703
4/30/2003              $12,069                     $12,152

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               21

Schedule of Investments

iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.89%
Du Pont (E.I.) de Nemours and Co.                          419,494   $17,841,080
Dow Chemical Co. (The)                                     384,627    12,554,225
Alcoa Inc.                                                 356,550     8,175,692
International Paper Co.                                    185,850     6,644,138
Weyerhaeuser Co.                                            92,480     4,586,083
Air Products & Chemicals Inc.                               95,977     4,133,729
Newmont Mining Corp.                                       148,841     4,021,684
Praxair Inc.                                                67,845     3,940,438
PPG Industries Inc.                                         71,539     3,470,357
Rohm & Haas Co.                                             80,253     2,657,177
Avery Dennison Corp.                                        41,011     2,173,993
Ecolab Inc.                                                 39,359     2,010,851
MeadWestvaco Corp.                                          84,516     1,993,732
Georgia-Pacific Corp.                                       92,842     1,433,480
Engelhard Corp.                                             53,922     1,323,785
Sigma-Aldrich Corp.                                         25,924     1,291,534
Nucor Corp.                                                 29,751     1,215,328
Phelps Dodge Corp./1/                                       35,353     1,102,660
International Flavors & Fragrances Inc.                     34,038     1,081,728
Eastman Chemical Co.                                        32,457       990,912
Freeport-McMoRan Copper & Gold Inc.                         57,053       987,587
Lyondell Chemical Co.                                       67,802       986,519
Bowater Inc.                                                23,260       905,512
Ashland Inc.                                                26,251       778,342
Valspar Corp. (The)                                         17,938       774,742
Cabot Corp.                                                 25,941       722,976
United States Steel Corp.                                   43,073       616,805
RPM International Inc.                                      48,274       596,667
Lubrizol Corp.                                              18,596       587,820
Boise Cascade Corp.                                         24,518       563,178
Rayonier Inc.                                               10,928       550,334
Cytec Industries Inc./1/                                    16,280       521,123
Airgas Inc./1/                                              24,471       495,048
Cabot Microelectronics Corp./1/                             10,205       441,060
Olin Corp.                                                  24,225       438,957
Meridian Gold Inc./1/                                       41,814       425,667
Hercules Inc./1/                                            41,593   $   422,169
Ferro Corp.                                                 17,007       402,045
Great Lakes Chemical Corp.                                  16,185       397,504
IMC Global Inc.                                             43,836       397,154
Worthington Industries Inc.                                 29,158       391,592
Albemarle Corp.                                             13,971       377,217
Louisiana-Pacific Corp./1/                                  43,924       354,906
Millennium Chemicals Inc.                                   24,473       340,419
Crompton Corp.                                              47,738       306,478
Fuller (H.B.) Co.                                           11,897       291,833
Georgia Gulf Corp.                                          12,753       288,218
Potlatch Corp.                                              11,970       285,485
MacDermid Inc.                                              11,470       260,713
FMC Corp./1/                                                12,376       224,253
Schulman (A.) Inc.                                          12,461       203,850
Cambrex Corp.                                               10,377       180,560
WD-40 Co.                                                    6,491       171,687
Wellman Inc.                                                13,477       154,177
Tredegar Corp.                                              11,447       147,208
AK Steel Holding Corp./1/                                   43,273       126,357
OM Group Inc.                                               10,768       125,555
Allegheny Technologies Inc.                                 27,891       115,748
Carpenter Technology Corp.                                   8,470       110,618
Wausau-Mosinee Paper Corp.                                   8,216        87,418
Caraustar Industries Inc./1/                                11,875        81,700
RTI International Metals Inc./1/                             7,301        73,740
Ryerson Tull Inc.                                            9,699        72,840
Cleveland-Cliffs Inc./1/                                     3,960        71,280
Pope & Talbot Inc.                                           4,809        63,912
Solutia Inc.                                                41,062        55,844
Stillwater Mining Co./1/                                    18,272        49,334
TOTAL COMMON STOCKS
  (Cost: $110,127,876)                                                99,666,757

SHORT TERM INSTRUMENTS - 6.28%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                   4,668,149     4,668,149
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares                                     741,130       741,130

22                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
April 30, 2003

                                                        Shares or
Security                                                Principal       Value
--------------------------------------------------------------------------------
BlackRock Temp Cash Money Market Fund                     30,489    $    30,489
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio                           69,503         69,503
CC USA Inc., Floating Rate Note
  1.28%, 04/19/04                                       $ 65,216         65,216
Five Finance Inc., Floating Rate Note
  1.28%, 04/15/04                                         74,113         74,113
Holmes Financing PLC, Floating Rate Bond
  1.27%, 04/15/04                                         29,645         29,645
K2 USA LLC, Floating Rate Note
  1.28%, 04/13/04                                         74,109         74,109
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                                         74,113         74,113
Sigma Finance Inc., Floating Rate Note
  1.26%, 10/15/03                                        148,219        148,219

Security                                                Principal       Value
--------------------------------------------------------------------------------
UBS Finance (Delaware) Inc.
  1.36%, 05/01/03                                       $148,220    $   148,220
White Pine Finance LLC, Floating Rate Note
  1.29%, 03/25/04                                         74,113         74,113
  1.29%, 04/20/04                                         74,115         74,115
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $6,271,134)                                                  6,271,134

TOTAL INVESTMENTS IN
  SECURITIES - 106.17%
  (Cost $116,399,010)                                               105,937,891

Other Assets, Less Liabilities - (6.17%)                             (6,158,587)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 99,779,304
                                                                   ============

----------
/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      23

Schedule of Investments

iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.98%
Wal-Mart Stores Inc.                                      263,991    $14,867,973
Viacom Inc. Class B/1/                                    147,434      6,400,110
Home Depot Inc.                                           225,175      6,334,173
AOL Time Warner Inc./1/                                   415,591      5,685,285
Comcast Corp. Class A/1/                                  131,174      4,185,762
Walt Disney Co. (The)                                     197,559      3,686,451
Walgreen Co.                                               99,154      3,059,892
Lowe's Companies Inc.                                      68,233      2,994,746
Comcast Corp. Special Class A/1/                           90,046      2,706,783
Target Corp.                                               79,535      2,659,650
Liberty Media Corp. Class A/1/                            229,678      2,526,458
Cardinal Health Inc.                                       43,791      2,420,767
Clear Channel Communications Inc./1/                       54,017      2,112,605
McDonald's Corp.                                          122,796      2,099,812
Gannett Co. Inc.                                           25,816      1,954,788
General Motors Corp.                                       51,182      1,845,111
Ford Motor Company                                        169,469      1,745,531
Kohls Corp./1/                                             29,090      1,652,312
Costco Wholesale Corp./1/                                  43,989      1,523,339
Harley-Davidson Inc.                                       29,237      1,299,292
Omnicom Group Inc.                                         18,215      1,127,509
Bed Bath & Beyond Inc./1/                                  28,294      1,117,896
McGraw-Hill Companies Inc. (The)                           18,740      1,094,229
Southwest Airlines Co.                                     67,576      1,078,513
Gap Inc. (The)                                             62,300      1,036,049
TJX Companies Inc.                                         50,791        977,727
Carnival Corp.                                             34,609        954,862
Tribune Co.                                                19,343        947,420
CVS Corp.                                                  37,981        919,520
USA Interactive/1/                                         30,673        918,656
Mattel Inc.                                                42,201        917,450
Starbucks Corp./1/                                         37,526        881,486
Best Buy Co. Inc./1/                                       25,390        877,986
Staples Inc./1/                                            45,604        868,300
Nike Inc. Class B                                          16,089        861,244
Eastman Kodak Co.                                          28,260        845,257
Electronic Arts Inc./1/                                    13,840        820,297
General Motors Corp. Class H/1/                            68,617        809,681
AutoZone Inc./1/                                            9,558        772,382
Sears, Roebuck and Co.                                     26,271        744,520
McKesson Corp.                                             26,296    $   729,451
Amazon.com Inc./1/                                         24,997        716,664
International Game Technology Inc./1/                       8,239        711,026
Johnson Controls Inc.                                       8,621        708,991
Yum! Brands Inc./1/                                        28,610        706,667
New York Times Co. Class A                                 14,595        676,916
Marriott International Inc. Class A                        18,188        653,131
EchoStar Communications Corp./1/                           21,685        649,683
Cox Communications Inc. Class A/1/                         19,391        641,842
Limited Brands Inc.                                        43,154        627,459
AmerisourceBergen Corp.                                    10,653        616,276
May Department Stores Co. (The)                            27,963        604,560
Federated Department Stores Inc./1/                        18,455        565,092
Genuine Parts Co.                                          16,867        539,238
Family Dollar Stores Inc.                                  15,680        536,099
Starwood Hotels & Resorts Worldwide Inc              .     19,196        515,221
Knight Ridder Inc.                                          7,903        510,139
Hilton Hotels Corp.                                        36,495        486,113
Penney (J.C.) Co. Inc. (Holding Co.)                       25,971        443,065
Cablevision Systems Corp./1/                               19,311        432,953
Dollar General Corp.                                       29,227        424,961
Interpublic Group of Companies Inc.                        37,026        422,096
Univision Communications Inc. Class A/1/                   13,873        420,074
Harrah's Entertainment Inc./1/                             10,255        403,944
Delphi Corp.                                               48,015        403,326
Leggett & Platt Inc.                                       18,905        390,388
Coach Inc./1/                                               8,700        378,537
Office Depot Inc./1/                                       29,620        374,989
Centex Corp.                                                5,571        367,797
RadioShack Corp.                                           15,149        359,183
Whirlpool Corp.                                             6,555        350,627
Liz Claiborne Inc.                                         10,380        337,661
Jones Apparel Group Inc./1/                                11,610        331,117
VF Corp.                                                    8,364        329,040
Abercrombie & Fitch Co. Class A/1/                          9,380        308,414
Wendy's International Inc.                                 10,579        307,214
Tiffany & Co.                                              10,784        299,148
Brinker International Inc./1/                               9,340        296,545

24                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
AutoNation Inc./1/                                         21,394      $296,307
D.R. Horton Inc.                                           12,352       292,742
Mohawk Industries Inc./1/                                   5,208       288,888
Westwood One Inc./1/                                        8,144       284,226
Ross Stores Inc.                                            7,476       283,340
Dollar Tree Stores Inc./1/                                 11,111       282,775
Lamar Advertising Co./1/                                    7,742       278,093
Lennar Corp. Class A                                        5,023       272,448
Darden Restaurants Inc.                                    15,155       265,364
Pulte Homes Inc.                                            4,315       250,227
Lear Corp./1/                                               6,283       249,686
Scripps (E.W.) Co. Class A                                  3,087       244,645
Hasbro Inc.                                                15,065       241,040
Williams-Sonoma Inc./1/                                     9,116       235,922
Outback Steakhouse Inc.                                     6,550       234,097
Gentex Corp./1/                                             7,410       223,782
CDW Computer Centers Inc./1/                                5,236       223,263
Fastenal Co.                                                6,404       221,514
Toys R Us Inc./1/                                          20,700       212,175
CarMax Inc./1/                                              9,929       209,998
Harman International Industries Inc.                        3,112       207,228
Michaels Stores Inc./1/                                     6,570       205,247
NVR Inc./1/                                                   573       204,991
PETsMART Inc./1/                                           13,275       200,851
Park Place Entertainment Corp./1/                          26,758       199,080
Chico's FAS Inc./1/                                         8,171       198,882
Belo (A.H.) Corp.                                           8,746       196,872
Brunswick Corp.                                             8,759       191,209
Entercom Communications Corp./1/                            3,907       189,841
GTECH Holdings Corp./1/                                     5,490       184,848
KB Home                                                     3,737       184,122
MGM Grand Inc./1/                                           6,448       183,252
Viacom Inc. Class A/1/                                      4,214       182,972
Henry Schein Inc./1/                                        4,219       182,050
Royal Caribbean Cruises Ltd.                                9,495       176,322
Nordstrom Inc.                                              9,785       169,574
Hispanic Broadcasting Corp./1/                              6,561       168,290
Pier 1 Imports Inc.                                         9,031       167,615
Krispy Kreme Doughnuts Inc./1/                              5,049       163,992
ARAMARK Corp. Class B/1/                                    7,046       161,776
Rite Aid Corp./1/                                          47,295       160,803
HON Industries Inc.                                         5,305      $156,922
Dow Jones & Co. Inc.                                        3,908       154,757
CBRL Group Inc.                                             4,782       152,450
O'Reilly Automotive Inc./1/                                 5,126       152,037
BorgWarner Inc.                                             2,583       151,545
Foot Locker Inc.                                           13,564       149,204
Applebee's International Inc.                               5,306       145,384
Maytag Corp.                                                6,906       143,921
99 Cents Only Stores/1/                                     4,862       143,235
Cheesecake Factory (The)/1/                                 4,517       142,692
Reebok International Ltd./1/                                4,571       141,975
Delta Air Lines Inc.                                       11,020       140,946
Big Lots Inc./1/                                           11,138       139,448
JetBlue Airways Corp./1/                                    4,388       137,915
Meredith Corp.                                              3,191       137,915
Valassis Communications Inc./1/                             5,042       134,117
Dana Corp.                                                 14,372       133,516
Ryland Group Inc.                                           2,414       130,911
Fox Entertainment Group Inc. Class A/1/                     5,038       127,965
Mandalay Resort Group/1/                                    4,812       127,133
Herman Miller Inc.                                          7,128       124,669
Ethan Allen Interiors Inc.                                  3,628       122,191
Lee Enterprises Inc.                                        3,340       119,806
M.D.C. Holdings Inc.                                        2,591       119,445
Clayton Homes Inc.                                          9,552       118,540
Ruby Tuesday Inc.                                           5,879       115,816
Polaris Industries Inc.                                     2,175       114,992
Furniture Brands International Inc./1/                      4,771       113,311
Borders Group Inc./1/                                       7,000       112,000
McClatchy Co. (The) Class A                                 1,881       110,227
Pacific Sunwear of California Inc./1/                       4,757       108,602
Media General Inc. Class A                                  1,976       108,601
American Axle & Manufacturing Holdings
  Inc./1/                                                   4,335       108,028
Zale Corp./1/                                               3,070       107,266
Pixar Inc./1/                                               1,818       106,153
DoubleClick Inc./1/                                        12,267       105,496
Wiley (John) & Sons Inc. Class A                            4,255       104,290
Polo Ralph Lauren Corp./1/                                  4,420       103,649
Sonic Corp./1/                                              3,811       102,935

Schedules of Investments                                                      25
iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
April 30, 2003

Security                                                    Shares       Value
--------------------------------------------------------------------------------
Scholastic Corp./1/                                          3,573      $101,509
Harte-Hanks Inc.                                             5,612       101,016
Toll Brothers Inc./1/                                        4,344       100,998
Claire's Stores Inc.                                         3,875       100,711
Circuit City Stores Inc.                                    17,403        99,719
Cooper Tire & Rubber Co.                                     7,042        99,151
La-Z-Boy Inc.                                                5,067        98,959
Timberland Co. Class A/1/                                    1,971        98,530
Saks Inc./1/                                                10,938        97,895
Hollywood Entertainment Corp./1/                             5,490        97,448
ArvinMeritor Inc.                                            6,153        97,341
Extended Stay America Inc./1/                                8,199        97,240
Activision Inc./1/                                           6,326        96,788
Payless ShoeSource Inc./1/                                   6,098        96,714
American Eagle Outfitters Inc./1/                            5,517        96,548
Dillards Inc. Class A                                        6,905        96,532
Goodyear Tire & Rubber Co. (The)                            16,824        96,233
Readers Digest Association Inc. (The)                        7,958        95,496
AnnTaylor Stores Corp./1/                                    3,969        93,907
BJ's Wholesale Club Inc./1/                                  6,612        93,361
Radio One Inc. Class D/1/                                    6,101        93,345
Barnes & Noble Inc./1/                                       4,659        91,782
Advance Auto Parts Inc./1/                                   1,831        91,074
Linens 'N Things Inc./1/                                     4,286        90,820
Callaway Golf Co.                                            6,386        88,957
Panera Bread Co. Class A/1/                                  2,577        87,695
Bob Evans Farms Inc.                                         3,456        87,679
Neiman-Marcus Group Inc. Class A/1/                          2,682        85,958
American Greetings Corp. Class A/1/                          5,894        85,817
Standard-Pacific Corp.                                       2,830        85,608
P.F. Chang's China Bistro Inc./1/                            2,028        84,973
Quiksilver Inc./1/                                           2,599        84,727
Take-Two Interactive Software Inc./1/                        3,632        81,720
Visteon Corp.                                               11,653        81,688
Gemstar-TV Guide International Inc./1/                      20,284        81,339
Emmis Communications Corp./1/                                4,283        81,249
Donnelley (R.H.) Corp./1/                                    2,671        79,756
CEC Entertainment Inc./1/                                    2,620        78,888
International Speedway Corp. Class A                         1,993      $ 78,345
Cox Radio Inc. Class A/1/                                    3,434        78,330
Superior Industries International Inc.                       1,964        77,696
ADVO Inc./1/                                                 1,888        74,236
Tommy Hilfiger Corp./1/                                      8,971        73,742
Metro-Goldwyn-Mayer Inc./1/                                  6,606        73,657
Station Casinos Inc./1/                                      3,326        71,875
SkyWest Inc.                                                 5,537        70,818
Priority Healthcare Corp. Class B/1/                         3,103        70,748
Washington Post Company (The) Class B                           96        69,984
AMR Corp./1/                                                14,983        67,274
Insight Communications Co. Inc./1/                           4,888        67,112
Wolverine World Wide Inc.                                    3,592        66,237
Kellwood Co.                                                 2,221        65,786
OfficeMax Inc./1/                                           11,133        62,901
Avid Technology Inc./1/                                      2,286        62,796
Hearst-Argyle Television Inc./1/                             2,575        62,032
Jack in the Box Inc./1/                                      3,470        61,766
Cost Plus Inc./1/                                            1,877        57,680
Longs Drug Stores Corp.                                      3,717        57,576
Continental Airlines Inc. Class B/1/                         6,190        56,453
Talbots Inc. (The)                                           1,941        55,610
Owens & Minor Inc.                                           2,984        55,502
Hollinger International Inc.                                 5,931        55,158
Men's Wearhouse Inc. (The)/1/                                3,301        54,962
Airtran Holdings Inc./1/                                     6,950        54,558
Modine Manufacturing Co.                                     2,699        54,520
Northwest Airlines Corp./1/                                  6,549        53,898
IHOP Corp.                                                   2,031        53,415
Interactive Data Corp./1/                                    3,316        53,056
Six Flags Inc./1/                                            8,944        52,591
Ryan's Family Steak Houses Inc./1/                           4,072        50,452
Winnebago Industries Inc.                                    1,350        49,977
THQ Inc./1/                                                  3,500        49,455
Charter Communications Inc. Class A/1/                      29,428        49,145
Aztar Corp./1/                                               3,413        48,601
Russell Corp.                                                2,436        46,576
Charming Shoppes Inc./1/                                     9,639        45,303

26                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
April 30, 2003

Security                                             Shares/Principle    Value
--------------------------------------------------------------------------------
Fossil Inc./1/                                             2,418   $     44,201
Guitar Center Inc./1/                                      1,876         43,448
Pep Boys-Manny, Moe & Jack Inc.                            4,835         41,388
Alaska Air Group Inc./1/                                   2,293         40,884
UnitedGlobalCom Inc. Class A/1/                           10,362         39,894
Nautilus Group Inc. (The)                                  3,055         38,799
PSS World Medical Inc./1/                                  5,988         35,988
Triarc Companies Inc./1/                                   1,279         35,428
Sinclair Broadcast Group Inc.
   Class A/1/                                              3,244         34,386
Lone Star Steakhouse & Saloon Inc.                         1,639         34,370
ShopKo Stores Inc./1/                                      2,840         34,165
Atlantic Coast Airlines
   Holdings Inc./1/                                        3,971         33,158
Dress Barn Inc./1/                                         2,168         32,563
Genesco Inc./1/                                            2,156         32,340
Stride Rite Corp.                                          3,657         32,218
Unifi Inc./1/                                              5,244         31,202
Cato Corp. Class A                                         1,496         30,668
Jakks Pacific Inc./1/                                      2,340         30,420
Steelcase Inc. Class A                                     3,161         30,314
Phillips-Van Heusen Corp.                                  2,278         30,252
Papa John's International Inc./1/                          1,252         29,773
Young Broadcasting Inc. Class A/1/                         1,766         29,686
Nautica Enterprises Inc./1/                                2,511         28,575
WMS Industries Inc./1/                                     2,110         28,464
Duane Reade Inc./1/                                        2,045         27,505
Oakley Inc./1/                                             2,586         27,153
Prime Hospitality Corp./1/                                 4,045         26,940
Lennar Corp. Class B/1/                                      502         26,898
ValueVision Media Inc. Class A/1/                          2,047         25,976
Children's Place Retail Stores
   Inc. (The)/1/                                           1,484         22,557
Kenneth Cole Productions Class A/1/                          757         17,449
Fleetwood Enterprises Inc./1/                              3,347         16,869
Interface Inc. Class A                                     4,450         16,020
Bally Total Fitness Holding Corp./1/                       2,486         15,786
Tower Automotive Inc./1/                                   5,434         15,215
Stein Mart Inc./1/                                         2,621         14,337
Pinnacle Entertainment Inc./1/                             2,262   $     12,079
Champion Enterprises Inc./1/                               4,709         11,396
TOTAL COMMON STOCKS
   (Cost: $160,336,641)                                             129,755,583

SHORT TERM INSTRUMENTS - 7.66%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                7,400,183      7,400,183
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                1,173,928      1,173,928
BlackRock Temp Cash Money Market Fund                     48,294         48,294
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                         110,091        110,091
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                    $  103,300        103,300
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                       117,393        117,393
Holmes Financing PLC, Floating Rate Bond
   1.27%, 04/15/04                                        46,957         46,957
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       117,387        117,387
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                       117,393        117,393
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                       234,774        234,774
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                       234,777        234,777
White Pine Finance LLC, Floating Rate Note
   1.29%, 03/25/04                                       117,393        117,393
   1.29%, 04/20/04                                       117,392        117,392
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $9,939,262)                                                 9,939,262

TOTAL INVESTMENTS IN
   SECURITIES - 107.64%
   (Cost $170,275,903)                                              139,694,845
Other Assets, Less Liabilities - (7.64%)                             (9,919,003)
                                                                   ------------
NET ASSETS - 100.00%                                               $129,775,842
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      27

Schedule of Investments

iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND
April 30, 2003

Security                                                    Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.88%
Procter & Gamble Co.                                       142,103   $12,767,955
Coca-Cola Co. (The)                                        249,740    10,089,496
PepsiCo Inc.                                               189,833     8,215,972
Altria Group Inc.                                          224,163     6,895,254
Anheuser-Busch Companies Inc.                               94,078     4,692,611
Colgate-Palmolive Co.                                       59,175     3,383,035
Gillette Co. (The)                                         104,340     3,177,153
Kimberly-Clark Corp.                                        56,535     2,813,747
eBay Inc./1/                                                22,677     2,103,745
Sysco Corp.                                                 71,873     2,064,911
General Mills Inc.                                          40,436     1,824,068
Cendant Corp./1/                                           113,274     1,617,553
Avon Products Inc.                                          25,856     1,504,044
Sara Lee Corp.                                              85,745     1,438,801
ConAgra Foods Inc.                                          59,057     1,240,197
Heinz (H.J.) Co.                                            38,597     1,153,278
Kroger Co./1/                                               76,478     1,093,635
Kraft Foods Inc.                                            30,622       946,220
Newell Rubbermaid Inc.                                      30,144       918,789
Wrigley (William Jr.) Co.                                   15,909       902,199
Kellogg Co.                                                 25,916       848,490
Safeway Inc./1/                                             48,426       804,840
Clorox Co.                                                  17,515       792,028
Fortune Brands Inc.                                         16,334       790,566
Archer-Daniels-Midland Co.                                  71,022       786,924
Apollo Group Inc. Class A/1/                                14,385       779,653
Albertson's Inc.                                            38,744       769,456
Block (H & R) Inc.                                          17,964       693,770
Campbell Soup Co.                                           31,012       683,194
Hershey Foods Corp.                                         10,226       667,247
UST Inc.                                                    18,434       577,537
Coca-Cola Enterprises Inc.                                  25,840       503,622
Dean Foods Co./1/                                           10,030       436,606
Estee Lauder Companies Inc. Class A                         12,400       403,000
Pepsi Bottling Group Inc.                                   19,024       390,753
Whole Foods Market Inc./1/                                   6,422       381,210
Black & Decker Corp.                                         8,645       356,606
McCormick & Co. Inc.                                        12,431       308,165
Bunge Ltd.                                                  10,890       305,029
Career Education Corp./1/                                    4,787   $   287,842
Energizer Holdings Inc./1/                                   9,629       277,508
ServiceMaster Co. (The)                                     29,726       269,020
R.J. Reynolds Tobacco Holdings Inc.                          8,828       248,685
Brown-Forman Corp. Class B                                   3,247       248,525
Tyson Foods Inc. Class A                                    25,675       247,250
SUPERVALU Inc.                                              14,541       239,490
Stanley Works (The)                                          9,649       231,866
Expedia Inc./1/                                              4,012       231,854
Constellation Brands Inc./1/                                 8,590       230,298
Corinthian Colleges Inc./1/                                  4,789       219,288
Weight Watchers International Inc./1/                        4,602       216,202
Dial Corp. (The)                                             9,642       200,843
Hormel Foods Corp.                                           8,205       188,797
Smucker (J.M.) Co. (The)                                     5,144       186,624
Smithfield Foods Inc./1/                                     9,426       184,750
Coors (Adolf) Company Class B                                3,248       173,865
Performance Food Group Co./1/                                4,921       172,629
Rent-A-Center Inc./1/                                        2,680       172,056
Snap-On Inc.                                                 5,778       169,584
Dreyer's Grand Ice Cream Inc.                                2,455       156,825
ITT Educational Services Inc./1/                             4,981       146,940
DeVry Inc./1/                                                6,188       143,190
Education Management Corp./1/                                2,883       140,748
Church & Dwight Co. Inc.                                     4,383       137,933
Alberto-Culver Co. Class A                                   2,870       136,842
Regis Corp.                                                  4,779       135,389
Alberto-Culver Co. Class B                                   2,737       134,879
Lancaster Colony Corp.                                       3,145       134,386
Scotts Co. (The) Class A/1/                                  2,113       120,335
Winn-Dixie Stores Inc.                                       9,138       114,499
PepsiAmericas Inc.                                           9,018       112,635
Corn Products International Inc.                             3,698       110,496
Service Corp. International/1/                              32,330       109,275
Universal Corp.                                              2,769       108,129
Sensient Technologies Corp.                                  4,813       106,367
NBTY Inc./1/                                                 6,654       103,137
Blyth Inc.                                                   3,400        89,692
Flowers Foods Inc.                                           3,050        86,315
American Italian Pasta Co. Class A/1/                        1,934        85,289
Loews Corporation - Carolina Group                           4,400        80,872

28                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND
April 30, 2003

                                                        Shares or
Security                                                Principal      Value
-------------------------------------------------------------------------------
Tupperware Corp.                                            5,741   $    79,570
Ralcorp Holdings Inc.(1)                                    3,127        77,862
Sylvan Learning Systems Inc.(1)                             3,717        65,196
Tootsie Roll Industries Inc.                                2,246        65,089
United Rentals Inc.(1)                                      6,032        62,130
Casey's General Store Inc.                                  4,672        60,502
Interstate Bakeries Corp.                                   4,979        52,130
Hain Celestial Group Inc.(1)                                2,988        51,573
Sotheby's Holdings Inc. Class A(1)                          4,547        39,968
Pre-Paid Legal Services Inc.(1)                             1,687        38,902
International Multifoods Corp.(1)                           1,897        36,328
Chemed Corp.                                                  982        34,233
Wild Oats Markets Inc.(1)                                   2,906        31,443
Stewart Enterprises Inc. Class A(1)                        10,528        30,847
Robert Mondavi Corp. (The) Class A(1)                         941        23,092
Stamps.com Inc.(1)                                          4,206        18,549
Priceline.com Inc.(1)                                       8,003        17,767
Learning Tree International Inc.(1)                           866        12,670
TOTAL COMMON STOCKS
   (Cost: $104,842,663)                                              87,810,359

SHORT TERM INSTRUMENTS - 3.56%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                 2,342,542     2,342,542
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                   366,349       366,349
BlackRock Temp Cash Money Market Fund                      15,071        15,071
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                           34,356        34,356
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                     $   32,237        32,237
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                         36,635        36,635
Holmes Financing PLC, Floating Rate Bond
   1.27%, 04/15/04                                     $   14,654   $    14,654
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                         36,633        36,633
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                         36,635        36,635
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                         73,266        73,266
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                         73,267        73,267
White Pine Finance LLC, Floating Rate Note
   1.29%, 03/25/04                                         36,635        36,635
   1.29%, 04/20/04                                         36,635        36,635
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $3,134,915)                                                 3,134,915

TOTAL INVESTMENTS IN
   SECURITIES - 103.44%
   (Cost $107,977,578)                                               90,945,274
Other Assets, Less Liabilities - (3.44%)                             (3,027,033)
                                                                    -----------
NET ASSETS - 100.00%                                                $87,918,241
                                                                    ===========

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      29

Schedule of Investments

iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.89%
Citigroup Inc.                                             388,591   $15,252,197
American International Group Inc.                          173,218    10,037,983
Bank of America Corp.                                      113,146     8,378,461
Wells Fargo & Company                                      127,909     6,172,888
Fannie Mae                                                  75,060     5,433,593
JP Morgan Chase & Co.                                      150,751     4,424,542
Wachovia Corp.                                             102,857     3,930,166
Morgan Stanley                                              74,868     3,350,343
American Express Co.                                        87,462     3,311,311
U.S. Bancorp                                               144,772     3,206,700
Bank One Corp.                                              87,726     3,162,522
Freddie Mac                                                 52,474     3,038,245
Washington Mutual Inc.                                      69,937     2,762,512
Merrill Lynch & Co. Inc.                                    62,497     2,565,502
FleetBoston Financial Corp.                                 79,139     2,098,766
Marsh & McLennan Companies Inc.                             40,469     1,929,562
Allstate Corp. (The)                                        49,769     1,880,771
Fifth Third Bancorp                                         36,076     1,778,186
MBNA Corp.                                                  85,351     1,613,134
Bank of New York Co. Inc. (The)                             57,880     1,530,926
National City Corp.                                         46,172     1,383,313
Goldman Sachs Group Inc. (The)                              18,140     1,376,826
Prudential Financial Inc.                                   42,777     1,367,581
SLM Corp.                                                   11,601     1,299,312
AFLAC Inc.                                                  39,004     1,275,821
BB&T Corp.                                                  35,552     1,158,995
Lehman Brothers Holdings Inc.                               18,328     1,154,114
SunTrust Banks Inc.                                         18,410     1,053,420
Progressive Corp. (The)                                     14,432       981,376
PNC Financial Services Group                                21,485       943,191
State Street Corp.                                          25,114       879,743
Mellon Financial Corp.                                      32,590       862,005
XL Capital Ltd. Class A                                     10,267       844,974
Equity Office Properties Trust                              31,126       808,342
Hartford Financial Services Group Inc.                      19,546       796,695
KeyCorp                                                     32,058       772,918
Golden West Financial Corp.                                  9,903       746,884
Capital One Financial Corp.                                 17,117       716,689
SouthTrust Corp.                                            26,128   $   701,824
Chubb Corp.                                                 12,942       684,502
Schwab (Charles) Corp. (The)                                77,362       667,634
ACE Ltd.                                                    19,871       657,333
Countrywide Financial Corp.                                  9,502       642,335
MetLife Inc.                                                22,330       641,541
Hancock (John) Financial Services Inc.                      21,785       632,201
Principal Financial Group Inc.                              20,713       602,748
St. Paul Companies Inc.                                     17,124       588,038
Comerica Inc.                                               13,242       576,159
AmSouth Bancorp                                             26,894       566,119
Regions Financial Corp.                                     16,733       564,069
M&T Bank Corp.                                               6,602       557,671
Travelers Property Casualty Corp.
   Class A                                                  34,353       557,549
Travelers Property Casualty Corp.
   Class B                                                  34,056       553,410
Equity Residential                                          20,496       531,051
Northern Trust Corp.                                        14,669       514,882
Charter One Financial Inc.                                  17,131       497,656
MBIA Inc.                                                   11,002       491,789
Bear Stearns Companies Inc. (The)                            7,126       476,302
Ambac Financial Group Inc.                                   7,974       465,283
AON Corp.                                                   20,652       457,648
Marshall & Ilsley Corp.                                     15,336       451,185
Jefferson-Pilot Corp.                                       10,881       436,219
Lincoln National Corp.                                      13,316       425,579
Union Planters Corp.                                        14,900       425,246
Loews Corp.                                                 10,239       422,564
First Tennessee National Corp.                               9,511       416,582
SAFECO Corp.                                                10,367       399,233
North Fork Bancorp Inc.                                     12,234       395,892
Synovus Financial Corp.                                     20,323       395,689
Cincinnati Financial Corp.                                  10,698       394,221
Franklin Resources Inc.                                     10,848       378,378
Simon Property Group Inc.                                    9,496       348,693
Torchmark Corp.                                              8,913       345,379
MGIC Investment Corp.                                        7,564       343,859
Huntington Bancshares Inc.                                  17,652       343,508
Zions Bancorporation                                         6,895       339,717

30                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
April 30, 2003

Security                                                       Shares    Value
--------------------------------------------------------------------------------
Popular Inc.                                                    9,200   $336,168
CIT Group Inc.                                                 16,070    327,346
Plum Creek Timber Co. Inc.                                     13,915    323,663
Compass Bancshares Inc.                                         9,465    319,160
National Commerce Financial Corp.                              15,549    316,267
Sovereign Bancorp Inc.                                         19,754    305,199
GreenPoint Financial Corp.                                      6,272    299,551
Archstone-Smith Trust                                          12,853    293,048
ProLogis                                                       11,280    290,347
T. Rowe Price Group Inc.                                        9,286    283,409
Radian Group Inc.                                               7,095    281,672
Everest Re Group Ltd.                                           3,863    269,058
Legg Mason Inc.                                                 4,915    266,884
Banknorth Group Inc.                                           11,160    266,501
Old Republic International Corp.                                8,531    261,049
Duke Realty Corp.                                               9,464    259,314
Boston Properties Inc.                                          6,513    255,310
Apartment Investment & Management Co.
   Class A                                                      6,641    250,764
New York Community Bancorp Inc.                                 7,046    244,637
Kimco Realty Corp.                                              6,738    243,916
General Growth Properties Inc.                                  4,333    241,001
Vornado Realty Trust                                            6,226    236,588
Janus Capital Group Inc.                                       16,731    232,561
Fidelity National Financial Inc.                                6,688    230,067
iStar Financial Inc.                                            7,438    222,619
First Virginia Banks Inc.                                       5,447    222,510
RenaissanceRe Holdings Ltd.                                     4,916    217,730
Hibernia Corp. Class A                                         11,960    216,715
Rouse Co. (The)                                                 6,118    212,601
PMI Group Inc. (The)                                            6,793    209,360
TCF Financial Corp.                                             5,278    209,009
Federated Investors Inc. Class B                                7,643    208,577
Mercantile Bankshares Corp.                                     5,235    200,710
Public Storage Inc.                                             6,098    196,051
Commerce Bancorp Inc.                                           4,812    195,704
Valley National Bancorp                                         7,278    192,564
UNUMProvident Corp.                                            16,513    189,900
Doral Financial Corp.                                           4,658    186,367
Associated Bancorp                                              5,235   $182,911
White Mountains Insurance Group Ltd.                              485    182,603
Edwards (A.G.) Inc.                                             6,011    179,308
AvalonBay Communities Inc.                                      4,413    176,035
Allied Capital Corp.                                            8,133    172,338
Liberty Property Trust                                          5,465    171,000
Health Care Property Investors Inc.                             4,504    167,639
Gallagher (Arthur J.) & Co.                                     6,694    167,283
Commerce Bancshares Inc.                                        4,372    165,480
Fulton Financial Corp.                                          8,123    161,969
AMB Property Corp.                                              5,903    161,152
Providian Financial Corp./1/                                   21,550    158,824
UnionBanCal Corp.                                               3,837    155,015
Berkley (W.R.) Corp.                                            3,323    154,320
BISYS Group Inc. (The)/1/                                       9,089    153,422
E*TRADE Group Inc./1/                                          27,636    151,998
PartnerRe Ltd.                                                  2,837    151,779
Bank of Hawaii Corp.                                            4,568    150,561
Brown & Brown Inc.                                              4,189    149,841
Astoria Financial Corp.                                         5,965    149,244
SEI Investment Co.                                              5,580    146,921
New Plan Excel Realty Trust                                     7,315    146,154
Neuberger Berman Inc.                                           4,747    145,733
Weingarten Realty Investors                                     3,640    143,780
First American Corp.                                            5,402    143,153
Developers Diversified Realty Corp.                             5,597    141,044
Markel Corp./1/                                                   578    140,078
Protective Life Corp.                                           4,744    136,295
United Dominion Realty Trust Inc.                               8,130    135,690
Host Marriott Corp./1/                                         17,490    135,023
Wilmington Trust Corp.                                          4,915    132,263
City National Corp.                                             3,200    131,744
Macerich Co. (The)                                              3,892    128,436
Catellus Development Corp./1/                                   6,011    127,313
Hospitality Properties Trust                                    4,363    125,698
Mack-Cali Realty Corp.                                          3,956    124,851
Webster Financial Corp.                                         3,299    123,844
Annaly Mortgage Management Inc.                                 6,465    122,835

Schedules of Investments                                                      31
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
April 30, 2003

Security                                                       Shares     Value
--------------------------------------------------------------------------------
Hudson City Bancorp Inc.                                        5,296   $122,708
People's Bank                                                   4,607    121,394
Nationwide Financial Services Inc.                              4,306    121,214
Sky Financial Group Inc.                                        5,996    120,879
StanCorp Financial Group Inc.                                   2,244    120,503
Cullen/Frost Bankers Inc.                                       3,620    118,700
Eaton Vance Corp.                                               3,981    118,634
Colonial BancGroup Inc. (The)                                   9,255    117,816
Pan Pacific Retail Properties Inc.                              2,974    116,343
Hudson United Bancorp                                           3,395    113,189
BancorpSouth Inc.                                               5,627    113,103
Roslyn Bancorp Inc.                                             5,898    112,534
FirstMerit Corp.                                                5,462    111,971
Waddell & Reed Financial Inc. Class A                           5,584    111,680
HCC Insurance Holdings Inc.                                     3,966    109,065
Erie Indemnity Co. Class A                                      2,916    108,971
Westamerica Bancorp                                             2,527    108,914
Chelsea Property Group Inc.                                     2,688    106,606
Transatlantic Holdings Inc.                                     1,556    105,808
Washington Federal Inc.                                         4,819    105,054
Camden Property Trust                                           3,004    104,990
CarrAmerica Realty Corp.                                        3,964    103,381
Trustmark Corp.                                                 4,164    102,347
Investors Financial Services Corp.                              4,618    100,719
BRE Properties Inc. Class A                                     3,268    100,491
Whitney Holding Corp.                                           2,969    100,293
Crescent Real Estate Equities Co.                               7,064    100,168
FNB Corp. - Florida Shares                                      3,280     99,778
Federal Realty Investment Trust                                 3,230     99,549
Old National Bancorp                                            4,553     99,346
CenterPoint Properties Corp.                                    1,712     99,210
First Midwest Bancorp Inc.                                      3,574     98,964
Realty Income Corp.                                             2,629     98,850
Arden Realty Inc.                                               4,057     96,678
Thornburg Mortgage Inc.                                         4,258     95,379
Leucadia National Corp.                                         2,500     95,250
American National Insurance Co.                                 1,186     94,880
IPC Holdings Ltd.                                               2,748     94,394
Independence Community Bank Corp.                               3,560     93,094
Unitrin Inc.                                                    3,684   $ 91,032
Shurgard Storage Centers Inc. Class A                           2,703     88,307
HRPT Properties Trust                                           9,724     87,808
Hilb, Rogal & Hamilton Co.                                      2,465     87,631
Healthcare Realty Trust Inc.                                    3,143     86,527
Mercury General Corp.                                           1,958     86,152
Park National Corp.                                               860     84,701
IndyMac Bancorp Inc.                                            3,792     84,486
Raymond James Financial Inc.                                    2,903     83,258
Pacific Capital Bancorp                                         2,533     82,604
United Bancshares Inc.                                          2,860     82,597
CBL & Associates Properties Inc.                                1,939     82,311
Community First Bankshares Inc.                                 3,012     81,086
Southwest Bancorp of Texas Inc./1/                              2,382     80,940
UCBH Holdings Inc.                                              3,172     80,696
Commerce Group Inc.                                             2,169     80,383
South Financial Group Inc. (The)                                3,278     80,311
MONY Group Inc. (The)                                           3,454     80,236
Ameritrade Holding Corp./1/                                    15,917     79,903
Health Care REIT Inc.                                           2,763     78,663
AmeriCredit Corp./1/                                           11,459     77,807
Cousins Properties Inc.                                         2,961     77,756
W Holding Co. Inc.                                              3,888     76,555
Prentiss Properties Trust                                       2,754     75,735
Highwoods Properties Inc.                                       3,734     75,613
AmerUs Group Co.                                                2,872     75,218
First Industrial Realty Trust Inc.                              2,656     74,262
Commercial Federal Corp.                                        3,406     73,297
Texas Regional Bancshares Inc. Class A                          2,003     72,709
SL Green Realty Corp.                                           2,246     72,389
Mills Corp.                                                     2,227     71,175
Staten Island Bancorp Inc.                                      4,141     71,060
Downey Financial Corp.                                          1,587     69,669
Citizens Banking Corp.                                          3,026     69,507
LaBranche & Co. Inc.                                            4,173     69,188
Affiliated Managers Group Inc./1/                               1,486     68,817
Reckson Associates Realty Corp.                                 3,642     68,652
Essex Property Trust Inc.                                       1,245     68,438
Post Properties Inc.                                            2,548     65,636

32                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
St. Joe Company (The)                                            2,226   $65,222
Silicon Valley Bancshares/1/                                     2,755    64,412
Platinum Underwriters Holdings Ltd.                              2,416    63,903
Jeffries Group Inc.                                              1,632    63,354
Trizec Properties Inc.                                           6,796    63,271
Greater Bay Bancorp                                              3,879    62,064
Chittenden Corp.                                                 2,230    60,321
MAF Bancorp Inc.                                                 1,753    59,181
American Financial Group Inc.                                    2,665    59,110
Brandywine Realty Trust                                          2,642    58,917
Ohio Casualty Corp./1/                                           4,649    58,229
Allmerica Financial Corp./1/                                     3,735    57,145
LNR Property Corp.                                               1,601    56,387
Regency Centers Corp.                                            1,705    56,265
East West Bancorp Inc.                                           1,651    55,886
Home Properties of New York Inc.                                 1,609    55,881
Republic Bancorp Inc.                                            4,298    55,831
Provident Financial Group Inc.                                   2,289    54,135
Total System Services Inc.                                       2,898    53,613
Colonial Properties Trust                                        1,553    52,818
CNA Financial Corp./1/                                           2,175    52,091
Investment Technology Group Inc./1/                              3,644    52,073
Nationwide Health Properties Inc.                                3,688    51,632
Horace Mann Educators Corp.                                      3,295    48,667
Manufactured Home Communities Inc.                               1,511    48,412
Selective Insurance Group Inc.                                   1,920    48,173
Kilroy Realty Corp.                                              1,920    47,654
Fremont General Corp.                                            4,957    46,398
Provident Bankshares Corp.                                       1,775    45,085
Capital Automotive                                               1,731    44,816
Reinsurance Group of America Inc.                                1,517    43,462
FirstFed Financial Corp./1/                                      1,303    42,334
Harbor Florida Bancshares Inc.                                   1,484    39,519
Sterling Bancshares Inc.                                         3,309    39,397
Dime Community Bancshares                                        1,687    38,902
AMCORE Financial Inc.                                            1,638    38,362
Net.B@nk Inc.                                                    3,693    36,856

                                                        Shares or
Security                                                Principal      Value
--------------------------------------------------------------------------------
Pacific Northwest Bancorp                                   1,297   $     36,524
Anchor BanCorp Wisconsin Inc.                               1,557         36,045
Knight Trading Group Inc./1/                                7,008         35,460
W.P. Stewart & Co. Ltd.                                     1,966         34,897
Glenborough Realty Trust Inc.                               2,103         34,868
La Quinta Corp.                                            10,013         33,944
First Sentinel Bancorp Inc.                                 2,121         32,067
FelCor Lodging Trust Inc.                                   3,905         27,686
PFF Bancorp Inc.                                              801         26,986
Bay View Capital Corp./1/                                   4,545         26,043
GBC Bancorp                                                   867         23,816
RFS Hotel Investors Inc.                                    2,210         23,735
Koger Equity Inc.                                           1,386         22,176
Equity Inns Inc.                                            3,150         21,136
SWS Group Inc.                                              1,221         20,232
BSB Bancorp Inc.                                              736         17,774
OceanFirst Financial Corp.                                    709         15,726
Safeguard Scientifics Inc./1/                               8,964         15,687
Meristar Hospitality Corp.                                  3,350         13,936
Presidential Life Corp.                                     1,698         13,720
TOTAL COMMON STOCKS
  (Cost: $157,218,644)                                               148,035,869

SHORT TERM INSTRUMENTS - 5.48%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                 6,063,973      6,063,973
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                   949,831        949,831
BlackRock Temp Cash Money Market Fund                      39,075         39,075
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                           89,075         89,075
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                     $   83,581         83,581
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                         94,983         94,983

Schedules of Investments                                                      33
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
April 30, 2003

Security                                                Principal       Value
--------------------------------------------------------------------------------
Holmes Financing PLC, Floating Rate Bond
   1.27%, 04/15/04                                      $ 37,993   $     37,993
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                        94,978         94,978
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                        94,983         94,983
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                       189,957        189,957
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                       189,959        189,959
White Pine Finance LLC, Floating Rate Note
   1.29%, 03/25/04                                        94,983         94,983
   1.29%, 04/20/04                                        94,984         94,984
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $8,118,355)                                                 8,118,355

TOTAL INVESTMENTS IN
   SECURITIES - 105.37%
   (Cost $165,336,999)                                              156,154,224
Other Assets, Less Liabilities - (5.37%)                             (7,951,555)
                                                                   ------------
NET ASSETS - 100.00%                                               $148,202,669
                                                                   ============

/1/ Non-income earning securities.

See notes to financial statements.

34                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.91%
General Electric Co.                                       676,815   $19,932,202
3M Co.                                                      31,656     3,989,922
Tyco International Ltd.                                    158,503     2,472,647
United Technologies Corp.                                   39,421     2,436,612
First Data Corp.                                            61,976     2,431,318
United Parcel Service Inc. Class B                          31,835     1,977,590
Emerson Electric Co.                                        35,370     1,793,259
Boeing Co. (The)                                            65,573     1,788,831
Automatic Data Processing Inc.                              51,183     1,721,284
Illinois Tool Works Inc.                                    25,288     1,617,926
Honeywell International Inc.                                65,658     1,549,529
Caterpillar Inc.                                            28,111     1,478,639
Lockheed Martin Corp.                                       28,509     1,426,875
FedEx Corp.                                                 21,564     1,291,252
Union Pacific Corp.                                         19,262     1,146,474
Northrop Grumman Corp.                                      12,429     1,093,131
Waste Management Inc.                                       48,877     1,061,608
Raytheon Co.                                                30,760       920,647
General Dynamics Corp.                                      14,440       896,291
Burlington Northern Santa Fe Corp.                          30,623       862,344
Paychex Inc.                                                26,121       813,408
Deere & Co.                                                 18,424       811,209
Masco Corp.                                                 37,875       798,026
Norfolk Southern Corp.                                      29,753       631,061
Danaher Corp.                                                8,628       595,159
Concord EFS Inc./1/                                         42,211       583,778
Ingersoll-Rand Co. Class A                                  13,022       574,010
CSX Corp.                                                   16,565       529,749
Agilent Technologies Inc./1/                                32,932       527,571
Moody's Corp.                                               10,172       491,206
PACCAR Inc.                                                  8,292       484,336
Dover Corp.                                                 15,816       454,552
Eaton Corp.                                                  5,385       441,947
Fiserv Inc./1/                                              14,785       435,270
ITT Industries Inc.                                          6,999       408,042
Parker Hannifin Corp.                                        9,069       368,927
Cintas Corp.                                                 9,585       344,102
American Standard Companies Inc./1/                          4,632       329,752
Textron Inc.                                                10,928       322,267
Rockwell Automation Inc.                                    14,104       321,571
L-3 Communications Holdings Inc./1/                          6,875   $   305,250
Expeditors International Washington Inc.                     8,034       292,108
Sherwin-Williams Co. (The)                                  10,098       281,532
Sealed Air Corp./1/                                          6,474       277,411
Republic Services Inc./1/                                   12,818       275,074
Grainger (W.W.) Inc.                                         5,849       269,931
Cooper Industries Ltd.                                       7,206       267,343
Equifax Inc.                                                11,246       260,795
Iron Mountain Inc./1/                                        6,438       256,554
Pactiv Corp./1/                                             12,257       251,514
Ball Corp.                                                   4,424       248,452
Vulcan Materials Co.                                         7,032       245,909
Waters Corp./1/                                             10,120       242,981
Thermo Electron Corp./1/                                    13,347       242,515
Sabre Holdings Corp.                                        11,227       234,757
Jabil Circuit Inc./1/                                       12,500       233,750
ChoicePoint Inc./1/                                          6,497       229,214
Accenture Ltd./1/                                           14,192       227,356
CH Robinson Worldwide Inc.                                   6,065       223,131
Diebold Inc.                                                 5,575       222,889
Robert Half International Inc./1/                           13,525       220,187
Deluxe Corp.                                                 4,939       217,365
SPX Corp./1/                                                 6,382       215,712
Fluor Corp.                                                  6,187       213,885
Convergys Corp./1/                                          13,184       213,844
American Power Conversion Corp./1/                          13,715       213,680
Solectron Corp./1/                                          63,873       203,755
Pall Corp.                                                   9,563       201,971
Dun & Bradstreet Corp./1/                                    5,287       199,849
Sanmina-SCI Corp./1/                                        40,626       195,005
Symbol Technologies Inc.                                    17,680       193,242
Manpower Inc.                                                5,867       192,907
Bemis Co.                                                    4,115       187,891
Smurfit-Stone Container Corp./1/                            13,264       186,624
Donnelley (R.R.) & Sons Co.                                  8,747       176,340
Temple-Inland Inc.                                           3,879       175,719
DST Systems Inc./1/                                          5,579       171,275
Sonoco Products Co.                                          7,381       161,275
Alliant Techsystems Inc./1/                                  2,976       159,871
Ceridian Corp./1/                                           11,334       158,109

Schedules of Investments                                                      35
iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
April 30, 2003

Security                                                       Shares    Value
--------------------------------------------------------------------------------
Packaging Corporation of America/1/                             8,158   $153,452
Jacobs Engineering Group Inc./1/                                3,692    151,926
Garmin Ltd./1/                                                  3,538    149,940
Pentair Inc.                                                    3,793    146,182
CheckFree Corp./1/                                              5,176    142,702
Vishay Intertechnology Inc./1/                                 11,202    140,025
ALLETE Inc.                                                     5,808    137,998
Viad Corp.                                                      6,859    137,934
Tektronix Inc./1/                                               7,132    133,868
Allied Waste Industries Inc./1/                                15,704    130,343
Arrow Electronics Inc./1/                                       7,696    129,908
Navistar International Corp./1/                                 4,626    129,065
Millipore Corp./1/                                              3,767    128,643
Fair Isaac Corp.                                                2,448    127,492
Certegy Inc./1/                                                 4,985    124,575
Donaldson Co. Inc.                                              3,105    123,952
Hubbell Inc. Class B                                            3,815    122,462
Corporate Executive Board Co. (The)/1/                          2,910    119,281
Avnet Inc./1/                                                   9,249    117,925
Molex Inc. Class A                                              5,675    115,203
CNF Inc.                                                        3,791    115,019
Martin Marietta Materials Inc.                                  3,787    111,982
Ryder System Inc.                                               4,491    111,556
Getty Images Inc./1/                                            3,278    110,960
Stericycle Inc./1/                                              2,768    108,755
TMP Worldwide Inc./1/                                           6,478    108,636
Graco Inc.                                                      3,538    108,617
Harsco Corp.                                                    3,120    107,546
AGCO Corp./1/                                                   5,825    106,073
Precision Castparts Corp.                                       3,823    105,859
Teleflex Inc.                                                   2,677    102,770
Owens-Illinois Inc./1/                                         11,371    101,088
Goodrich (B.F.) Co.                                             7,134    100,375
Molex Inc.                                                      4,232     98,775
Tech Data Corp./1/                                              4,106     98,544
PerkinElmer Inc.                                                9,924     98,446
Carlisle Companies Inc.                                         2,155     97,751
Integrated Circuit Systems Inc./1/                              4,378     95,090
AMETEK Inc.                                                     2,520     95,004
Acxiom Corp./1/                                                 6,749     94,216
AptarGroup Inc.                                                 2,697   $ 92,831
Wallace Computer Services Inc.                                  3,229     84,374
Swift Transportation Co. Inc./1/                                4,649     84,240
National Instruments Corp./1/                                   2,557     82,029
Werner Enterprises Inc.                                         3,583     80,940
Varian Inc./1/                                                  2,531     80,005
Crane Co.                                                       4,087     79,819
Alexander & Baldwin Inc.                                        2,971     79,355
Ingram Micro Inc. Class A/1/                                    7,822     78,220
Airborne Inc.                                                   3,832     76,104
Arbitron Inc./1/                                                2,220     75,613
Landstar System Inc./1/                                         1,217     75,612
Kennametal Inc.                                                 2,358     74,253
Briggs & Stratton Corp.                                         1,629     73,533
York International Corp.                                        3,073     73,445
Cymer Inc./1/                                                   2,559     73,059
Timken Co. (The)                                                4,119     72,906
Roper Industries Inc.                                           2,383     72,896
Catalina Marketing Corp./1/                                     4,086     72,853
Thomas & Betts Corp./1/                                         4,536     71,714
Lafarge North America Inc.                                      2,216     70,580
Cummins Inc.                                                    2,592     70,269
United Stationers Inc./1/                                       2,568     69,618
Flowserve Corp./1/                                              4,295     66,315
Cognex Corp./1/                                                 3,014     65,976
Mueller Industries Inc./1/                                      2,563     65,485
Waste Connections Inc./1/                                       1,901     63,950
Tetra Tech Inc./1/                                              4,120     63,860
Global Payments Inc.                                            2,027     62,857
KEMET Corp./1/                                                  6,841     62,732
Macrovision Corp./1/                                            3,476     61,421
Hunt (J.B.) Transport Services Inc./1/                          1,735     59,944
Yellow Corp./1/                                                 2,215     59,141
USFreightways Corp.                                             2,053     58,531
Terex Corp./1/                                                  3,489     57,743
Banta Corp.                                                     1,858     57,691
EMCOR Group Inc./1/                                             1,123     57,352
Trinity Industries Inc.                                         3,436     56,866
Dionex Corp./1/                                                 1,636     56,296
MSC Industrial Direct Co. Inc.
  Class A/1/                                                    2,939     54,372

36                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
April 30, 2003

Security                                                    Shares      Value
--------------------------------------------------------------------------------
Pittston Brink's Group                                       4,239   $    54,047
Crown Holdings Inc./1/                                       9,881        52,369
MPS Group Inc./1/                                            7,614        51,395
Nordson Corp.                                                2,028        51,227
NDCHealth Corp.                                              2,657        51,147
Kansas City Southern Industries Inc./1/                      4,620        51,143
Kaydon Corp.                                                 2,278        50,799
GATX Corp.                                                   2,678        50,454
Acuity Brands Inc.                                           3,307        50,366
Coherent Inc./1/                                             2,155        49,565
Titan Corp. (The)/1/                                         6,009        48,252
Copart Inc./1/                                               5,660        47,770
Benchmark Electronics Inc./1/                                1,838        47,696
Hughes Supply Inc.                                           1,680        47,158
Albany International Corp. Class A                           1,984        47,100
EGL Inc./1/                                                  2,905        46,596
Technitrol Inc./1/                                           2,904        45,854
AVX Corp.                                                    4,187        44,508
Granite Construction Inc.                                    2,610        43,848
CSG Systems International Inc./1/                            3,960        41,699
Dycom Industries Inc./1/                                     3,771        41,632
G&K Services Inc. Class A                                    1,463        39,984
Newport Corp./1/                                             2,978        38,479
Overseas Shipholding Group Inc.                              1,878        35,325
Shaw Group Inc. (The)/1/                                     3,017        35,148
Roadway Corp.                                                  936        34,688
Manitowoc Co. Inc. (The)                                     1,858        34,559
eFunds Corp./1/                                              3,725        34,084
Plexus Corp./1/                                              3,326        33,859
Littelfuse Inc./1/                                           1,710        33,448
Orbotech Ltd./1/                                             2,407        33,072
Regal-Beloit Corp.                                           1,888        32,379
Checkpoint Systems Inc./1/                                   2,424        32,360
Insituform Technologies Inc. Class A/1/                      1,963        31,310
Texas Industries Inc.                                        1,559        30,775
Veeco Instruments Inc./1/                                    1,889        30,394
NCO Group Inc./1/                                            1,809        30,301
Photon Dynamics Inc./1/                                      1,314        28,777
Power-One Inc./1/                                            4,916        28,759
Electro Scientific Industries Inc./1/                        2,113   $    28,378
Esterline Technologies Corp./1/                              1,588        28,187
U.S. Industries Inc./1/                                      5,884        27,949
Stewart & Stevenson Services Inc.                            2,045        27,423
Arkansas Best Corp.                                          1,080        27,378
Monaco Coach Corp./1/                                        2,010        27,175
Bowne & Co. Inc.                                             2,400        27,072
C&D Technologies Inc.                                        2,029        26,986
ProBusiness Services Inc./1/                                 1,901        26,785
Mykrolis Corp./1/                                            3,182        25,520
Aeroflex Inc./1/                                             4,695        25,259
Pioneer-Standard Electronics Inc.                            2,429        23,537
Park Electrochemical Corp.                                   1,311        23,388
Helix Technology Corp.                                       2,012        23,178
Ionics Inc./1/                                               1,188        22,572
ElkCorp                                                      1,105        22,376
Methode Electronics Inc. Class A                             2,130        22,365
CTS Corp.                                                    2,561        21,384
PRG-Schultz International Inc./1/                            3,147        20,078
FreeMarkets Inc./1/                                          3,067        19,997
Spherion Corp./1/                                            4,188        18,218
Forrester Research Inc./1/                                   1,168        18,081
FuelCell Energy Inc./1/                                      2,895        17,833
GrafTech International Ltd./1/                               4,377        17,596
MedQuist Inc./1/                                               883        16,768
Quanta Services Inc./1/                                      4,062        14,014
Milacron Inc.                                                2,592        13,530
Navigant Consulting Co./1/                                   1,799        13,510
SCS Transportation Inc./1/                                   1,102        13,202
Artesyn Technologies Inc./1/                                 3,017        12,641
TeleTech Holdings Inc./1/                                    3,079        12,562
SureBeam Corporation Class A/1/                              4,198        12,090
Wabash National Corp./1/                                     1,213        11,378
Vicor Corp./1/                                               1,593        10,705
Anaren Inc./1/                                               1,331         9,982
Hudson Highland Group Inc./1/                                  485         7,193
Presstek Inc./1/                                             1,248         6,240
AAR Corp.                                                    1,375         5,335
BE Aerospace Inc./1/                                         2,559         4,606
TOTAL COMMON STOCKS
  (Cost: $100,380,611)                                                80,980,831

Schedules of Investments                                                      37
iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
April 30, 2003

                                                        Shares or
Security                                                Principal      Value
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 4.54%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                 2,736,539   $ 2,736,539
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares                                                 435,571       435,571
BlackRock Temp Cash Money Market Fund                      17,919        17,919
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                           40,848        40,848
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                     $   38,328        38,328
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                         43,557        43,557
Holmes Financing PLC, Floating Rate Bond
   1.27%, 04/15/04                                         17,423        17,423
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                         43,555        43,555

Security                                                Principal      Value
--------------------------------------------------------------------------------
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                     $   43,557   $    43,557
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                         87,110        87,110
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                         87,111        87,111
White Pine Finance LLC, Floating Rate Note
   1.29%, 03/25/04                                         43,557        43,557
   1.29%, 04/20/04                                         43,557        43,557
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $3,678,632)                                                 3,678,632

TOTAL INVESTMENTS IN
   SECURITIES - 104.45%
   (Cost $104,059,243)                                               84,659,463
Other Assets, Less Liabilities - (4.45%)                             (3,608,937)
                                                                    -----------
NET ASSETS - 100.00%                                                $81,050,526
                                                                    ===========

/1/  Non-income earning securities.

See notes to financial statements.

38                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.86%
Citigroup Inc.                                             425,551   $16,702,877
Bank of America Corp.                                      123,904     9,175,091
Wells Fargo & Company                                      140,066     6,759,585
Fannie Mae                                                  82,198     5,950,313
JP Morgan Chase & Co.                                      165,081     4,845,127
Wachovia Corp.                                             112,634     4,303,745
Morgan Stanley                                              81,982     3,668,695
American Express Co.                                        95,768     3,625,776
U.S. Bancorp                                               158,527     3,511,373
Bank One Corp.                                              96,063     3,463,071
Freddie Mac                                                 57,458     3,326,818
Washington Mutual Inc.                                      76,604     3,025,858
Merrill Lynch & Co. Inc.                                    68,454     2,810,037
FleetBoston Financial Corp.                                 86,680     2,298,754
Fifth Third Bancorp                                         39,511     1,947,497
MBNA Corp.                                                  93,471     1,766,602
Bank of New York Co. Inc. (The)                             63,387     1,676,586
National City Corp.                                         50,566     1,514,957
Goldman Sachs Group Inc. (The)                              19,870     1,508,133
SLM Corp.                                                   12,707     1,423,184
BB&T Corp.                                                  38,930     1,269,118
Lehman Brothers Holdings Inc.                               20,072     1,263,934
SunTrust Banks Inc.                                         20,160     1,153,555
PNC Financial Services Group                                23,525     1,032,748
State Street Corp.                                          27,498       963,255
Mellon Financial Corp.                                      35,680       943,736
KeyCorp                                                     35,103       846,333
Golden West Financial Corp.                                 10,841       817,628
Capital One Financial Corp.                                 18,736       784,476
SouthTrust Corp.                                            28,609       768,466
Schwab (Charles) Corp. (The)                                84,694       730,909
Countrywide Financial Corp.                                 10,406       703,446
Hancock (John) Financial Services Inc.                      23,851       692,156
Principal Financial Group Inc.                              22,676       659,872
Comerica Inc.                                               14,474       629,764
AmSouth Bancorp                                             29,438       619,670
Regions Financial Corp.                                     18,316       617,432
M&T Bank Corp.                                               7,226       610,380
Northern Trust Corp.                                        16,037       562,899
Charter One Financial Inc.                                  18,726   $   543,990
Bear Stearns Companies Inc. (The)                            7,803       521,553
Marshall & Ilsley Corp.                                     16,781       493,697
Union Planters Corp.                                        16,426       468,798
First Tennessee National Corp.                              10,411       456,002
North Fork Bancorp Inc.                                     13,387       433,203
Synovus Financial Corp.                                     22,238       432,974
Franklin Resources Inc.                                     11,956       417,025
Huntington Bancshares Inc.                                  19,316       375,889
Zions Bancorporation                                         7,532       371,102
Popular Inc.                                                10,070       367,958
CIT Group Inc.                                              17,556       357,616
Compass Bancshares Inc.                                     10,450       352,374
National Commerce Financial Corp.                           17,018       346,146
Sovereign Bancorp Inc.                                      21,612       333,905
GreenPoint Financial Corp.                                   6,797       324,625
T. Rowe Price Group Inc.                                    10,159       310,053
Legg Mason Inc.                                              5,381       292,188
Banknorth Group Inc.                                        12,207       291,503
New York Community Bancorp Inc.                              7,679       266,615
Janus Capital Group Inc.                                    18,506       257,233
First Virginia Banks Inc.                                    5,884       240,361
Hibernia Corp. Class A                                      13,077       236,955
TCF Financial Corp.                                          5,771       228,532
Federated Investors Inc. Class B                             8,347       227,790
Mercantile Bankshares Corp.                                  5,720       219,305
Commerce Bancorp Inc.                                        5,243       213,233
Valley National Bancorp                                      7,943       210,178
Doral Financial Corp.                                        5,143       205,771
Associated Bancorp                                           5,707       199,403
Edwards (A.G.) Inc.                                          6,534       194,909
Allied Capital Corp.                                         9,042       191,600
Commerce Bancshares Inc.                                     4,793       181,415
Fulton Financial Corp.                                       8,877       177,001
Providian Financial Corp./1/                                23,770       175,185
UnionBanCal Corp.                                            4,199       169,640
Astoria Financial Corp.                                      6,642       166,183
BISYS Group Inc. (The)/1/                                    9,803       165,475
Bank of Hawaii Corp.                                         4,987       164,372

Schedules of Investments                                                      39
iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
E*TRADE Group Inc./1/                                      29,790   $    163,845
Neuberger Berman Inc.                                       5,289        162,372
SEI Investment Co.                                          6,079        160,060
City National Corp.                                         3,501        144,136
Wilmington Trust Corp.                                      5,352        144,022
Hudson City Bancorp Inc.                                    5,765        133,575
Webster Financial Corp.                                     3,556        133,492
People's Bank                                               5,046        132,962
Sky Financial Group Inc.                                    6,473        130,496
Colonial BancGroup Inc. (The)                              10,199        129,833
Eaton Vance Corp.                                           4,335        129,183
Cullen/Frost Bankers Inc.                                   3,920        128,537
Hudson United Bancorp                                       3,716        123,891
BancorpSouth Inc.                                           6,066        121,927
FirstMerit Corp.                                            5,942        121,811
Waddell & Reed Financial Inc. Class A                       6,077        121,540
Roslyn Bancorp Inc.                                         6,353        121,215
Westamerica Bancorp                                         2,799        120,637
Washington Federal Inc.                                     5,242        114,276
Investors Financial Services Corp.                          5,116        111,580
Whitney Holding Corp.                                       3,302        111,542
Trustmark Corp.                                             4,483        110,188
FNB Corp. - Florida Shares                                  3,611        109,847
Old National Bancorp                                        4,902        106,962
First Midwest Bancorp Inc.                                  3,841        106,357
Independence Community Bank Corp.                           3,870        101,200
IndyMac Bancorp Inc.                                        4,310         96,027
United Bancshares Inc.                                      3,242         93,629
Raymond James Financial Inc.                                3,257         93,411
Park National Corp.                                           924         91,005
Pacific Capital Bancorp                                     2,763         90,104
Southwest Bancorp of Texas Inc./1/                          2,634         89,503
South Financial Group Inc. (The)                            3,646         89,327
UCBH Holdings Inc.                                          3,482         88,582
Community First Bankshares Inc.                             3,242         87,278
Ameritrade Holding Corp./1/                                17,304         86,866
AmeriCredit Corp./1/                                       12,628         85,744
W Holding Co. Inc.                                          4,277         84,214
Commercial Federal Corp.                                    3,729   $     80,248
Texas Regional Bancshares Inc. Class A                      2,208         80,150
LaBranche & Co. Inc.                                        4,613         76,484
Citizens Banking Corp.                                      3,299         75,778
Staten Island Bancorp Inc.                                  4,389         75,315
Downey Financial Corp.                                      1,709         75,025
Affiliated Managers Group Inc./1/                           1,601         74,142
Silicon Valley Bancshares/1/                                2,989         69,883
Jeffries Group Inc.                                         1,759         68,284
Greater Bay Bancorp                                         4,203         67,248
Chittenden Corp.                                            2,411         65,218
MAF Bancorp Inc.                                            1,900         64,144
East West Bancorp Inc.                                      1,873         63,401
Republic Bancorp Inc.                                       4,610         59,884
Provident Financial Group Inc.                              2,460         58,179
Total System Services Inc.                                  3,002         55,537
Investment Technology Group Inc./1/                         3,863         55,202
Provident Bankshares Corp.                                  2,048         52,019
Fremont General Corp.                                       5,160         48,298
FirstFed Financial Corp./1/                                 1,421         46,168
Dime Community Bancshares                                   1,954         45,059
Harbor Florida Bancshares Inc.                              1,601         42,635
AMCORE Financial Inc.                                       1,811         42,414
Sterling Bancshares Inc.                                    3,505         41,731
Net.B@nk Inc.                                               4,029         40,209
Anchor BanCorp Wisconsin Inc.                               1,717         39,749
Pacific Northwest Bancorp                                   1,404         39,537
Knight Trading Group Inc./1/                                7,671         38,815
W.P. Stewart & Co. Ltd.                                     2,127         37,754
First Sentinel Bancorp Inc.                                 2,292         34,653
PFF Bancorp Inc.                                              947         31,904
Bay View Capital Corp./1/                                   5,035         28,851
GBC Bancorp                                                   848         23,295
SWS Group Inc.                                              1,320         21,872
Safeguard Scientifics Inc./1/                              10,411         18,219
BSB Bancorp Inc.                                              731         17,654
OceanFirst Financial Corp.                                    788         17,478
TOTAL COMMON STOCKS
   (Cost: $117,863,520)                                              116,799,225

40                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
April 30, 2003

                                                       Shares or
Security                                               Principal       Value
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 3.34%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                 2,925,865   $  2,925,865
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                   450,645        450,645
BlackRock Temp Cash Money Market Fund                      18,539         18,539
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                           42,262         42,262
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                     $   39,655         39,655
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                         45,065         45,065
Holmes Financing PLC, Floating Rate Bond
   1.27%, 04/15/04                                         18,026         18,026
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                         45,063         45,063
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                     $   45,065   $     45,065
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                         90,125         90,125
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                         90,126         90,126
White Pine Finance LLC, Floating Rate Note
   1.29%, 03/25/04                                         45,065         45,065
   1.29%, 04/20/04                                         45,065         45,065
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $3,900,566)                                                  3,900,566

TOTAL INVESTMENTS IN
   SECURITIES - 103.20%
   (Cost $121,764,086)                                               120,699,791
Other Assets, Less Liabilities - (3.20%)                             (3,742,366)
                                                                    ------------
NET ASSETS - 100.00%                                                $116,957,425
                                                                    ============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      41

Schedule of Investments

iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.91%
Equity Office Properties Trust                            625,079   $ 16,233,302
Equity Residential                                        411,156     10,653,052
Simon Property Group Inc.                                 190,261      6,986,384
Plum Creek Timber Co. Inc.                                281,510      6,547,923
Archstone-Smith Trust                                     258,787      5,900,344
ProLogis                                                  227,810      5,863,829
Duke Realty Corp.                                         191,146      5,237,400
Boston Properties Inc.                                    131,436      5,152,291
Apartment Investment & Management Co.
   Class A                                                134,754      5,088,311
Kimco Realty Corp.                                        134,744      4,877,733
General Growth Properties Inc.                             86,492      4,810,685
Vornado Realty Trust                                      125,546      4,770,748
iStar Financial Inc.                                      148,656      4,449,274
Rouse Co. (The)                                           122,057      4,241,481
Public Storage Inc.                                       121,766      3,914,777
AvalonBay Communities Inc.                                 88,781      3,541,474
Liberty Property Trust                                    109,041      3,411,893
Health Care Property Investors Inc.                        90,567      3,370,904
AMB Property Corp.                                        118,770      3,242,421
Host Marriott Corp./1/                                    391,814      3,024,804
New Plan Excel Realty Trust                               147,016      2,937,380
Weingarten Realty Investors                                73,125      2,888,437
Developers Diversified Realty Corp.                       113,052      2,848,910
United Dominion Realty Trust Inc.                         161,777      2,700,058
Macerich Co. (The)                                         78,941      2,605,053
Hospitality Properties Trust                               88,149      2,539,573
Mack-Cali Realty Corp.                                     80,231      2,532,090
Catellus Development Corp./1/                             119,386      2,528,595
Annaly Mortgage Management Inc.                           128,256      2,436,864
Pan Pacific Retail Properties Inc.                         60,120      2,351,894
Crescent Real Estate Equities Co.                         152,796      2,166,647
Chelsea Property Group Inc.                                53,360      2,116,258
Camden Property Trust                                      59,404      2,076,170
CarrAmerica Realty Corp.                                   78,495      2,047,150
BRE Properties Inc. Class A                                65,906   $  2,026,609
CenterPoint Properties Corp.                               34,933      2,024,367
Federal Realty Investment Trust                            65,069      2,005,427
Realty Income Corp.                                        52,827      1,986,295
Arden Realty Inc.                                          81,108      1,932,804
Thornburg Mortgage Inc.                                    86,212      1,931,149
Healthcare Realty Trust Inc.                               65,845      1,812,713
Shurgard Storage Centers Inc. Class A                      53,995      1,764,017
HRPT Properties Trust                                     195,184      1,762,512
CBL & Associates Properties Inc.                           39,025      1,656,611
Highwoods Properties Inc.                                  79,913      1,618,238
Trizec Properties Inc.                                    171,768      1,599,160
Post Properties Inc.                                       60,972      1,570,639
Health Care REIT Inc.                                      54,443      1,549,992
Cousins Properties Inc.                                    58,907      1,546,898
Prentiss Properties Trust                                  55,754      1,533,235
SL Green Realty Corp.                                      46,076      1,485,029
First Industrial Realty Trust Inc.                         52,894      1,478,916
Reckson Associates Realty Corp.                            76,940      1,450,319
Mills Corp.                                                45,142      1,442,738
Essex Property Trust Inc.                                  25,171      1,383,650
St. Joe Company (The)                                      45,050      1,319,965
Brandywine Realty Trust                                    53,301      1,188,612
LNR Property Corp.                                         33,232      1,170,431
Home Properties of New York Inc.                           33,425      1,160,850
Regency Centers Corp.                                      34,479      1,137,807
Colonial Properties Trust                                  31,575      1,073,866
Nationwide Health Properties Inc.                          75,840      1,061,760
Manufactured Home Communities Inc.                         30,592        980,168
Kilroy Realty Corp.                                        39,039        968,948
Capital Automotive                                         35,515        919,483
Glenborough Realty Trust Inc.                              48,163        798,543
RFS Hotel Investors Inc.                                   60,551        650,318
Equity Inns Inc.                                           70,968        476,195
Koger Equity Inc.                                          29,584        473,344
TOTAL COMMON STOCKS
   (Cost: $199,104,152)                                              195,035,717

42                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND
April 30, 2003

                                                      Shares or
Security                                              Principal       Value
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 7.01%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                               10,164,862   $ 10,164,862
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                1,627,145      1,627,145
BlackRock Temp Cash Money Market Fund                     66,939         66,939
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                         152,594        152,594
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                   $   143,181        143,181
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                       162,714        162,714
Holmes Financing PLC, Floating Rate Bond
   1.27%, 04/15/04                                        65,086         65,086
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       162,706        162,706

Security                                              Principal       Value
--------------------------------------------------------------------------------
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                   $   162,714   $    162,714
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                       325,412        325,412
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                       325,416        325,416
White Pine Finance LLC, Floating Rate Note
   1.29%, 03/25/04                                       162,714        162,714
   1.29%, 04/20/04                                       162,714        162,714
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $13,684,197)                                               13,684,197

TOTAL INVESTMENTS IN
   SECURITIES - 106.92%
   (Cost $212,788,349)                                              208,719,914
Other Assets, Less Liabilities - (6.92%)                            (13,517,169)
                                                                   ------------
NET ASSETS - 100.00%                                               $195,202,745
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      43

Schedule of Investments

iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND
April 30, 2003

Security                                                Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS - 100.02%
Equity Residential                                       840,653   $ 21,781,319
Equity Office Properties Trust                           836,083     21,713,076
Simon Property Group Inc.                                581,941     21,368,874
ProLogis                                                 552,869     14,230,848
Vornado Realty Trust                                     339,293     12,893,134
Archstone-Smith Trust                                    563,914     12,857,239
Public Storage Inc.                                      366,092     11,769,858
Kimco Realty Corp.                                       324,621     11,751,280
Boston Properties Inc.                                   296,389     11,618,449
Duke Realty Corp.                                        418,805     11,475,257
Apartment Investment & Management Co.
   Class A                                               293,976     11,100,534
General Growth Properties Inc.                           193,104     10,740,444
Rouse Co. (The)                                          269,826      9,376,453
AvalonBay Communities Inc.                               217,138      8,661,635
Liberty Property Trust                                   237,537      7,432,533
AMB Property Corp.                                       257,070      7,018,011
Health Care Property Investors Inc.                      186,937      6,957,795
Developers Diversified Realty Corp.                      257,940      6,500,088
Weingarten Realty Investors                              161,836      6,392,522
Host Marriott Corp./1/                                   826,915      6,383,784
Macerich Co. (The)                                       161,088      5,315,904
Arden Realty Inc.                                        202,429      4,823,883
CarrAmerica Realty Corp.                                 171,534      4,473,607
CenterPoint Properties Corp.                              71,878      4,165,330
Cousins Properties Inc.                                  152,360      4,000,974
Reckson Associates Realty Corp.                          188,677      3,556,561
Highwoods Properties Inc.                                173,996      3,523,419
SL Green Realty Corp.                                     96,214      3,100,977
Taubman Centers Inc.                                     160,767      2,815,030
TOTAL COMMON STOCKS
   (Cost: $270,918,296)                                             267,798,818

SHORT TERM INSTRUMENTS - 7.00%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                               13,919,982     13,919,982

                                                        Shares or
Security                                                Principal       Value
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                2,226,786   $  2,226,786
BlackRock Temp Cash Money Market Fund                     91,607         91,607
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                         208,828        208,828
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                   $   195,947        195,947
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                       222,679        222,679
Holmes Financing PLC, Floating Rate Bond
   1.27%, 04/15/04                                        89,071         89,071
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       222,668        222,668
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                       222,679        222,679
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                       445,335        445,335
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                       445,341        445,341
White Pine Finance LLC, Floating Rate Note
   1.29%, 03/25/04                                       222,679        222,679
   1.29%, 04/20/04                                       222,679        222,679
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $18,736,281)                                               18,736,281

TOTAL INVESTMENTS IN
   SECURITIES - 107.02%
   (Cost $289,654,577)                                              286,535,099
Other Assets, Less Liabilities - (7.02%)                            (18,803,244)
                                                                   ------------
NET ASSETS - 100.00%                                               $267,731,855
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

44                                    2003 iShares Annual Report to Shareholders

Statements of Assets and Liabilities

iSHARES TRUST
April 30, 2003

                                                    iShares Dow Jones U.S.
                                  ---------------------------------------------------------
                                      Basic        Consumer       Consumer
                                    Materials      Cyclical     Non-Cyclical     Financial
                                     Sector         Sector         Sector         Sector
                                   Index Fund     Index Fund     Index Fund     Index Fund
-------------------------------------------------------------------------------------------
ASSETS
Investments at cost               $116,399,010   $170,275,903   $107,977,578   $165,336,999
                                  ------------   ------------   ------------   ------------
Investments in securities, at
   value (including securities
   on loan/1/)
   (Note 1)                       $105,937,891   $139,694,845   $ 90,945,274   $156,154,224
Receivables:
   Investment securities sold               --         20,073             --             --
   Dividends and interest              140,167         34,005        134,115        160,215
                                  ------------   ------------   ------------   ------------
Total Assets                       106,078,058    139,748,923     91,079,389    156,314,439
                                  ------------   ------------   ------------   ------------

LIABILITIES
Payables:
   Collateral for securities on
      loan (Note 5)                  6,221,498      9,854,662      3,075,355      7,973,457
   Advisory fees (Note 2)               77,256        118,419         85,793        138,313
                                  ------------   ------------   ------------   ------------
Total Liabilities                    6,298,754      9,973,081      3,161,148      8,111,770
                                  ------------   ------------   ------------   ------------
NET ASSETS                        $ 99,779,304   $129,775,842   $ 87,918,241   $148,202,669
                                  ============   ============   ============   ============

Net assets consist of:
   Paid-in capital                $110,956,261   $162,900,447   $106,567,328   $160,685,687
   Undistributed net investment
      income                           222,602             --        343,378        320,833
   Accumulated net realized
      loss                            (938,440)    (2,543,547)    (1,960,161)    (3,621,076)
   Net unrealized depreciation     (10,461,119)   (30,581,058)   (17,032,304)    (9,182,775)
                                  ------------   ------------   ------------   ------------
NET ASSETS                        $ 99,779,304   $129,775,842   $ 87,918,241   $148,202,669
                                  ============   ============   ============   ============
iShares outstanding                  2,900,000      2,850,000      2,200,000      2,050,000
                                  ============   ============   ============   ============
Net asset value per iShare        $      34.41   $      45.54   $      39.96   $      72.29
                                  ============   ============   ============   ============

/1/  Securities on loan with market values of $6,010,688, $9,488,557, $2,980,593 and $7,745,665, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                          45
iSHARES TRUST
April 30, 2003

                                            iShares Dow Jones U.S.             iShares Cohen & Steers
                                  ------------------------------------------   ----------------------
                                   Industrial      Financial        Real               Realty
                                     Sector        Services        Estate              Majors
                                   Index Fund     Index Fund     Index Fund          Index Fund
------------------------------------------------------------------------------------------------
ASSETS
Investments at cost               $104,059,243   $121,764,086   $212,788,349        $289,654,577
                                  ------------   ------------   ------------        ------------
Investments in securities, at
   value (including securities
   on loan/1/) (Note 1)           $ 84,659,463   $120,699,791   $208,719,914        $286,535,099
Receivables:
   Investment securities sold           80,194             --         25,614              29,935
   Dividends and interest               42,982        124,047        292,408               1,515
                                  ------------   ------------   ------------        ------------
Total Assets                        84,782,639    120,823,838    209,037,936         286,566,549
                                  ------------   ------------   ------------        ------------

LIABILITIES
Payables:
   Collateral for securities on
      loan (Note 5)                  3,656,450      3,783,012     13,659,230          18,693,000
   Advisory fees (Note 2)               75,663         83,401        175,961             141,694
                                  ------------   ------------   ------------        ------------
Total Liabilities                    3,732,113      3,866,413     13,835,191          18,834,694
                                  ------------   ------------   ------------        ------------
NET ASSETS                        $ 81,050,526   $116,957,425   $195,202,745        $267,731,855
                                  ============   ============   ============        ============

Net assets consist of:
   Paid-in capital                $108,217,403   $119,384,714   $202,275,013        $272,188,767
   Undistributed net investment
      income                             6,208        221,979        654,592             442,680
   Accumulated net realized
      loss                          (7,773,305)    (1,584,973)    (3,658,425)         (1,780,114)
   Net unrealized depreciation     (19,399,780)    (1,064,295)    (4,068,435)         (3,119,478)
                                  ------------   ------------   ------------        ------------
NET ASSETS                        $ 81,050,526   $116,957,425   $195,202,745        $267,731,855
                                  ============   ============   ============        ============
iShares outstanding                  2,100,000      1,400,000      2,450,000           3,150,000
                                  ============   ============   ============        ============
Net asset value per iShare        $      38.60   $      83.54   $      79.67        $      84.99
                                  ============   ============   ============        ============

/1/ Securities on loan with market values of $3,536,372, $3,648,281, $13,219,094 and $18,068,139, respectively. See Note 5.

See notes to financial statements.

46                                    2003 iShares Annual Report to Shareholders

Statements of Operations

iSHARES TRUST
Year Ended April 30, 2003

                                                     iShares Dow Jones U.S.
                                    --------------------------------------------------------
                                       Basic        Consumer       Consumer
                                     Materials      Cyclical     Non-Cyclical    Financial
                                       Sector        Sector         Sector         Sector
                                    Index Fund     Index Fund     Index Fund     Index Fund
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/1/                     $ 1,901,881   $  1,019,926   $  2,431,006   $  3,259,600
   Interest                               1,054          1,154          1,507          1,938
   Securities lending income              5,271         10,842          6,908         11,537
                                    -----------   ------------   ------------   ------------
Total investment income               1,908,206      1,031,922      2,439,421      3,273,075
                                    -----------   ------------   ------------   ------------
EXPENSES (NOTE 2)
   Advisory fees                        424,542        872,272        674,017        773,730
                                    -----------   ------------   ------------   ------------
Total expenses                          424,542        872,272        674,017        773,730
                                    -----------   ------------   ------------   ------------
Net investment income                 1,483,664        159,650      1,765,404      2,499,345
                                    -----------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)
   Net realized gain (loss) from:
      Investments                    (1,279,700)    (5,159,089)    (1,500,897)    (3,055,484)
      In-kind redemptions             1,327,337     (7,486,234)      (763,435)     3,449,041
                                    -----------   ------------   ------------   ------------
   Net realized gain (loss)              47,637    (12,645,323)    (2,264,332)       393,557
                                    -----------   ------------   ------------   ------------
   Net change in unrealized
      appreciation (depreciation)
      on investments                 (9,234,438)   (28,561,389)   (22,809,651)   (12,735,690)
                                    -----------   ------------   ------------   ------------
Net realized and unrealized
   loss                              (9,186,801)   (41,206,712)   (25,073,983)   (12,342,133)
                                    -----------   ------------   ------------   ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS        $(7,703,137)  $(41,047,062)  $(23,308,579)  $ (9,842,788)
                                    ===========   ============   ============   ============

/1/  Net of foreign withholding tax of $--, $--, $-- and $861, respectively.

See notes to financial statements.

Financial Statements                                                          47
iSHARES TRUST
Year Ended April 30, 2003

                                              iShares Dow Jones U.S.            iShares Cohen & Steers
                                    -----------------------------------------   ----------------------
                                     Industrial     Financial        Real                Realty
                                       Sector        Services       Estate               Majors
                                     Index Fund    Index Fund     Index Fund           Index Fund
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/1/                     $  1,152,060   $ 1,389,286   $  9,924,664         $11,335,260
   Interest                                  856           851          3,758               5,047
   Securities lending income               4,670         4,879          9,640              13,892
                                    ------------   -----------   ------------         -----------
Total investment income                1,157,586     1,395,016      9,938,062          11,354,199
                                    ------------   -----------   ------------         -----------
EXPENSES (NOTE 2)
   Advisory fees                         426,880       335,039        852,062             609,516
   Other expenses                             --            --             --              18,567
                                    ------------   -----------   ------------         -----------
Total expenses                           426,880       335,039        852,062             628,083
                                    ------------   -----------   ------------         -----------
   Less reimbursements from
      investment advisor                      --            --             --              18,567
                                    ------------   -----------   ------------         -----------
   Net expenses                          426,880       335,039        852,062             609,516
                                    ------------   -----------   ------------         -----------
Net investment income                    730,706     1,059,977      9,086,000          10,744,683
                                    ------------   -----------   ------------         -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)
   Net realized gain (loss) from:
      Investments                     (2,990,716)   (1,360,508)    (5,284,239)         (3,550,842)
      In-kind redemptions                968,732       395,787        (50,815)          3,884,971
                                    ------------   -----------   ------------         -----------
   Net realized gain (loss)           (2,021,984)     (964,721)    (5,335,054)            334,129
                                    ------------   -----------   ------------         -----------
   Net change in unrealized
      appreciation (depreciation)
      on investments                  (9,582,522)     (291,999)    (6,654,575)         (2,468,883)
                                    ------------   -----------   ------------         -----------
Net realized and unrealized
   loss                              (11,604,506)   (1,256,720)   (11,989,629)         (2,134,754)
                                    ------------   -----------   ------------         -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $(10,873,800)  $  (196,743)  $ (2,903,629)        $ 8,609,929
                                    ============   ===========   ============         ===========

/1/  Net of foreign withholding tax of $--, $520, $-- and $--, respectively.

See notes to financial statements.

48                                    2003 iShares Annual Report to Shareholders

Statements of Changes in Net Assets
iSHARES TRUST

                                      iShares Dow Jones U.S.            iShares Dow Jones U.S.           iShares Dow Jones U.S.
                                        Basic Materials                   Consumer Cyclical              Consumer Non-Cyclical
                                       Sector Index Fund                  Sector Index Fund                Sector Index Fund
                                 -------------------------------   -------------------------------   -------------------------------
                                     For the          For the          For the          For the          For the          For the
                                   year ended       year ended       year ended       year ended       year ended       year ended
                                 April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS
OPERATIONS:
   Net investment income
      (loss)                      $  1,483,664     $    346,199    $     159,650     $    (26,261)    $  1,765,404     $    504,214
   Net realized gain
      (loss)                            47,637        1,205,403      (12,645,323)      (1,660,770)      (2,264,332)         745,268
   Net change in unrealized
      appreciation (depreciation)   (9,234,438)      (1,894,605)     (28,561,389)      (2,197,507)     (22,809,651)       7,027,878
                                  ------------     ------------    -------------     ------------     ------------     ------------
Net increase (decrease) in net
   assets resulting from
   operations                       (7,703,137)        (343,003)     (41,047,062)      (3,884,538)     (23,308,579)       8,277,360
                                  ------------     ------------    -------------     ------------     ------------     ------------
DISTRIBUTIONS TO
   iSHAREHOLDERS:
   From net investment
   income                           (1,321,199)        (290,722)        (159,650)              --       (1,581,472)        (384,121)
   Return of capital                        --               --          (17,563)         (34,142)              --               --
                                  ------------     ------------    -------------     ------------     ------------     ------------
Total distributions to
   iShareholders                    (1,321,199)        (290,722)        (177,213)         (34,142)      (1,581,472)        (384,121)
                                  ------------     ------------    -------------     ------------     ------------     ------------
iSHARES TRANSACTIONS:
   iShares sold                    124,678,747       71,382,916      257,549,911      112,522,207       67,215,486      107,938,159
   iShares redeemed                (73,863,854)     (22,571,247)    (215,911,491)      (9,181,366)     (69,380,963)     (15,049,846)
                                  ------------     ------------    -------------     ------------     ------------     ------------
Net increase (decrease) in net
   assets from iShares
   transactions                     50,814,893       48,811,669       41,638,420      103,340,841       (2,165,477)      92,888,313
                                  ------------     ------------    -------------     ------------     ------------     ------------
INCREASE (DECREASE) IN
   NET ASSETS                       41,790,557       48,177,944          414,145       99,422,161      (27,055,528)     100,781,552

NET ASSETS:

Beginning of year                   57,988,747        9,810,803      129,361,697       29,939,536      114,973,769       14,192,217
                                  ------------     ------------    -------------     ------------     ------------     ------------
End of year                       $ 99,779,304     $ 57,988,747    $ 129,775,842     $129,361,697     $ 87,918,241     $114,973,769
                                  ============     ============    =============     ============     ============     ============
Undistributed net investment
   income included in net
   assets at end of year          $    222,602     $     60,137    $          --     $         --     $    343,378     $    159,446
                                  ============     ============    =============     ============     ============     ============

iSHARES ISSUED AND REDEEMED:
   iShares sold                      3,550,000        1,800,000        5,350,000        2,050,000        1,500,000        2,400,000
   iShares redeemed                 (2,100,000)        (600,000)      (4,850,000)        (200,000)      (1,700,000)        (350,000)
                                  ------------     ------------    -------------     ------------     ------------     ------------
Net increase (decrease) in
   iShares outstanding               1,450,000        1,200,000          500,000        1,850,000         (200,000)       2,050,000
                                  ============     ============    =============     ============     ============     ============

See notes to financial statements.

Financial Statements                                                          49
iSHARES TRUST

                                      iShares Dow Jones U.S.            iShares Dow Jones U.S.            iShares Dow Jones U.S.
                                         Financial Sector                 Industrial Sector                 Financial Services
                                           Index Fund                         Index Fund                        Index Fund
                                 -------------------------------   -------------------------------   -------------------------------
                                     For the          For the          For the          For the          For the          For the
                                   year ended       year ended       year ended       year ended       year ended       year ended
                                 April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS
OPERATIONS:
   Net investment income          $  2,499,345     $  1,215,104     $    730,706     $    282,707     $  1,059,977     $    692,855
   Net realized gain
      (loss)                           393,557       (1,008,648)      (2,021,984)      (4,649,321)        (964,721)       2,135,083
   Net change in unrealized
      appreciation
      (depreciation)               (12,735,690)         689,174       (9,582,522)      (8,322,529)        (291,999)      (1,226,479)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Net increase (decrease)
   in net assets resulting
   from operations                  (9,842,788)         895,630      (10,873,800)     (12,689,143)        (196,743)       1,601,459
                                  ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
   iSHAREHOLDERS:
   From net investment
      income                        (2,355,203)      (1,042,235)        (724,498)        (298,793)        (945,070)        (635,045)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Total distributions to
   iShareholders                    (2,355,203)      (1,042,235)        (724,498)        (298,793)        (945,070)        (635,045)
                                  ------------     ------------     ------------     ------------     ------------     ------------
iSHARES TRANSACTIONS:
   iShares sold                     59,776,259       80,797,659       34,729,899       62,661,232       75,007,718       48,659,380
   iShares redeemed                (21,171,250)     (16,104,168)     (26,715,462)     (10,929,414)     (17,000,726)     (27,000,210)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Net increase in net assets
   from iShares transactions        38,605,009       64,693,491        8,014,437       51,731,818       58,006,992       21,659,170
                                  ------------     ------------     ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN
   NET ASSETS                       26,407,018       64,546,886       (3,583,861)      38,743,882       56,865,179       22,625,584

NET ASSETS:

Beginning of year                  121,795,651       57,248,765       84,634,387       45,890,505       60,092,246       37,466,662
                                  ------------     ------------     ------------     ------------     ------------     ------------
End of year                       $148,202,669     $121,795,651     $ 81,050,526     $ 84,634,387     $116,957,425     $ 60,092,246
                                  ============     ============     ============     ============     ============     ============
Undistributed net investment
   income included in net
   assets at end of year          $    320,833     $    249,526     $      6,208     $         --     $    221,979     $    107,072
                                  ============     ============     ============     ============     ============     ============

iSHARES ISSUED AND REDEEMED:
   iShares sold                        850,000        1,000,000          900,000        1,250,000          950,000          550,000
   iShares redeemed                   (300,000)        (200,000)        (650,000)        (250,000)        (200,000)        (300,000)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Net increase in iShares
   outstanding                         550,000          800,000          250,000        1,000,000          750,000          250,000
                                  ============     ============     ============     ============     ============     ============

See notes to financial statements.

50                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                                             iShares                        iShares
                                           Dow Jones U.S.                 Cohen & Steers
                                           Real Estate                    Realty Majors
                                            Index Fund                      Index Fund
                                 -------------------------------   -------------------------------
                                     For the          For the          For the          For the
                                   year ended       year ended       year ended       year ended
                                 April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS
OPERATIONS:
   Net investment income         $   9,086,000    $   4,623,204    $  10,744,683    $  2,654,365
   Net realized gain (loss)         (5,335,054)       8,745,631          334,129       3,444,424
   Net change in unrealized
   appreciation (depreciation)      (6,654,575)       1,157,394       (2,468,883)       (553,278)
                                 -------------    -------------    -------------    ------------
Net increase (decrease) in net
   assets resulting from
   operations                       (2,903,629)      14,526,229        8,609,929       5,545,511
                                 -------------    -------------    -------------    ------------
Undistributed net investment
   income included in the
   price of capital shares
   issued or redeemed                  378,000            1,500        2,950,500         203,000
                                 -------------    -------------    -------------    ------------
DISTRIBUTIONS TO
   iSHAREHOLDERS:
   From net investment income       (7,002,627)      (4,234,903)      (8,993,012)     (2,506,725)
   Return of capital                (1,573,981)        (539,945)      (2,864,361)       (226,211)
                                 -------------    -------------    -------------    ------------
Total distributions to
   iShareholders                    (8,576,608)      (4,774,848)     (11,857,373)     (2,732,936)
                                 -------------    -------------    -------------    ------------
iSHARES TRANSACTIONS:
   iShares sold                    247,295,083      236,633,649      313,456,287     109,838,135
   iShares redeemed               (147,895,080)    (193,530,117)    (135,111,372)    (63,217,081)
                                 -------------    -------------    -------------    ------------
Net increase in net assets
   from iShares transactions        99,400,003       43,103,532      178,344,915      46,621,054
                                 -------------    -------------    -------------    ------------
INCREASE IN NET ASSETS              88,297,766       52,856,413      178,047,971      49,636,629

NET ASSETS:

Beginning of year                  106,904,979       54,048,566       89,683,884      40,047,255
                                 -------------    -------------    -------------    ------------
End of year                      $ 195,202,745    $ 106,904,979    $ 267,731,855    $ 89,683,884
                                 =============    =============    =============    ============
Undistributed net investment
   income included in net
   assets at end of year         $     654,592    $     121,105    $     442,680    $     30,173
                                 =============    =============    =============    ============

iSHARES ISSUED AND REDEEMED:
   iShares sold                      3,100,000        2,950,000        3,800,000        1,250,000
   iShares redeemed                 (1,900,000)      (2,400,000)      (1,650,000)        (750,000)
                                 -------------    -------------    -------------    -------------
Net increase in iShares
   outstanding                       1,200,000          550,000        2,150,000          500,000
                                 =============    =============    =============    =============

See notes to financial statements.

Financial Statements                                                          51

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                               iShares Dow Jones U.S.                            iShares Dow Jones U.S.
                                               Basic Materials Sector                              Consumer Cyclical
                                                    Index Fund                                     Sector Index Fund
                                ------------------------------------------------  ------------------------------------------------
                                                                  Period from                                       Period from
                                                                Jun. 12, 2000/1/                                  Jun. 12, 2000/1/
                                  Year ended      Year ended           to           Year ended      Year ended           to
                                April 30, 2003  April 30, 2002   April 30, 2001   April 30, 2003  April 30, 2002   April 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period             $ 39.99         $ 39.24         $36.04           $  55.05        $  59.88         $ 59.63
                                   -------         -------         ------           --------        --------         -------
Income from investment
   operations:
   Net investment income              0.70            0.55           0.55               0.05            0.02            0.09
   Net realized and unrealized
      gain (loss)                    (5.62)           0.73           3.25              (9.50)          (4.80)           0.45
                                   -------         -------         ------           --------        --------         -------
Total from investment
   operations                        (4.92)           1.28           3.80              (9.45)          (4.78)           0.54
                                   -------         -------         ------           --------        --------         -------
Less distributions from:
   Net investment income             (0.66)          (0.53)         (0.53)             (0.05)             --           (0.10)
   Net realized gain                    --              --          (0.07)                --              --           (0.19)
   Return of capital                    --              --             --              (0.01)          (0.05)             --
                                   -------         -------         ------           --------        --------         -------
Total distributions                  (0.66)          (0.53)         (0.60)             (0.06)          (0.05)          (0.29)
                                   -------         -------         ------           --------        --------         -------
Net asset value, end of
   period                          $ 34.41         $ 39.99         $39.24           $  45.54        $  55.05         $ 59.88
                                   =======         =======         ======           ========        ========         =======

Total return                        (12.30)%          3.38%         10.80%/2/         (17.17)%         (7.98)%          0.98%/2/
                                   =======         =======         ======           ========        ========         =======

Ratios/Supplemental data:
   Net assets, end of
      period (000s)                $99,779         $57,989         $9,811           $129,776        $129,362         $29,940
   Ratio of expenses to
      average net assets/3/           0.60%           0.60%          0.60%              0.60%           0.60%           0.60%
   Ratio of net investment
      income (loss) to average
      net assets/3/                   2.10%           1.42%          1.77%              0.11%          (0.05)%          0.16%
   Portfolio turnover
      rate/4/                            6%              9%            16%                10%              4%             25%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                               iShares Dow Jones U.S.                             iShares Dow Jones U.S.
                                               Consumer Non-Cyclical                                 Financial Sector
                                                Sector Index Fund                                      Index Fund
                                 ------------------------------------------------   -----------------------------------------------
                                                                    Period from                                      Period from
                                                                 Jun. 12, 2000/1/                                   May 22, 2000/1/
                                   Year ended      Year ended           to            Year ended      Year ended          to
                                 Apr. 30, 2003   Apr. 30, 2002    Apr. 30, 2001     Apr. 30, 2003   Apr. 30, 2002    Apr. 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period                       $ 47.91         $  40.55         $ 40.83           $  81.20        $  81.78         $ 71.80
                                   -------         --------         -------           --------        --------         -------
Income from investment
   operations:
   Net investment income              0.69             0.49            0.42               1.31            1.11            1.77
   Net realized and unrealized
      gain (loss)                    (8.04)            7.41           (0.39)             (8.94)          (0.61)          10.17
                                   -------         --------         -------           --------        --------         -------
Total from investment
   operations                        (7.35)            7.90            0.03              (7.63)           0.50           11.94
                                   -------         --------         -------           --------        --------         -------
less distributions from:
   Net investment income             (0.60)           (0.54)          (0.31)             (1.28)          (1.08)          (1.57)
   Net realized gain                    --               --              --                 --              --           (0.39)
                                   -------         --------         -------           --------        --------         -------
Total distributions                  (0.60)           (0.54)          (0.31)             (1.28)          (1.08)          (1.96)
                                   -------         --------         -------           --------        --------         -------
Net asset value, end of
   period                          $ 39.96         $  47.91         $ 40.55           $  72.29        $  81.20         $ 81.78
                                   =======         ========         =======           ========        ========         =======

Total return                        (15.40)%          19.65%           0.06%/2/          (9.33)%          0.66%          16.69%/2/
                                   =======         ========         =======           ========        ========         =======

Ratios/supplemental data:
   Net assets, end of
      period (000s)                $87,918         $114,974         $14,192           $148,203        $121,796         $57,249
   Ratio of expenses to
      average net assets/3/           0.60%            0.60%           0.60%              0.60%           0.60%           0.60%
   Ratio of net investment
      income to average net
      assets/3/                       1.57%            1.46%           1.21%              1.94%           1.49%           1.46%
   Portfolio turnover
      rate/4/                           28%               8%             38%                28%              4%             11%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          53
iSHARES TRUST
(For a share outstanding throughout each period)

                                             iShares Dow Jones U.S.                             iShares Dow Jones U.S.
                                               Industrial Sector                                  Financial Services
                                                  Index Fund                                          Index Fund
                                 ------------------------------------------------   ------------------------------------------------
                                                                    Period from                                       Period from
                                                                 Jun. 12, 2000/1/                                   Jun. 22, 2000/1/
                                   Year ended      Year ended            to           Year ended      Year ended          to
                                 Apr. 30, 2003   Apr. 30, 2002    Apr. 30, 2001     Apr. 30, 2003   Apr. 30, 2002    Apr. 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period                       $ 45.75         $  53.99        $ 58.11            $  92.45       $ 93.67           $ 85.58
                                   -------         --------        -------            --------       -------           -------
Income from investment
   operations:
   Net investment income              0.38             0.29           0.22                1.41          1.22              1.29
   Net realized and
      unrealized gain
      (loss)                         (7.15)           (8.23)         (3.98)              (8.90)        (1.26)             8.10
                                   -------         --------        -------            --------       -------           -------
Total from investment
   operations                        (6.77)           (7.94)         (3.76)              (7.49)        (0.04)             9.39
                                   -------         --------        -------            --------       -------           -------
Less distributions from:
   Net investment income             (0.38)           (0.30)         (0.23)              (1.42)        (1.18)            (1.17)
   Net realized gain                    --               --          (0.13)                 --            --             (0.13)
                                   -------         --------        -------            --------       -------           -------
Total distributions                  (0.38)           (0.30)         (0.36)              (1.42)        (1.18)            (1.30)
                                   -------         --------        -------            --------       -------           -------
Net asset value, end of
   period                          $ 38.60         $  45.75        $ 53.99            $  83.54       $ 92.45           $ 93.67
                                   =======         ========        =======            ========       =======           =======

Total return                        (14.75)%         (14.72)%        (6.46)%/2/          (8.02)%        0.00%/5/         11.03%/2/
                                   =======         ========        =======            ========       =======           =======

Ratios/supplemental data:
   Net assets, end of
      period (000s)                $81,051         $ 84,634        $45,891            $116,957       $60,092           $37,467
   Ratio of expenses to
      average net assets/3/           0.60%            0.60%          0.60%               0.60%         0.60%             0.60%
   Ratio of net investment
      income to average net
      assets/3/                       1.03%            0.56%          0.44%               1.90%         1.46%             1.33%
   Portfolio turnover
      rate/4/                           12%              27%            23%                 41%            3%                5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than 0.01%

See notes to financial statements.

54                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                             iShares Dow Jones U.S.                             iShares Dow Jones U.S.
                                               Industrial Sector                                  Financial Services
                                                  Index Fund                                          Index Fund
                                 ------------------------------------------------   ------------------------------------------------
                                                                    Period from                                       Period from
                                                                 Jun. 12, 2000/1/                                   Jun. 29, 2000/1/
                                   Year ended      Year ended            to           Year ended      Year ended          to
                                 Apr. 30, 2003   Apr. 30, 2002    Apr. 30, 2001     Apr. 30, 2003   Apr. 30, 2002    Apr. 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period                       $  85.52        $  77.21        $ 68.97            $  89.68         $ 80.09         $ 79.86
                                   --------        --------        -------            --------         -------         -------
Income from investment
   operations:
   Net investment income               5.04            4.56           3.51                4.59            4.79            1.11
   Net realized and
      unrealized gain
      (loss)                          (6.01)           8.71           7.51               (4.32)           9.98           (0.39)
                                   --------        --------        -------            --------         -------         -------
Total from investment
   operations                         (0.97)          13.27          11.02                0.27           14.77            0.72
                                   --------        --------        -------            --------         -------         -------
less distributions from:
   Net investment income              (3.98)          (4.54)         (2.64)              (3.76)          (4.77)          (0.49)
   Net realized gain                     --              --          (0.14)                 --              --              --
   Return of capital                  (0.90)          (0.42)            --               (1.20)          (0.41)             --
                                   --------        --------        -------            --------         -------         -------
Total distributions                   (4.88)          (4.96)         (2.78)              (4.96)          (5.18)          (0.49)
                                   --------        --------        -------            --------         -------         -------
Net asset value, end of
   period                          $  79.67        $  85.52        $ 77.21            $  84.99         $ 89.68         $ 80.09
                                   ========        ========        =======            ========         =======         =======

Total return                          (0.98)%         17.83%         16.32%/2/            0.46%          19.05%           0.91%/2/
                                   ========        ========        =======            ========         =======         =======

Ratios/supplemental data:
   Net assets, end of
      period (000s)                $195,203        $106,905        $54,049            $267,732         $89,684         $40,047
   Ratio of expenses to
      average net assets/3/            0.60%           0.60%          0.60%               0.35%/5/        0.35%           0.35%
   Ratio of net investment
      income to average net
      assets/3/                        6.40%           5.97%          6.37%               6.17%/5/        5.80%           6.01%
   Portfolio turnover
      rate/4/                            21%             10%            30%                 13%             15%              2%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/ Includes voluntary reimbursement from the advisor. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

See notes to financial statements.

Financial Highlights                                                          55

Notes to the Financial Statements

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Cyclical Sector, iShares Dow Jones U.S. Consumer Non-Cyclical Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate and the iShares Cohen & Steers Realty Majors Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

EQUALIZATION

The iShares Dow Jones U.S. Real Estate Index Fund and the iShares Cohen & Steers Realty Majors Index Fund use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

56                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At April 30, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------------------
                                     Undistributed    Undistributed    Total Distributable
iShares Index Fund                  Ordinary Income   Long-Term Gain        Earnings
------------------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials
   Sector                               $222,602            $--              $222,602
Dow Jones U.S. Consumer
   Non-Cyclical Sector                   343,378             --               343,378
Dow Jones U.S. Financial Sector          247,989             --               247,989
Dow Jones U.S. Industrial Sector           6,208             --                 6,208
Dow Jones U.S. Financial Services        221,979             --               221,979
------------------------------------------------------------------------------------------

For the year ended April 30, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes.

From November 1, 2002 to April 30, 2003, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2004.

--------------------------------------------------------------------------------
                                                                     Deferred
                                                                   Net Realized
iShares Index Fund                                                Capital Losses
--------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials Sector                               $    3,235
Dow Jones U.S. Consumer Cyclical Sector                                689,951
Dow Jones U.S. Consumer Non-Cyclical Sector                            450,412
Dow Jones U.S. Financial Sector                                      1,073,866
Dow Jones U.S. Industrial Sector                                    $  208,357
Dow Jones U.S. Financial Services                                      533,948
Dow Jones U.S. Real Estate                                             546,829
--------------------------------------------------------------------------------

Notes to the Financial Statements                                             57
iSHARES TRUST

The following Funds had tax basis net capital loss carryforwards at April 30, 2003, the tax year-end of the Funds, as follows:

--------------------------------------------------------------------------------
                                 Expiring    Expiring     Expiring
iShares Index Fund                 2009        2010         2011        Total
--------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials
   Sector                         $    --   $   67,181   $  474,468   $  541,649
Dow Jones U.S. Consumer
   Cyclical Sector                     --      214,348      640,467      854,815
Dow Jones U.S. Consumer
   Non-Cyclical Sector             12,169      410,794      786,981    1,209,944
Dow Jones U.S. Financial
   Sector                              --      146,667    1,198,744    1,345,411
Dow Jones U.S. Industrial
   Sector                              --    4,102,570    1,969,601    6,072,171
Dow Jones U.S. Financial
   Services                            --      138,646      506,488      645,134
Dow Jones U.S. Real Estate             --           --      818,229      818,229
--------------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended April 30, 2003 are disclosed in the Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at April 30, 2003.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

58                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
                                                                        Advisory
iShares Index Fund                                                        Fee
--------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials Sector                                     0.60%
Dow Jones U.S. Consumer Cyclical Sector                                   0.60
Dow Jones U.S. Consumer Non-Cyclical Sector                               0.60
Dow Jones U.S. Financial Sector                                           0.60
Dow Jones U.S. Industrial Sector                                          0.60%
Dow Jones U.S. Financial Services                                         0.60
Dow Jones U.S. Real Estate                                                0.60
Cohen & Steers Realty Majors                                              0.35
--------------------------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through April 30, 2003, BGI earned $3,270 in securities lending agent fees from the Funds.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended April 30, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended April 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

Subsequent to the fiscal year-end for the Funds, the iShares Cohen & Steers Realty Majors Index Fund received revised information regarding the characterization of a prior distribution from a security issuer. In connection with the prior distribution, the Fund incurred a tax expense in the amount of $18,567, which was voluntarily reimbursed by BGFA.

Notes to the Financial Statements                                             59
iSHARES TRUST

As of April 30, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended April 30, 2003, were as follows:

--------------------------------------------------------------------------------
iShares Index Fund                                      Purchases       Sales
--------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials Sector                  $ 4,418,920   $ 4,151,251
Dow Jones U.S. Consumer Cyclical Sector                 14,842,194    14,757,955
Dow Jones U.S. Consumer Non-Cyclical
   Sector                                               31,300,399    31,174,930
Dow Jones U.S. Financial Sector                         36,416,195    36,256,981
Dow Jones U.S. Industrial Sector                         8,888,251     8,886,675
Dow Jones U.S. Financial Services                       23,720,610    23,593,621
Dow Jones U.S. Real Estate                              30,872,534    30,289,004
Cohen & Steers Realty Majors                            23,239,558    23,490,048
--------------------------------------------------------------------------------

In-kind transactions for the year ended April 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                       In-Kind        In-Kind
iShares Index Fund                                    Purchases        Sales
--------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials Sector                $124,378,028   $ 73,721,819
Dow Jones U.S. Consumer Cyclical Sector               257,383,245    215,876,882
Dow Jones U.S. Consumer Non-Cyclical
   Sector                                              67,160,033     69,309,714
Dow Jones U.S. Financial Sector                        59,680,022     21,142,201
Dow Jones U.S. Industrial Sector                       34,690,975     26,704,417
Dow Jones U.S. Financial Services                      74,909,424     16,994,170
Dow Jones U.S. Real Estate                            248,797,992    149,124,094
Cohen & Steers Realty Majors                          315,439,521    134,944,691
--------------------------------------------------------------------------------

60                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

At April 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------
                                                                                   Net
                                     Tax         Unrealized     Unrealized     Unrealized
iShares Index Fund                   Cost       Appreciation   Depreciation   Depreciation
------------------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials
   Sector                        $116,792,566    $  282,638    $(11,137,313)  $(10,854,675)
Dow Jones U.S. Consumer
   Cyclical Sector                171,274,684     1,256,824     (32,836,663)   (31,579,839)
Dow Jones U.S. Consumer
   Non-Cyclical Sector            108,277,383     1,291,292     (18,623,401)   (17,332,109)
Dow Jones U.S. Financial
   Sector                         166,465,954     4,709,107     (15,020,837)   (10,311,730)
Dow Jones U.S. Industrial
   Sector                         105,552,020            --     (20,892,557)   (20,892,557)
Dow Jones U.S. Financial
   Services                       122,169,977     3,099,077      (4,569,263)    (1,470,186)
Dow Jones U.S. Real Estate        214,427,124     2,973,217      (8,680,427)    (5,707,210)
Cohen & Steers Realty Majors      290,992,011     5,704,374     (10,161,286)    (4,456,912)
------------------------------------------------------------------------------------------

4.   iSHARES TRANSACTIONS

At April 30, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.   LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of April 30, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less and money market mutual funds. The market value of the securities on loan at April 30, 2003 and the value of the related collateral are disclosed in Statements of Assets and Liabilities.

6.   LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

Notes to the Financial Statements                                             61

Report of Independent Accountants

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Dow Jones Series Funds and the iShares Cohen & Steers Realty Majors Index Fund (the "Funds"), as listed on the table of contents, at April 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 30, 2003

62                                    2003 iShares Annual Report to Shareholders

Tax Information (Unaudited)

iSHARES TRUST

For corporate shareholders, a portion of the income dividends paid by certain of the Funds during the year ended April 30, 2003 qualified for the dividends-received deduction.

--------------------------------------------------------------------------------
                                                                      Dividends-
                                                                       Received
iShares Index Fund                                                    Deduction
--------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials Sector                                   100.00%
Dow Jones U.S. Consumer Cyclical Sector                                 100.00
Dow Jones U.S. Consumer Non-Cyclical Sector                              91.45
Dow Jones U.S. Financial Sector                                          78.90%
Dow Jones U.S. Industrial Sector                                        100.00
Dow Jones U.S. Financial Services                                       100.00
--------------------------------------------------------------------------------

The following are estimates of dividend income received by the Funds through April 30, 2003 that qualify for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

--------------------------------------------------------------------------------
                                                                       Qualified
                                                                       Dividend
iShares Index Fund                                                      Income
--------------------------------------------------------------------------------
Dow Jones U.S. Basic Materials Sector                                   $602,956
Dow Jones U.S. Consumer Cyclical Sector                                  231,157
Dow Jones U.S. Consumer Non-Cyclical Sector                              669,601
Dow Jones U.S. Financial Sector                                         $978,912
Dow Jones U.S. Industrial Sector                                         361,718
Dow Jones U.S. Financial Services                                        603,450
--------------------------------------------------------------------------------

Tax Information                                                               63

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2003, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

            iShares Dow Jones U.S. Basic Materials Sector Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% ....................................       2          0.29%
Greater than 0.5% and Less than 1.0% .................      19          2.77%
Between 0.5% and -0.5% ...............................     656         95.78%
Less than -0.5% and Greater than -1.0% ...............       4          0.58%
Less than -1.0% ......................................       4          0.58%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

64                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

           iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% ....................................       1          0.15%
Greater than 0.5% and Less than 1.0% .................       8          1.17%
Between 0.5% and -0.5% ...............................     669         97.66%
Less than -0.5% and Greater than -1.0% ...............       3          0.44%
Less than -1.0% ......................................       4          0.58%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

         iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% ....................................       1          0.15%
Greater than 0.5% and Less than 1.0% .................       8          1.17%
Between 0.5% and -0.5% ...............................     672         98.09%
Less than -0.5% and Greater than -1.0% ...............       3          0.44%
Less than -1.0% ......................................       1          0.15%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

               iShares Dow Jones U.S. Financial Sector Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% ....................................       1          0.15%
Greater than 0.5% and Less than 1.0% .................       4          0.58%
Between 0.5% and -0.5% ...............................     670         97.81%
Less than -0.5% and Greater than -1.0% ...............       6          0.88%
Less than -1.0% ......................................       4          0.58%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

               iShares Dow Jones U.S. Industrial Sector Index Fund Period Covered: July 1, 2000 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% .......................................    1          0.15%
Greater than 0.5% and Less than 1.0% ....................    5          0.73%
Between 0.5% and -0.5% ..................................  669         97.66%
Less than -0.5% and Greater than -1.0% ..................    6          0.88%
Less than -1.0% .........................................    4          0.58%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

Supplemental Information                                                      65
iSHARES TRUST

              iShares Dow Jones U.S. Financial Services Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% ....................................       1          0.15%
Greater than 0.5% and Less than 1.0% .................       5          0.73%
Between 0.5% and -0.5% ...............................     671         97.96%
Less than -0.5% and Greater than -1.0% ...............       4          0.58%
Less than -1.0% ......................................       4          0.58%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

                  iShares Dow Jones U.S. Real Estate Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% ....................................      --            --
Greater than 0.5% and Less than 1.0% .................       4          0.58%
Between 0.5% and -0.5% ...............................     675         98.54%
Less than -0.5% and Greater than -1.0% ...............       5          0.73%
Less than -1.0% ......................................       1          0.15%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

                 iShares Cohen & Steers Realty Majors Index Fund
              Period Covered: April 1, 2001 through March 31, 2003

                                                         Number    Percentage of
Premium/Discount Range                                   of Days    Total Days
----------------------                                   -------   -------------
Greater than 1.0% ....................................      --            --
Greater than 0.5% and Less than 1.0% .................       4          0.80%
Between 0.5% and -0.5% ...............................     489         98.40%
Less than -0.5% and Greater than -1.0% ...............       2          0.40%
Less than -1.0% ......................................       2          0.40%
                                                           ---        ------
                                                           497        100.00%
                                                           ===        ======

66                                    2003 iShares Annual Report to Shareholders

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 79 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 104 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                              Interested Trustees

                               Position(s),          Principal Occupation(s)
Name, Age and Address       Length of Service          During Past 5 Years                  Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
*GARRETT F. BOUTON (58)     Trustee (since       Managing Director and Chief          Director (since 2002) of iShares,
Barclays Global Investors   January 1, 2002),    Executive Officer (1999-2003) for    Inc.; Chairman of the Board of
45 Fremont Street           Chairman (since      Barclays Global Investors, N.A.      Directors (since 1998) of BGFA;
San Francisco, CA 94105     February 28, 2002)   ("BGI") Global Individual Investor   Director (since 1998) of BGI;
                            and President.       Business; Global H.R. Director       Director of various Barclays
                                                 (from 1996-1999) for BGI.            subsidiaries (since 1997).

*NATHAN MOST (89)           Trustee (since       Consultant to BGI (1998-2002),       Director (since 1996) and President
P.O. Box 193                December 16,         American Stock Exchange              (1996-2002) of iShares, Inc.
Burlingame, CA 94011        1999)                (1996-2000) and the Hong Kong
                                                 Stock Exchange (1998 to present);
                                                 Consultant to the Amsterdam Stock
                                                 Exchange (1997-1998); Consultant
                                                 to the Pacific Stock Exchange
                                                 (1997-1998).

----------
* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

Trustees Information                                                          67
iSHARES TRUST

                              Independent Trustees

                               Position(s),           Principal Occupation(s)
Name, Age and Address       Length of Service           During Past 5 Years                 Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
John B. Carroll (67)        Trustee (since       Retired Vice President of            Director (since 1996) of
520 Main Street             January 1, 2002)     Investment Management (1984-2000)    iShares, Inc.; Trustee and member
Ridgefield, CT 06877                             of Verizon Corporation; Advisory     of the Executive Committee (since
                                                 Board member of Ibbotson             1991) of the Common Fund
                                                 Associates (1992-1998); former       Institutional Funds, a non-profit
                                                 Vice Chairman and Executive          organization; Member of the Board
                                                 Committee Member (1994-1998)         of Managers of JP Morgan Private
                                                 of the Committee on Investment       Equity Funds.
                                                 of Employee Benefit Assets of the
                                                 Financial Executive Institute.

Richard K. Lyons (42)       Trustee (since       Professor, University of             Director (since 2001) of
Haas School of Business,    February 15, 2000)   California, Berkeley: Haas School    iShares, Inc.; Trustee (since
UC Berkeley                                      of Business (since 1993);            2001) of Barclays Global Investors
Berkeley, CA 94720                               Consultant for IMF World Bank,       Funds and Master Investment
                                                 Federal Reserve Bank, and Citibank   Portfolio; Board of Trustees:
                                                 N.A. (since 2000).                   Matthews Asian Funds since 1995
                                                                                      (oversees 6 portfolios).

George C. Parker (64)       Trustee (since       Dean Witter Distinguished            Director (since 2001) of
Graduate School of          February 15, 2000)   Professor of Finance (since 1994);   iShares, Inc.; Board of Directors:
Business (Room K301)                             Associate Dean for Academic          Affinity Group (since 1998);
Stanford University                              Affairs, Director of MBA Program,    Bailard, Biehl and Kaiser, Inc.
521 Memorial Way                                 and Professor, Stanford              (since 1985); California Casualty
Stanford, CA 94305                               University: Graduate School of       Group of Insurance Companies (since
                                                 Business (1993-2001).                1978); Continental Airlines, Inc.
                                                                                      (since 1996); Community First
                                                                                      Financial Group (since 1995);
                                                                                      Dresdner/RCM Mutual Funds
                                                                                      (1994-2002); Tyon Ranch Company
                                                                                      (since 1999).

W. Allen Reed (55)          Trustee (since       President and Chief Executive        Director (since 1996) of
General Motors Investment   January 1, 2002)     Officer (since 1994) of General      iShares, Inc.; Director (since
Management Corp.                                 Motors Investment Management         1994) of General Motors Investment
767 Fifth Avenue                                 Corporation.                         Management Corporation; Director
New York, NY 10153                                                                    (1995-1998) of Taubman
                                                                                      Centers, Inc. (a real estate
                                                                                      investment trust); Director (since
                                                                                      1992) of FLIR Systems (an imaging
                                                                                      technology company); Director
                                                                                      (since 1994) of General Motors
                                                                                      Acceptance Corporation; Director
                                                                                      (since 1994) of GMAC Insurance
                                                                                      Holdings, Inc.; Director (since
                                                                                      1995) of Global Emerging Markets
                                                                                      Fund; Director (since 2000) of
                                                                                      Temple Inland Industries; Chairman
                                                                                      (since 1995) of the Investment
                                                                                      Advisory Committee of Howard Hughes
                                                                                      Medical Institute.

68                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                         Officers who are not Trustees

                                                      Principal Occupation(s)
Name, Age and Address            Position               During Past 5 Years               Directorships Held by Officers
---------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss (41)       Vice President         Chief Executive Officer of the        Board of Trustees for Barclays
Barclays Global Investors                          Individual Investor Business of       Global Investors Funds and Master
45 Fremont Street                                  BGI.; The Boston Consulting Group     Investment Portfolio (since 2001).
San Francisco, CA 94105                            (until 1997).

Michael Latham (37)         Secretary, Treasurer   Director of Mutual Fund Delivery in   None.
Barclays Global Investors   and Principal          the U.S. Individual Investor
45 Fremont Street           Financial Officer      Business of BGI (since 2000); Head
San Francisco, CA 94105                            of Operations, BGI Europe
                                                   (1997-2000).
Donna M. Rogers (36)        Assistant Treasurer    Senior Director (formerly             None.
Investors Bank & Trust Co.                         Director), Mutual Fund
200 Clarendon Street                               Administration at Investors Bank &
Boston, MA 02116                                   Trust Co. ("IBT") (since 1994).

Jeffrey J. Gaboury (34)     Assistant Treasurer    Director (formerly Manager), Mutual   None.
Investors Bank & Trust Co.                         Fund Administration, Reporting and
200 Clarendon Street                               Compliance, IBT (since 1996).
Boston, MA 02116

Susan C. Mosher (48)        Assistant Secretary    Senior Director & Senior Counsel,     None.
Investors Bank & Trust Co.                         Mutual Fund Administration, IBT
200 Clarendon Street                               (since 1995).
Boston, MA 02116

Sandra I. Madden (36)       Assistant Secretary    Senior Associate Counsel, Mutual      None.
Investors Bank & Trust Co.                         Fund Administration, IBT (since
200 Clarendon Street                               1999); Associate, Scudder Kemper
Boston, MA 02116                                   Investments, Inc. (1996-1999).

Lois Towers (52)            Assistant Vice         U.S. Compliance Officer, BGI          None.
Barclays Global Investors   President -- AML       (since 1999).
45 Fremont Street           Compliance Officer
San Francisco, CA 94105

Trustees Information                                                          69

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index F und (IOO)

This advertising section does  not constitute part of the 2003 Annual Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)(TM)" are trademarks of Goldman, Sachs & Co.

70                                    2003 iShares Annual Report to Shareholders
iShare are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C) 2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

   iShares Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iShares (1 800 474 2737) www.iShares.com

                                                                 BGI-F-015-04003

                                                              [LOGO] iShares (R)

                       2003 ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2003

[GRAPHIC]

INDUSTRIAL STRENGTH INVESTMENT TOOLS

iShares DOW JONES U.S. TOTAL MARKET INDEX FUND iShares DOW JONES U.S. ENERGY SECTOR INDEX FUND iShares DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND iShares DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND iShares DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND iShares DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Table of Contents

Shareholder Letter .........................................................   1
Market Overview ............................................................   3
Managers' Discussion & Analysis ............................................   6
Schedules of Investments ...................................................  18
   iShares Dow Jones U.S. Total Market Index Fund ..........................  18
   iShares Dow Jones U.S. Energy Sector Index Fund .........................  39
   iShares Dow Jones U.S. Healthcare Sector Index Fund .....................  41
   iShares Dow Jones U.S. Technology Sector Index Fund .....................  44
   iShares Dow Jones U.S. Telecommunications Sector Index Fund .............  48
   iShares Dow Jones U.S. Utilities Sector Index Fund ......................  49
Financial Statements .......................................................  51
Financial Highlights .......................................................  55
Notes to the Financial Statements ..........................................  58
Report of Independent Accountants ..........................................  64
Tax Information (Unaudited) ................................................  65
Supplemental Information (Unaudited) .......................................  66
Trustees Information (Unaudited) ...........................................  69
iShares Family of Funds ....................................................  74

                      THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders

For many investors, the past year was another difficult and challenging period. A tepid economy, corporate accounting scandals and lackluster company earnings all contributed to the major U.S. equity indexes declining for the third straight year, a bear market performance not seen in decades. Global geopolitical uncertainties add to the possibility that challenging market conditions may continue.

However, iShares continued to innovate and expand, offering more tools that help investors tailor their portfolios to address volatility in this complex market environment. For example, last year iShares launched the first fixed income exchange traded funds. Based on investor demand for less volatile asset classes, iShares introduced three bond funds based on Lehman U.S. Treasury indexes. In addition, to provide credit market exposure a fund was introduced based on the GS $ InvesTop(TM) Index. Business Week named the iShares fixed income funds one of the best new products of the year.(1) Assets under management were $3.6 billion as of March 31, 2003 for the iShares fixed income funds.

With the addition of the fixed income iShares, investors can achieve more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds.(2) With almost 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and now fixed income indexes. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. In fact, despite the year's difficult markets, assets under management for iShares actually grew during 2002. As of March 31, 2003, iShares had $29 billion in assets under management.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

   /s/ Garrett F. Bouton                      /s/ Lee Kranefuss
   ----------------------------------         ----------------------------------
   Garrett F. Bouton                          Lee Kranefuss
   President and Chairman of                  Vice President of
   the Board of Trustees for                  the Board of Trustees for
   iShares Trust                              iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/  Business Week, 12/16/02.

/2/  Morningstar Principia, BGI analysis 6/02.

Shareholder Letter                                                             1

For complete information, including charges and expenses, request a prospectus by calling 1 800 iShares (1 800 474 2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

This advertising section does not constitute part of the 2003 Annual Report.

2                                     2003 iShares Annual Report to Shareholders

Market Overview

U.S. Equity Markets

The three-year slide in equity markets continued into the early part of 2003. By early March, equities seemed to be heading back towards the lows of October last year as the prospect of war in Iraq began to loom large. However, the final onset of war on March 20th proved to be the signal for a strong rally in stocks. The reporting period ended April 30, 2003 with U.S. equities up modestly from the start of the year and 18% above their October lows, based on the S&P 500 Index. That still left U.S. equities some 15% down over the 12-month reporting period.

Undoubtedly, the war was a significant factor in depressing market values. Indeed, since the tragic events of September 11, geopolitical risk has played an important factor in investment decision-making. However, the bear market has had at its roots very different economic and corporate causes. Not unreasonably, analogies often have been drawn between this market decline and the depressed equity market of the 1930s. Both bear markets followed periods of economic and corporate excess that took many years to work out of the system. The severity of the present downturn has been moderated by the generally more enlightened economic management of today. Yet there has remained a potential for global deflation and prolonged recession as policy makers have struggled to find the right blend of monetary and fiscal policies in an environment where global productive capacity has continued to run well ahead of demand.

Interlaced with these concerns have been the corporate accounting scandals. Understandably, investor confidence has been badly shaken by these events and, in certain respects, industry, too, has become more inward-looking. It appears that many businesses have been less inclined to undertake new investment as plans for business growth have been modified to reflect uncertain economic prospects. Business investment has been down more than 10% in the last two calendar years according to the U.S. Government's Bureau of Economic Analysis.

Resilient consumer spending, fuelled by 40-year low interest rates and a buoyant housing market, have so far prevented the economy from sliding into a deeper recession. The 0.5% cut in interest rates in November 2002 was designed to shore up confidence. Hopefully, these measures will help the economy through its current "soft spot" but there remains real concerns that the malaise in manufacturing could spread to the broader economy, inducing a so-called "double-dip" recession.

U.S. Fixed Income Markets

What is bad for equities is often good for bonds. As equities hit low-points in early October, bond prices rose to new highs. Indeed, yields on the 30-year bond recorded their lowest levels since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries fell to their lowest levels since the late 1950s. Bond prices then fell again through the end of October as equities staged a rally.

The aggressive half-point cut in the federal funds rate to 1.25% in November initially failed to inspire a lasting rally in bonds as yields drifted sideways through to the end of the year and into early January. By early March, fixed income markets had firmed once more as the threat of war and the diminishing prospect of sustained economic recovery added to the relative attractiveness of bonds. At the onset of fighting, however, bond prices dropped and yields retraced to higher levels as many investors shifted out of bonds into equities.

Short-term interest rates, after allowing for inflation, were substantially negative as of the end of the reporting period. This would normally be of some concern to bond investors particularly, as in the run up to the war, when oil and gold prices had been rising and the dollar falling on the foreign exchange markets. Yet the perception of many was that inflation is not, and should not, become a concern in an environment where cost-cutting remained the norm and where producers still had difficulty passing on cost increases in final product prices.

The other traditional concern for bond investors is the state of government finances. The prospect of an increased bond supply on the back of an escalating federal budget deficit did little to dampen the enthusiasm for U.S. Treasuries. Nevertheless, it was another restraining factor in a market that offered only limited value.

Market Overview                                                                3

International Equity Markets

The downturn in U.S. equities was echoed in markets around the world. The corporate accounting scandals, the hesitant nature of economic recovery, and heightened geopolitical risks in the Middle East caused concern among some investors.

Economic growth in Europe in particular proved disappointing, with Germany most seriously affected by the downturn in international trade. On December 5th, the European Central Bank ("ECB") belatedly followed the Federal Reserve Board with a half-point cut in interest rates to 2.75%. The ECB cited sluggish growth and an abatement of inflationary pressures as the key factors behind its decision. Yet, as in the U.S., many investors remained unimpressed and equities continued to drift lower. With forecasts for economic growth in the region still being pared back, the ECB cut rates again on March 6th, this time by 0.25%. Over the reporting period as a whole, European equity markets showed losses generally steeper than those incurred in the U.S.

Relative to its European partners, the U.K. fared more favorably, helped by a relatively expansive fiscal policy and a strong housing market, which supported consumer confidence and spending. Nevertheless, with consumer confidence at its weakest in five years and manufacturing investment hitting a 20-year low, the Bank of England cut the UK base rate by 0.25% to 3.75% in February 2003, the lowest level for U.K. interest rates for 48 years. As elsewhere, U.K. equities fell with concerns over the pensions industry and the solvency of the insurance sector added to investor woes.

Any hopes that Japanese equities would buck the weaker global trend evaporated as the market spiraled down once again, with the Nikkei Dow hitting a new 20-year low in April. After more than a decade, Japan remained in the grip of deflation. Consumer prices have fallen for three years in a row, which raised the real value of debt and, in turn, put further pressure on the country's banking system.

4                                     2003 iShares Annual Report to Shareholders

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
Performance as of 4/30/03

              Average Annual Total Returns                   Cumulative Total Returns
---------------------------------------------------------   ---------------------------
    Year Ended 4/30/03           Inception to 4/30/03          Inception to 4/30/03
---------------------------   ---------------------------   ---------------------------
  NAV     MARKET     INDEX      NAV     MARKET     INDEX      NAV     MARKET     INDEX
-------   -------   -------   -------   -------   -------   -------   -------   -------
(13.89)%  (14.08)%  (13.78)%  (13.49)%  (13.58)%  (13.36)%  (34.18)%  (34.36)%  (33.83)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/16/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                 Sector Breakout

                       DOW JONES U.S. TOTAL MARKET INDEX

                                    [CHART]

                                   Pie chart

Basic Materials          2.56%
Consumer Cyclical       14.54%
Consumer Non-Cyclical    8.67%
Energy                   6.13%
Financial               21.24%
Healthcare              14.66%
Industrial              11.61%
Technology              14.13%
Telecommunications       3.39%
Utilities                3.07%

The iShares Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 13.89%, while the Index fell 13.78%.

Equity prices fell during the reporting period, driven down by weak economic data, poor consumer confidence, and geopolitical tension. GDP growth followed a rollercoaster ride throughout the reporting period, never able to deliver two consecutively strong quarters. As manufacturing activity slowed, the job market weakened. Notably, consumer confidence fell during the reporting period. Consumer confidence is important as it provides indications of consumer spending, which generally accounts for two thirds of GDP. Ongoing geopolitical tension fueled the sense of uncertainty. As the possibility of an invasion in Iraq became reality, the price of oil briefly surged to nearly $40 per barrel. Toward the end of the reporting period, stock markets moved in line with developments of the war. In spite of the ups and downs, equities generally gained ground through the end of the reporting period, retracing some of their earlier losses.

6                                     2003 iShares Annual Report to Shareholders

Reflecting the breadth of the market decline, each sector within the Index posted a negative return during the reporting period. Driven down by weaker demand and the fallout from earlier accounting scandals within the industry, the utilities sector (3.07% of the Index as of April 30, 2003) suffered the steepest decline, falling 21.74%. Technology stocks (14.13% of the Index as of April 30, 2003) were hit hard early in the reporting period, but recouped some of their losses during the first few months of 2003 to finish down 18.12%. Cyclicals (14.54% of the Index as of April 30, 2003) and energy shares (6.13% of the Index as of April 30, 2003) fell 16.73% and 16.30%, respectively. Real estate, a subset of financial services, was the best performing sector, thanks to historically low mortgage rates. For the reporting period, the real estate sector fell just 0.43%.

Among the Index's ten largest holdings, performance was mixed during the reporting period. American International Group (1.44% of the Index as of April 30, 2003) declined 15.90%, Pfizer (2.66% of the Index as of April 30, 2003) lost 14.01%, and Johnson & Johnson (1.82% of the Index as of April 30, 2003) dropped 10.46%. Exxon Mobil (2.56% of the Index as of April 30, 2003) fell 10.10%. On the positive side, Merck & Co. (1.42% of the Index as of April 30, 2003) gained 9.96%. IBM (1.56% of the Index as of April 30, 2003) climbed 2.15%, and Wal-Mart Stores (1.67% of the Index as of April 30) returned 1.42%.

                 iShares Dow Jones U.S. Total Market Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                    [CHART]

                                   Line chart

           iShares Dow Jones
           U.S. Total Market      Dow Jones U.S.
              Index Fund       Total Market Index
           -----------------   ------------------
                 $10,000             $10,000
                 $ 9,920             $ 9,925
                 $10,644             $10,652
                 $10,145             $10,154
OCT-2000         $ 9,994             $10,003
                 $ 9,041             $ 9,047
                 $ 9,184             $ 9,193
                 $ 9,516             $ 9,522
                 $ 8,607             $ 8,615
                 $ 8,013             $ 8,022
APR-2001         $ 8,680             $ 8,694
                 $ 8,750             $ 8,764
                 $ 8,564             $ 8,580
                 $ 8,426             $ 8,441
                 $ 7,920             $ 7,934
                 $ 7,216             $ 7,228
OCT-2001         $ 7,383             $ 7,403
                 $ 7,963             $ 7,987
                 $ 8,070             $ 8,094
                 $ 7,933             $ 7,958
                 $ 7,766             $ 7,790
                 $ 8,100             $ 8,127
APR-2002         $ 7,646             $ 7,674
                 $ 7,568             $ 7,597
                 $ 7,000             $ 7,028
                 $ 6,461             $ 6,486
                 $ 6,494             $ 6,520
                 $ 5,806             $ 5,829
OCT-2002         $ 6,278             $ 6,304
                 $ 6,660             $ 6,689
                 $ 6,280             $ 6,307
                 $ 6,126             $ 6,152
                 $ 6,028             $ 6,055
                 $ 6,086             $ 6,116
APR-2003         $ 6,583             $ 6,615

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               7

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
Performance as of 4/30/03

            Average Annual Total Returns                  Cumulative Total Returns
------------------------------------------------------   ---------------------------
   Year Ended 4/30/03           Inception to 4/30/03         Inception to 4/30/03
---------------------------   ------------------------   ---------------------------
  NAV     MARKET     INDEX      NAV    MARKET    INDEX     NAV      MARKET    INDEX
-------   -------   -------   ------   ------   ------   -------   -------   -------
(18.22)%  (18.42)%  (16.30)%  (7.37)%  (7.40)%  (6.17)%  (19.82)%  (19.90)%  (16.75)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/16/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

Exxon Mobil Corp.            41.72%
ChevronTexaco Corp.          11.87%
ConocoPhillips                6.01%
Schlumberger Ltd.             4.28%
Occidental Petroleum Corp.    1.99%
Anadarko Petroleum Corp.      1.95%
Baker Hughes Inc.             1.66%
Halliburton Inc.              1.65%
Burlington Resources Inc.     1.64%
Apache Corp.                  1.62%

The iShares Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 18.22%, while the Index fell 16.30%.

The difference between the return of the Fund and the return of the Index was primarily due to the fact that the Fund underweighted its investment in certain securities in order to comply with IRS regulations. These regulations, which apply to all registered investment companies but do not affect the composition of the Index, limited the amount the Fund could invest in certain Index securities, and contributed to the difference between the returns of the Fund and those of the Index.

Equity markets continued to face challenges on multiple fronts during the reporting period. A global economic slowdown continued to drag down markets, sapping corporate earnings and eroding investor confidence. Investors faced other concerns, including accounting scandals at leading corporations and the looming war with Iraq. As tensions over Iraq mounted, markets responded negatively to the level of uncertainty that surrounded the global outlook. Finally, the onset of war brought an end to the uncertainty, and markets rallied briefly. As

8                                     2003 iShares Annual Report to Shareholders
investors followed each development of the invasion, markets rose and fell, in general climbing higher through the remainder of the reporting period.

Energy companies' share prices were hurt by the global economic slowdown, and in particular by weakness in the U.S. manufacturing sector. While instability in oil-producing regions such as the Middle East has generally been able to boost fuel prices and in turn provide support for energy stocks, the ongoing situation in Iraq failed to lift share prices substantially. Although the anticipation of war briefly drove the price of oil to nearly $40 per barrel, oil prices quickly dropped as it began to appear that the oil fields in Iraq would suffer only minimal damage.

Within the Index's ten largest individual holdings, performance was mixed during the reporting period. The three largest holdings, diversified oil companies Exxon Mobil (41.72% of the Index as of April 30, 2003), ChevronTexaco (11.87% of the Index as of April 30, 2003), and ConocoPhillips (6.01% of the Index as of April 30, 2003), fell 10.10%, 24.74%, and 13.21%, respectively. Oil services and exploration companies Schlumberger Ltd (4.28% of the Index as of April 30, 2003) and Baker Hughes (1.66% of the Index as of April 30, 2003) posted declines of 22.10% and 24.57%, respectively. On the positive side of the performance spectrum, Halliburton (1.65% of the Index as of April 30, 2003) gained 29.73%, and Occidental Petroleum (1.99% of the Index as of April 30, 2003) climbed 7.46%.


                iShares Dow Jones U.S. Energy Sector Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                     [CHART]

                                   Line chart

           iShares Dow Jones
           U.S. Energy Sector      Dow Jones U.S.
               Index Fund       Energy Sector Index
           ------------------   -------------------
                 $10,000              $10,000
                 $ 9,270              $ 9,409
                 $10,340              $10,343
                 $10,555              $10,694
OCT-2000         $10,104              $10,333
                 $ 9,621              $ 9,868
                 $10,813              $10,839
                 $10,372              $10,448
                 $10,413              $10,415
                 $10,270              $10,264
APR-2001         $11,314              $11,327
                 $11,187              $11,232
                 $10,048              $10,206
                 $ 9,959              $ 9,973
                 $ 9,536              $ 9,553
                 $ 8,728              $ 8,852
OCT-2001         $ 9,302              $ 9,373
                 $ 8,951              $ 8,992
                 $ 9,534              $ 9,574
                 $ 9,061              $ 9,205
                 $ 9,404              $ 9,619
                 $10,197              $10,415
APR-2002         $ 9,806              $ 9,945
                 $ 9,553              $ 9,716
                 $ 9,280              $ 9,476
                 $ 8,141              $ 8,340
                 $ 8,288              $ 8,390
                 $ 7,651              $ 7,689
OCT-2002         $ 7,785              $ 7,953
                 $ 8,045              $ 8,246
                 $ 8,057              $ 8,280
                 $ 7,833              $ 8,048
                 $ 8,047              $ 8,261
                 $ 8,067              $ 8,323
APR-2003         $ 8,018              $ 8,323

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                9

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
Performance as of 4/30/03

          Average Annual Total Returns                   Cumulative Total Returns
----------------------------------------------------    --------------------------
   Year Ended 4/30/03        Inception to 4/30/03         Inception to 4/30/03
-------------------------    -----------------------    --------------------------
  NAV     MARKET    INDEX     NAV     MARKET   INDEX      NAV     MARKET    INDEX
------    ------    -----    -----    ------   -----    ------    ------    ------
(10.06)%  (10.20)%  (9.60)%  (4.84)%  (4.88)%  (4.25)%  (13.35)%  (13.43)%  (11.75)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/16/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

Pfizer Corp.               18.13%
Johnson & Johnson          12.39%
Merck & Co. Inc.            9.67%
Amgen Inc.                  5.34%
Lilly (Eli) and Co.         4.53%
Abbott Laboratories         4.41%
Medtronic Inc.              4.29%
Wyeth                       4.27%
Bristol-Myers Squibb Co.    3.66%
UnitedHealth Group Inc.     2.07%

The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 10.06%, while the Index declined 9.60%.

A weak economy and geopolitical tensions sent stock prices lower during the reporting period. Early in the period, equities fell substantially on poor earnings levels and corporate scandals, rising jobless claims, and the threat of war in Iraq. The labor market remained soft, housing starts declined, and the U.S. dollar continued weakening. By January, the uncertainty surrounding an invasion of Iraq dominated market behavior: as investors waited, markets drifted downward. In mid-March, however, when an invasion became imminent, markets responded positively. The successful progress of the war provided additional support to equities, which generally moved upward through the end of April. The late gains, however, were not enough to offset the declines logged earlier in the reporting period.

In addition to the generally poor investing conditions, healthcare stocks struggled under a number of specific issues. Pharmaceutical stocks, which populated most of the Index's ten largest holdings as of April 30, 2003, were particularly hard hit. Several key pharmaceutical companies faced expirations on their patents and in turn, the threat of competition from generic drug makers. Additionally, a number of

10                                    2003 iShares Annual Report to Shareholders
pharmaceutical companies had relatively sparce product pipelines, putting pressure on share prices. For some biotechnology and medical technology companies, however, the picture was brighter. Following steep declines in previous reporting periods, many of these companies rebounded during the first few months of 2003, as some bellwether companies provided positive earnings guidance.

Within the Index's ten largest holdings, the weakest performers for the reporting period were major drug companies Pfizer (18.13% of the Index as of April 30, 2003), Abbott Laboratories (4.41% of the Index as of April 30, 2003), and Wyeth (4.27% of the Index as of April 30, 2003), which fell 14.01%, 22.75%, and 21.93%, respectively. Johnson & Johnson (12.39% of the Index as of April 30,
2003) lost 10.46%, and Bristol-Myers Squibb (3.66% of the Index as of April 30,
2003) dropped 6.95%. Biotechnology giant Amgen (5.34% of the Index as of April 30, 2003) had the strongest performance, gaining 15.92%. Merck (9.67% of the Index as of April 30, 2003) rose 9.96%, and Medtronic (4.29% of the Index as of April 30, 2003) climbed 7.44%.

              iShares Dow Jones U.S. Healthcare Sector Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line chart

           iShares Dow Jones   Dow Jones U.S.
            U.S. Healthcare     Healthcare
           Sector Index Fund   Sector Index
           -----------------   -------------
                $10,000           $10,000
                $10,481           $10,506
                $10,709           $10,756
                $11,178           $11,233
Oct-2000        $11,480           $11,541
                $11,697           $11,756
                $12,084           $12,148
                $11,044           $11,105
                $10,958           $11,023
                $10,034           $10,099
Apr-2001        $10,428           $10,501
                $10,585           $10,666
                $10,247           $10,331
                $10,568           $10,660
                $10,223           $10,317
                $10,197           $10,295
Oct-2001        $10,254           $10,357
                $10,781           $10,895
                $10,470           $10,587
                $10,244           $10,364
                $10,221           $10,343
                $10,282           $10,411
Apr-2002        $ 9,635           $ 9,761
                $ 9,431           $ 9,557
                $ 8,566           $ 8,685
                $ 8,359           $ 8,473
                $ 8,410           $ 8,528
                $ 7,911           $ 8,027
Oct-2002        $ 8,326           $ 8,451
                $ 8,558           $ 8,693
                $ 8,251           $ 8,384
                $ 8,223           $ 8,359
                $ 8,051           $ 8,189
                $ 8,358           $ 8,506
Apr-2003        $ 8,667           $ 8,825

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               11

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
Performance as of 4/30/03

            Average Annual Total Returns                     Cumulative Total Returns
--------------------------------------------------------    --------------------------
   Year Ended 4/30/03           Inception to 4/30/03           Inception to 4/30/03
--------------------------    --------------------------    --------------------------
  NAV     MARKET    INDEX       NAV     MARKET    INDEX       NAV      MARKET    INDEX
------    ------    ------    ------    ------    ------    ------     ------    ------
(18.59)%  (18.48)%  (18.12)%  (33.17)%  (33.14)%  (32.76)%  (69.68)%   (69.65)%  (69.11)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (05/15/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/19/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                     [CHART]

                                    Bar chart

Microsoft Corp.                         18.10%
International Business Machines Corp.   11.01%
Intel Corp.                              9.23%
Cisco Systems Inc.                       8.19%
Dell Computer Corp.                      5.06%
Oracle Corp.                             3.67%
Hewlett-Packard Co.                      3.43%
Texas Instruments Inc.                   2.46%
QUALCOMM Inc.                            1.92%
Applied Materials Inc.                   1.85%

The iShares Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 18.59%, while the Index fell 18.12%.

The threat of war with Iraq, corporate accounting scandals, and weak economic growth conspired to put pressure on share prices during the reporting period. Historically low interest rates in the U.S. -- the federal funds rate stood at 1.25% by the end of the reporting period -- did help to catalyze consumer spending and keep real estate prices strong, providing a measure of support to the economy. Although the threat of war in Iraq sapped market strength, the actual onset brought a rally that lifted U.S. stocks about 13% in seven trading sessions ending March 21. Despite market ups and downs throughout the remainder of the reporting period, stocks overall crept upward, although not enough to erase earlier losses.

Information technology stocks were among the market's worst performers during the reporting period. Capital spending by companies, a significant source of revenue for information technology firms, was weak throughout the reporting period. Such spending has fallen dramatically over the past several years, leading to layoffs, bankruptcies and declining revenues across the information technology

12                                    2003 iShares Annual Report to Shareholders
landscape. During the last several months of the reporting period, however, technology stocks quietly gained back some ground. For many companies in the sector, this meant mitigating steep losses; for a few technology names, however, the upswing allowed them to turn their losses into gains for the reporting period.

Among the Index's top ten holdings, performance was mixed for the reporting period. Texas Instruments (2.46% of the Index as of April 30, 2003) declined 39.94%, and Applied Materials Inc. (1.85% of the Index as of April 30, 2003) fell 39.88%. Technology bellwether Intel (9.23% of the Index as of April 30,
2003) lost 35.51%. Cisco Systems (8.19% of the Index as of April 30, 2003), however, reversed course during the reporting period to gain 2.39%. Oracle Corporation (3.67% of the Index as of April 30, 2003) gained 18.33%, and Dell Computer (5.06% of the Index as of April 30, 2003) rose 10.02%.

               iShares Dow Jones U.S. Technology Sector Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line chart

             iShares Dow Jones
           U.S. Technology Sector       Dow Jones U.S.
               Index Fund           Technology Sector Index
           ----------------------   -----------------------
                  $10,000                  $10,000
                  $11,008                  $11,018
                  $10,342                  $10,362
                  $11,723                  $11,751
                  $ 9,833                  $ 9,863
Oct-2000          $ 9,153                  $ 9,186
                  $ 7,013                  $ 7,045
                  $ 6,397                  $ 6,430
                  $ 7,427                  $ 7,468
                  $ 5,315                  $ 5,347
                  $ 4,587                  $ 4,618
Apr-2001          $ 5,441                  $ 5,480
                  $ 5,196                  $ 5,235
                  $ 5,239                  $ 5,282
                  $ 4,869                  $ 4,911
                  $ 4,252                  $ 4,291
                  $ 3,329                  $ 3,360
Oct-2001          $ 3,953                  $ 3,992
                  $ 4,630                  $ 4,677
                  $ 4,560                  $ 4,608
                  $ 4,612                  $ 4,664
                  $ 3,948                  $ 3,994
                  $ 4,248                  $ 4,300
Apr-2002          $ 3,725                  $ 3,772
                  $ 3,563                  $ 3,611
                  $ 3,090                  $ 3,134
                  $ 2,815                  $ 2,855
                  $ 2,765                  $ 2,807
                  $ 2,266                  $ 2,301
Oct-2002          $ 2,765                  $ 2,808
                  $ 3,256                  $ 3,311
                  $ 2,780                  $ 2,827
                  $ 2,754                  $ 2,801
                  $ 2,812                  $ 2,862
                  $ 2,772                  $ 2,822
Apr-2003          $ 3,032                  $ 3,089

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               13

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND
Performance as of 4/30/03

              Average Annual Total Returns                  Cumulative Total Returns
--------------------------------------------------------   -------------------------
    Year Ended 4/30/03           Inception to 4/30/03         Inception to 4/30/03
---------------------------   --------------------------   -------------------------
  NAV      MARKET    INDEX      NAV     MARKET    INDEX      NAV    MARKET    INDEX
------    -------   ------    ------    ------   ------    ------   ------    ------
(16.22)%  (15.46)%  (14.09)%  (30.68)%  (30.49)% (26.77)%  (65.99)% (65.71)%  (59.99)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (05/22/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                    [CHART]

                                   Bar chart

Verizon Communications Inc.               32.64%
SBC Communications Inc.                   24.82%
Bellsouth Corp.                           15.16%
Alltel Corp.                               4.66%
AT&T Wireless Services Inc.                4.63%
AT&T Corp.                                 4.27%
Nextel Communications Inc. Class A         3.94%
Sprint Corp. (FON Group)                   3.29%
Qwest Communications International Inc.    1.67%
CenturyTel Inc.                            1.26%

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 16.22%, while the Index fell 14.09%

The difference between the return of the Fund and the return of the Index was primarily due to the fact that the Fund underweighted its investment in certain securities in order to comply with IRS regulations. These regulations, which apply to all registered investment companies but do not affect the composition of the Index, limited the amount the Fund could invest in certain Index securities, and contributed to the difference between the returns of the Fund and those of the Index.

Volatility characterized financial markets during the reporting period. On the economic front, data painted an unclear picture for recovery. GDP growth followed an inconsistent pattern throughout the year of 2002, failing to produce two consecutive quarters of significant strength. The labor market remained soft, consumer spending slowed, and the U.S. dollar continued weakening. Compounding the uncertainty, geopolitical tensions continued to mount, culminating in an invasion of Iraq in mid-March. As investors focused on the war, every perceived success and failure from the battlefront was reflected in the equity markets, which ultimately edged higher from mid-

14                                    2003 iShares Annual Report to Shareholders

March through the end of the reporting period. These late gains, however, were minor relative to the losses endured earlier in the reporting period.

Telecommunications stocks endured ongoing struggles during the reporting period. The industry continued to be dragged down by the overinvestment in capacity made during the boom years of the late 1990s. Adding to the problems, capital spending, a significant source of revenue for telecommunications firms, was weak throughout the reporting period. Capital spending has fallen dramatically during the past several years, leading to layoffs, bankruptcies and declining revenues across the telecommunications sector. In addition, accounting scandals at several prominent telecommunications companies contributed to investor wariness of the entire sector.

Performance within the Index's ten largest holdings was mostly negative for the reporting period. AT&T Corp. (4.27% of the Index as of April 30, 2003) led the declines with a loss of 32.24%. AT&T Wireless Services (4.63% of the Index as of April 30, 2003) fell 27.82%, Qwest Communications International (1.67% of the Index as of April 30, 2003) dropped 25.05%, and Sprint Corporation (Fon Group) (3.29% of the Index as of April 30, 2003) declined 24.54%. SBC Communications (24.82% of the Index as of April 30, 2003) fell 21.22%. Only two of the Index's ten largest holdings had positive performance during the reporting period. One was Nextel Communications (3.94% of the Index as of April 30, 2003), which recovered from lows reached early in the period to climb 167.88%. The other was CenturyTel (1.26% of the Index as of April 30, 2003), which rose 7.12%.

          iShares Dow Jones U.S. Telecommunications Sector Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                     [CHART]

                                   Line chart

               iShares Dow Jones        Dow Jones U.S.
           U.S. Telecommunications   Telecommunications
              Sector Index Fund         Sector Index
           -----------------------   ------------------
                   $10,000                $10,000
                   $10,516                $10,537
                   $ 9,756                $ 9,768
                   $ 9,502                $ 9,482
                   $ 9,017                $ 9,209
Oct-2000           $ 9,169                $ 9,498
                   $ 7,449                $ 8,103
                   $ 6,969                $ 7,464
                   $ 8,231                $ 8,629
                   $ 7,195                $ 7,768
                   $ 6,666                $ 7,328
Apr-2001           $ 6,895                $ 7,657
                   $ 6,788                $ 7,487
                   $ 6,577                $ 7,191
                   $ 6,729                $ 7,522
                   $ 6,100                $ 6,828
                   $ 6,100                $ 7,208
Oct-2001           $ 5,399                $ 6,285
                   $ 5,542                $ 6,393
                   $ 5,669                $ 6,511
                   $ 5,150                $ 6,003
                   $ 4,760                $ 5,628
                   $ 4,750                $ 5,516
Apr-2002           $ 4,060                $ 4,658
                   $ 4,065                $ 4,822
                   $ 3,459                $ 4,223
                   $ 2,985                $ 3,702
                   $ 3,049                $ 3,631
                   $ 2,605                $ 3,129
Oct-2002           $ 3,354                $ 4,126
                   $ 3,760                $ 4,599
                   $ 3,507                $ 4,262
                   $ 3,364                $ 3,983
                   $ 3,136                $ 3,650
                   $ 3,126                $ 3,636
Apr-2003           $ 3,401                $ 4,002

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               15

Managers' Discussion & Analysis

iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
Performance as of 4/30/03

          Average Annual Total Returns                   Cumulative Total Returns
-----------------------------------------------------   --------------------------
    Year Ended 4/30/03         Inception to 4/30/03        Inception to 4/30/03
--------------------------   ------------------------   --------------------------
  NAV     MARKET    INDEX     NAV     MARKET   INDEX      NAV     MARKET    INDEX
------    ------    -----    -----    ------   -----    ------    ------    ------
(22.16)%  (21.95)% (21.74)%  (8.64)%  (8.62)%  (8.22)%  (22.95)%  (22.91)%  (21.89)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in the value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/19/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                    [CHART]

                                   Bar chart

Southern Company                       7.23%
Dominion Resources Inc.                6.42%
Exelon Corp.                           6.05%
Duke Energy Corp.                      5.54%
FPL Group Inc.                         3.92%
Entergy Corp.                          3.66%
FirstEnergy Corp.                      3.55%
Progress Energy Inc.                   3.51%
American Electric Power Co. Inc.       3.16%
Public Service Enterprise Group Inc.   3.06%

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the "Index"). For the 12-month period ended April 30, 2003 (the "reporting period"), the Fund declined 22.16%, while the Index declined 21.74%.

Equity markets languished during the reporting period. A global economic slowdown continued to cast a shadow over markets, resulting in layoffs and poor corporate earnings levels in the U.S. Other factors weighed on investors, including accounting improprieties at leading corporations, the threat of further terrorism, and the possibility of war with Iraq. As this possibility grew, markets drifted downward, responding negatively to the level of uncertainty that surrounded the outlook. The onset of war, and thus the end of uncertainty, spurred a rally: the Dow Jones Industrial Average climbed 13% in the seven sessions ending March 21. As investors followed each development of the invasion, markets responded in step, in general climbing through the remainder of the reporting period.

The utilities sector was the worst performing of the Dow Jones sectors during the reporting period. The slow economy negatively affected utilities companies, which held an oversupply of capacity in the face of shrinking demand. Due to their earlier investments in new power plants, many utilities companies also struggled under high debt levels. The scandal surrounding energy companies continued to cast a

16                                    2003 iShares Annual Report to Shareholders
shadow over the sector, and companies with trading operations fell under suspicion. Downgrades in credit weighed on the sector, particularly those companies with high debt levels or involvement in power trading.

Performance was mixed within the Index's ten largest holdings during the reporting period. Duke Energy (5.54% of the Index as of April 30, 2003) suffered a 51.68% loss during the reporting period, while American Electric Power (3.16% of the Index as of April 30, 2003) fell 37.64%. Progress Energy (3.51% of the Index as of April 30, 2003) declined 15.20%, and Dominion Resources (6.42% of the Index as of April 30, 2003) lost 6.86%. The best performance came from the Index's largest holding, Southern Company (7.23% of the Index as of April 30,
2003), an integrated utility company based in a regulated market, which gained 7.64%. Other positive performers included FirstEnergy (3.55% of the Index as of April 30, 2003) and Entergy (3.66% of the Index as of April 30, 2003), which returned 6.16% and 3.61%, respectively.

               iShares Dow Jones U.S. Utilities Sector Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                     [CHART]

                                   Line chart

             iShares Dow Jones        Dow Jones
           U.S. Utilities Sector   U.S. Utilities
               Index Fund           Sector Index
           ---------------------   --------------
                 $10,000               $10,000
                 $10,033               $10,040
                 $11,390               $11,406
                 $12,497               $12,525
Oct-2000         $11,932               $11,965
                 $11,962               $11,996
                 $12,927               $12,963
                 $11,633               $11,672
                 $11,952               $11,992
                 $11,942               $11,983
Apr-2001         $12,590               $12,636
                 $12,378               $12,417
                 $11,575               $11,616
                 $10,995               $11,036
                 $10,799               $10,840
                 $ 9,767               $ 9,805
Oct-2001         $ 9,575               $ 9,625
                 $ 9,200               $ 9,249
                 $ 9,513               $ 9,568
                 $ 9,181               $ 9,238
                 $ 9,069               $ 9,129
                 $ 9,945               $10,021
Apr-2002         $ 9,900               $ 9,980
                 $ 9,386               $ 9,465
                 $ 8,930               $ 9,006
                 $ 7,790               $ 7,860
                 $ 8,056               $ 8,134
                 $ 7,140               $ 7,210
Oct-2002         $ 7,074               $ 7,147
                 $ 7,182               $ 7,260
                 $ 7,456               $ 7,541
                 $ 7,196               $ 7,284
                 $ 6,870               $ 6,955
                 $ 7,182               $ 7,274
Apr-2003         $ 7,706               $ 7,810

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               17

Schedule of Investments

iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                    Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.90%
General Electric Co.                                        189,355   $5,576,505
Pfizer Inc.                                                 151,662    4,663,607
Microsoft Corp.                                             175,597    4,490,015
Exxon Mobil Corp.                                           127,522    4,488,774
Citigroup Inc.                                               97,850    3,840,612
Johnson & Johnson                                            56,548    3,187,045
Wal-Mart Stores Inc.                                         51,910    2,923,571
International Business Machines Corp.                        32,175    2,731,657
   American International Group Inc.                         43,626    2,528,127
Merck & Co. Inc.                                             42,753    2,487,370
Intel Corp.                                                 124,599    2,292,622
Procter & Gamble Co.                                         24,617    2,211,837
Bank of America Corp.                                        28,499    2,110,351
Cisco Systems Inc./1/                                       135,428    2,036,837
Verizon Communications Inc.                                  51,958    1,942,190
Coca-Cola Co. (The)                                          43,183    1,744,593
Wells Fargo & Company                                        32,193    1,553,634
SBC Communications Inc.                                      63,185    1,476,002
PepsiCo Inc.                                                 32,865    1,422,397
Amgen Inc./1/                                                22,418    1,374,448
Fannie Mae                                                   18,891    1,367,519
ChevronTexaco Corp.                                          20,325    1,276,613
Viacom Inc. Class B/1/                                       28,981    1,258,065
Dell Computer Corp./1/                                       43,252    1,250,415
Home Depot Inc.                                              44,269    1,245,287
Altria Group Inc.                                            38,771    1,192,596
Lilly (Eli) and Co.                                          18,290    1,167,268
Abbott Laboratories                                          27,938    1,135,121
AOL Time Warner Inc./1/                                      81,789    1,118,874
JP Morgan Chase & Co.                                        37,961    1,114,155
Medtronic Inc.                                               23,149    1,105,133
Wyeth                                                        25,253    1,099,263
Wachovia Corp.                                               25,927      990,671
Bristol-Myers Squibb Co.                                     36,925      943,064
3M Co.                                                        7,427      936,099
Oracle Corp./1/                                              76,512      908,963
BellSouth Corp.                                              35,274      899,134
Hewlett-Packard Co.                                          52,006      847,698
Morgan Stanley                                               18,797      841,166
American Express Co.                                         22,032   $  834,132
Comcast Corp. Class A/1/                                     25,811      823,629
Anheuser-Busch Companies Inc.                                16,253      810,700
U.S. Bancorp                                                 36,501      808,497
Du Pont (E.I.) de Nemours and Co.                            18,860      802,116
Bank One Corp.                                               22,121      797,462
Freddie Mac                                                  13,180      763,122
Walt Disney Co. (The)                                        38,771      723,467
Washington Mutual Inc.                                       17,629      696,346
ConocoPhillips                                               12,865      647,109
Merrill Lynch & Co. Inc.                                     15,756      646,784
Texas Instruments Inc.                                       32,950      609,246
Walgreen Co.                                                 19,459      600,505
Tyco International Ltd.                                      38,011      592,972
Lowe's Companies Inc.                                        13,440      589,882
Colgate-Palmolive Co.                                        10,232      584,963
Dow Chemical Co. (The)                                       17,368      566,892
First Data Corp.                                             14,297      560,871
United Technologies Corp.                                     8,979      554,992
United Parcel Service Inc. Class B                            8,922      554,235
Gillette Co. (The)                                           18,028      548,953
UnitedHealth Group Inc.                                       5,786      533,064
Comcast Corp. Special Class A/1/                             17,693      531,852
FleetBoston Financial Corp.                                  19,892      527,536
Target Corp.                                                 15,691      524,707
Schering-Plough Corp.                                        27,797      503,126
Liberty Media Corp. Class A/1/                               45,108      496,188
Kimberly-Clark Corp.                                          9,782      486,850
Marsh & McLennan Companies Inc.                              10,175      485,144
Cardinal Health Inc.                                          8,613      476,127
QUALCOMM Inc.                                                14,909      475,448
Allstate Corp. (The)                                         12,558      474,567
Schlumberger Ltd.                                            11,005      461,440
Applied Materials Inc./1/                                    31,255      456,323
Fifth Third Bancorp                                           9,100      448,539
McDonald's Corp.                                             24,233      414,384
Clear Channel Communications Inc./1/                         10,566      413,236
Emerson Electric Co.                                          8,042      407,729
MBNA Corp.                                                   21,555      407,389
Southern Company                                             13,412      390,155
Bank of New York Co. Inc. (The)                              14,640      387,228

18                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                       Shares     Value
--------------------------------------------------------------------------------
Gannett Co. Inc.                                                5,070   $383,900
Automatic Data Processing Inc.                                 11,383    382,810
EMC Corp./1/                                                   41,998    381,762
Boeing Co. (The)                                               13,554    369,753
Alcoa Inc.                                                     16,020    367,339
Honeywell International Inc.                                   15,551    367,004
eBay Inc./1/                                                    3,921    363,751
General Motors Corp.                                           10,031    361,618
Sysco Corp.                                                    12,413    356,625
Forest Laboratories Inc./1/                                     6,818    352,627
Goldman Sachs Group Inc. (The)                                  4,590    348,381
National City Corp.                                            11,623    348,225
Motorola Inc.                                                  43,705    345,707
Dominion Resources Inc.                                         5,829    344,960
Caterpillar Inc.                                                6,551    344,583
Prudential Financial Inc.                                      10,776    344,509
Ford Motor Company                                             33,421    344,236
Lockheed Martin Corp.                                           6,874    344,044
SLM Corp.                                                       2,926    327,712
Exelon Corp.                                                    6,151    326,249
Kohls Corp./1/                                                  5,736    325,805
AFLAC Inc.                                                      9,821    321,245
Illinois Tool Works Inc.                                        5,014    320,796
General Mills Inc.                                              6,986    315,138
FedEx Corp.                                                     5,262    315,089
International Paper Co.                                         8,413    300,765
Costco Wholesale Corp./1/                                       8,622    298,580
Duke Energy Corp.                                              16,914    297,517
HCA Inc.                                                        9,073    291,243
Lehman Brothers Holdings Inc.                                   4,622    291,047
Northrop Grumman Corp.                                          3,307    290,851
BB&T Corp.                                                      8,902    290,205
Union Pacific Corp.                                             4,780    284,506
Cendant Corp./1/                                               19,510    278,603
Alltel Corp.                                                    5,887    275,865
AT&T Wireless Services Inc./1/                                 42,534    274,770
SunTrust Banks Inc.                                             4,606    263,555
Avon Products Inc.                                              4,496    261,532
Baxter International Inc.                                      11,367    261,441
Harley-Davidson Inc.                                            5,735    254,863
AT&T Corp.                                                     14,921    254,403
Sara Lee Corp.                                                 14,790   $248,176
Progressive Corp. (The)                                         3,643    247,724
Waste Management Inc.                                          11,241    244,155
Maxim Integrated Products Inc.                                  6,115    240,258
PNC Financial Services Group                                    5,412    237,587
Boston Scientific Corp./1/                                      5,503    236,904
Nextel Communications Inc. Class A/1/                          15,912    235,338
Yahoo! Inc./1/                                                  9,493    235,237
Raytheon Co.                                                    7,683    229,952
Analog Devices Inc./1/                                          6,907    228,760
Guidant Corp./1/                                                5,846    227,936
State Street Corp.                                              6,336    221,950
Bed Bath & Beyond Inc./1/                                       5,590    220,861
Omnicom Group Inc.                                              3,543    219,312
General Dynamics Corp.                                          3,527    218,921
Mellon Financial Corp.                                          8,267    218,662
WellPoint Health Networks Inc./1/                               2,847    216,201
ConAgra Foods Inc.                                             10,283    215,943
McGraw-Hill Companies Inc. (The)                                3,695    215,751
Occidental Petroleum Corp.                                      7,185    214,472
Southwest Airlines Co.                                         13,300    212,268
Anadarko Petroleum Corp.                                        4,754    211,078
XL Capital Ltd. Class A                                         2,559    210,606
FPL Group Inc.                                                  3,443    209,575
Weyerhaeuser Co.                                                4,158    206,195
Linear Technology Corp.                                         5,963    205,545
Gap Inc. (The)                                                 12,302    204,582
Equity Office Properties Trust                                  7,790    202,306
Sun Microsystems Inc./1/                                       60,987    201,257
Hartford Financial Services Group Inc.                          4,920    200,539
Burlington Northern Santa Fe Corp.                              7,082    199,429
Deere & Co.                                                     4,510    198,575
Heinz (H.J.) Co.                                                6,643    198,493
Masco Corp.                                                     9,400    198,058
Entergy Corp.                                                   4,242    197,720
Paychex Inc.                                                    6,317    196,711
Sprint Corp. (FON Group)                                       16,989    195,543
KeyCorp                                                         7,980    192,398
FirstEnergy Corp.                                               5,661    190,946
TJX Companies Inc.                                              9,917    190,902

Schedules of Investments                                                      19
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                       Shares    Value
--------------------------------------------------------------------------------
Progress Energy Inc.                                            4,542   $189,765
Kroger Co./1/                                                  13,234    189,246
Carnival Corp.                                                  6,806    187,778
Golden West Financial Corp.                                     2,478    186,891
Air Products & Chemicals Inc.                                   4,284    184,512
Tribune Co.                                                     3,764    184,361
Anthem Inc./1/                                                  2,683    184,161
Devon Energy Corp.                                              3,896    184,089
USA Interactive/1/                                              6,040    180,898
CVS Corp.                                                       7,463    180,679
Mattel Inc.                                                     8,282    180,051
Capital One Financial Corp.                                     4,290    179,622
Newmont Mining Corp.                                            6,644    179,521
Baker Hughes Inc.                                               6,389    178,892
St. Jude Medical Inc./1/                                        3,410    178,889
Burlington Resources Inc.                                       3,846    178,108
Halliburton Co.                                                 8,284    177,360
Praxair Inc.                                                    3,048    177,028
Lexmark International Inc./1/                                   2,372    176,738
Xilinx Inc./1/                                                  6,479    175,387
SouthTrust Corp.                                                6,507    174,785
Apache Corp.                                                    3,051    174,670
Stryker Corp.                                                   2,602    174,360
Allergan Inc.                                                   2,479    174,150
Zimmer Holdings Inc./1/                                         3,708    173,905
Gilead Sciences Inc./1/                                         3,752    173,117
Starbucks Corp./1/                                              7,355    172,769
Chubb Corp.                                                     3,261    172,474
Best Buy Co. Inc./1/                                            4,986    172,416
Becton, Dickinson & Co.                                         4,849    171,655
Staples Inc./1/                                                 9,004    171,436
Veritas Software Corp./1/                                       7,776    171,150
American Electric Power Co. Inc.                                6,452    170,204
Schwab (Charles) Corp. (The)                                   19,650    169,580
Nike Inc. Class B                                               3,131    167,602
ACE Ltd.                                                        5,049    167,021
Eastman Kodak Co.                                               5,557    166,210
Electronic Data Systems Corp.                                   9,136    165,818
Kraft Foods Inc.                                                5,356    165,500
Public Service Enterprise Group Inc.                            4,263    163,998
Genzyme Corp. - General Division/1/                             4,034    162,490
MetLife Inc.                                                    5,642   $162,095
MedImmune Inc./1/                                               4,565    161,008
Electronic Arts Inc./1/                                         2,706    160,385
Countrywide Financial Corp.                                     2,370    160,212
Hancock (John) Financial Services Inc.                          5,497    159,523
General Motors Corp. Class H/1/                                13,474    158,993
Pitney Bowes Inc.                                               4,523    158,803
Newell Rubbermaid Inc.                                          5,192    158,252
Wrigley (William Jr.) Co.                                       2,771    157,143
Consolidated Edison Inc.                                        4,024    156,413
Norfolk Southern Corp.                                          7,361    156,127
Genentech Inc./1/                                               4,085    155,189
PPG Industries Inc.                                             3,197    155,086
AutoZone Inc./1/                                                1,890    152,731
Adobe Systems Inc.                                              4,416    152,617
Principal Financial Group Inc.                                  5,183    150,825
KLA-Tencor Corp./1/                                             3,617    148,297
Kellogg Co.                                                     4,494    147,134
St. Paul Companies Inc.                                         4,269    146,597
Comerica Inc.                                                   3,363    146,324
Danaher Corp.                                                   2,111    145,617
Sears, Roebuck and Co.                                          5,135    145,526
AmSouth Bancorp                                                 6,834    143,856
McKesson Corp.                                                  5,165    143,277
Aetna Inc.                                                      2,851    141,980
Amazon.com Inc./1/                                              4,939    141,601
M&T Bank Corp.                                                  1,674    141,403
Regions Financial Corp.                                         4,192    141,312
Ingersoll-Rand Co. Class A                                      3,192    140,703
Johnson Controls Inc.                                           1,708    140,466
CIGNA Corp.                                                     2,683    140,321
International Game Technology Inc./1/                           1,622    139,979
Intuit Inc./1/                                                  3,600    139,608
Safeway Inc./1/                                                 8,369    139,093
Travelers Property Casualty Corp.
   Class B                                                      8,545    138,856
Fortune Brands Inc.                                             2,862    138,521
Travelers Property Casualty Corp.
    Class A                                                     8,533    138,491
Yum! Brands Inc./1/                                             5,574    137,678

20                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                       Shares     Value
--------------------------------------------------------------------------------
Biomet Inc.                                                     4,511   $137,405
Apollo Group Inc. Class A/1/                                    2,521    136,636
Unocal Corp.                                                    4,932    136,616
Clorox Co.                                                      3,018    136,474
Xerox Corp./1/                                                 13,808    136,147
Concord EFS Inc./1/                                             9,736    134,649
Marathon Oil Corp.                                              5,894    134,206
Archer-Daniels-Midland Co.                                     12,111    134,190
Equity Residential                                              5,160    133,696
New York Times Co. Class A                                      2,870    133,111
Tenet Healthcare Corp./1/                                       8,943    132,714
Lucent Technologies Inc./1/                                    73,698    132,656
Albertson's Inc.                                                6,621    131,493
Agilent Technologies Inc./1/                                    8,189    131,188
CSX Corp.                                                       4,087    130,702
Northern Trust Corp.                                            3,715    130,397
DTE Energy Co.                                                  3,170    127,814
Marriott International Inc. Class A                             3,552    127,552
Computer Associates International Inc.                          7,851    127,500
Cox Communications Inc. Class A/1/                              3,851    127,468
PACCAR Inc.                                                     2,165    126,458
EchoStar Communications Corp./1/                                4,213    126,221
Charter One Financial Inc.                                      4,322    125,554
Ameren Corp.                                                    3,054    125,153
MBIA Inc.                                                       2,799    125,115
Corning Inc./1/                                                22,941    124,340
Limited Brands Inc.                                             8,523    123,924
AmerisourceBergen Corp.                                         2,121    122,700
TXU Corp.                                                       6,058    120,675
Rohm & Haas Co.                                                 3,642    120,587
May Department Stores Co. (The)                                 5,560    120,207
Bear Stearns Companies Inc. (The)                               1,795    119,978
Block (H & R) Inc.                                              3,096    119,568
Moody's Corp.                                                   2,463    118,938
Campbell Soup Co.                                               5,368    118,257
Symantec Corp./1/                                               2,689    118,182
Hershey Foods Corp.                                             1,789    116,732
PG&E Corp./1/                                                   7,784    116,604
Transocean Inc.                                                 6,071    115,653
Ambac Financial Group Inc.                                      1,975    115,241
AON Corp.                                                       5,198   $115,188
Altera Corp./1/                                                 7,275    115,018
SunGard Data Systems Inc./1/                                    5,329    114,574
Marshall & Ilsley Corp.                                         3,885    114,297
PPL Corp.                                                       3,147    113,921
Eaton Corp.                                                     1,385    113,667
Affiliated Computer Services Inc. Class
   A/1/                                                         2,361    112,620
Federated Department Stores Inc./1/                             3,662    112,130
Jefferson-Pilot Corp.                                           2,768    110,969
Dover Corp.                                                     3,857    110,850
BJ Services Co./1/                                              3,021    110,297
Lincoln National Corp.                                          3,399    108,632
Union Planters Corp.                                            3,790    108,167
Biogen Inc./1/                                                  2,806    106,600
First Tennessee National Corp.                                  2,424    106,171
Fiserv Inc./1/                                                  3,605    106,131
Family Dollar Stores Inc.                                       3,101    106,023
Sempra Energy                                                   3,924    105,320
Genuine Parts Co.                                               3,280    104,862
Loews Corp.                                                     2,522    104,083
Computer Sciences Corp./1/                                      3,102    102,211
KeySpan Corp.                                                   3,015    102,118
Cinergy Corp.                                                   2,986    101,942
SAFECO Corp.                                                    2,635    101,474
Knight Ridder Inc.                                              1,571    101,408
Starwood Hotels & Resorts Worldwide Inc.                        3,771    101,214
Xcel Energy Inc.                                                7,462    100,886
ITT Industries Inc.                                             1,729    100,801
North Fork Bancorp Inc.                                         3,102    100,381
Cincinnati Financial Corp.                                      2,721    100,269
UST Inc.                                                        3,185     99,786
Mylan Laboratories Inc.                                         3,523     99,595
Avery Dennison Corp.                                            1,868     99,023
Synovus Financial Corp.                                         5,062     98,557
Qwest Communications
   International Inc./1/                                       25,903     97,654
Nabors Industries Ltd./1/                                       2,489     97,569
Franklin Resources Inc.                                         2,789     97,280
Caremark Rx Inc./1/                                             4,857     96,703

Schedules of Investments                                                      21
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Apple Computer Inc./1/                                           6,801   $96,574
IDEC Pharmaceuticals Corp./1/                                    2,933    96,056
Hilton Hotels Corp.                                              7,205    95,971
Quest Diagnostics Inc./1/                                        1,565    93,509
Ecolab Inc.                                                      1,794    91,655
Weatherford International Ltd./1/                                2,278    91,644
Constellation Energy Group Inc.                                  3,120    91,354
Edison International/1/                                          6,235    90,969
NiSource Inc.                                                    4,783    90,399
Parker Hannifin Corp.                                            2,211    89,943
Micron Technology Inc./1/                                       10,469    88,986
Torchmark Corp.                                                  2,296    88,970
Simon Property Group Inc.                                        2,422    88,936
MeadWestvaco Corp.                                               3,769    88,911
MGIC Investment Corp.                                            1,939    88,147
Huntington Bancshares Inc.                                       4,513    87,823
Coca-Cola Enterprises Inc.                                       4,492    87,549
Kinder Morgan Inc.                                               1,861    87,504
El Paso Corp.                                                   11,571    86,783
Penney (J.C.) Co. Inc. (Holding Co.)                             5,086    86,767
Cablevision Systems Corp./1/                                     3,861    86,564
Monsanto Co.                                                     4,924    85,678
Zions Bancorporation                                             1,730    85,237
Cintas Corp.                                                     2,366    84,939
Popular Inc.                                                     2,311    84,444
Chiron Corp./1/                                                  2,061    84,151
Dollar General Corp.                                             5,771    83,910
Interpublic Group of Companies Inc.                              7,351    83,801
Network Appliance Inc./1/                                        6,297    83,624
Univision Communications Inc.
   Class A/1/                                                    2,752    83,331
Laboratory Corp. of America Holdings/1/                          2,790    82,193
American Standard Companies Inc./1/                              1,144    81,441
Microchip Technology Inc.                                        3,915    81,393
Plum Creek Timber Co. Inc.                                       3,453    80,317
Rockwell Automation Inc.                                         3,516    80,165
Kerr-McGee Corp.                                                 1,903    80,135
National Commerce Financial Corp.                                3,936    80,058
CIT Group Inc.                                                   3,926    79,973
QLogic Corp./1/                                                  1,812    79,710
Harrah's Entertainment Inc./1/                                   2,015   $79,371
Compass Bancshares Inc.                                          2,353    79,343
Novellus Systems Inc./1/                                         2,815    78,933
L-3 Communications Holdings Inc./1/                              1,777    78,899
Noble Corp./1/                                                   2,539    78,582
BEA Systems Inc./1/                                              7,226    77,390
Delphi Corp.                                                     9,183    77,137
GlobalSantaFe Corp.                                              3,609    76,366
Sovereign Bancorp Inc.                                           4,913    75,906
PeopleSoft Inc./1/                                               5,007    75,255
Valero Energy Corp.                                              2,040    74,970
CenturyTel Inc.                                                  2,537    74,715
Leggett & Platt Inc.                                             3,610    74,546
Archstone-Smith Trust                                            3,263    74,396
Coach Inc./1/                                                    1,706    74,228
EOG Resources Inc.                                               1,984    74,162
Office Depot Inc./1/                                             5,835    73,871
Dean Foods Co./1/                                                1,696    73,827
GreenPoint Financial Corp.                                       1,537    73,407
IMS Health Inc.                                                  4,748    73,119
Rockwell Collins Inc.                                            3,409    72,884
T. Rowe Price Group Inc.                                         2,366    72,210
Expeditors International
   Washington Inc.                                               1,974    71,773
Health Management Associates Inc.
   Class A                                                       4,205    71,737
ProLogis                                                         2,782    71,609
Radian Group Inc.                                                1,800    71,460
Express Scripts Inc./1/                                          1,201    70,811
ENSCO International Inc.                                         2,767    70,282
Varian Medical Systems Inc./1/                                   1,304    70,233
Estee Lauder Companies Inc. Class A                              2,153    69,972
Amerada Hess Corp.                                               1,549    69,937
Siebel Systems Inc./1/                                           8,053    69,820
Centex Corp.                                                     1,057    69,783
JDS Uniphase Corp./1/                                           21,545    69,590
Whirlpool Corp.                                                  1,295    69,270
Broadcom Corp. Class A/1/                                        3,844    68,769
Republic Services Inc./1/                                        3,195    68,565
RadioShack Corp.                                                 2,890    68,522
Williams Companies Inc.                                          9,844    68,416

22                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Accenture Ltd./1/                                                4,246   $68,021
Everest Re Group Ltd.                                              975    67,909
Sherwin-Williams Co. (The)                                       2,431    67,776
Applera Corp. - Applied
   Biosystems Group                                              3,865    67,753
Smith International Inc./1/                                      1,904    67,706
Sealed Air Corp./1/                                              1,576    67,532
Whole Foods Market Inc./1/                                       1,137    67,492
Banknorth Group Inc.                                             2,802    66,912
Legg Mason Inc.                                                  1,227    66,626
Alcon Inc./1/                                                    1,500    66,075
Pepsi Bottling Group Inc.                                        3,214    66,016
Georgia-Pacific Corp.                                            4,269    65,913
Jones Apparel Group Inc./1/                                      2,310    65,881
Murphy Oil Corp.                                                 1,574    65,557
Duke Realty Corp.                                                2,388    65,431
Old Republic International Corp.                                 2,124    64,994
BMC Software Inc./1/                                             4,344    64,812
Liz Claiborne Inc.                                               1,976    64,279
Textron Inc.                                                     2,162    63,757
XTO Energy Inc.                                                  3,265    63,668
New York Community Bancorp Inc.                                  1,824    63,329
Grainger (W.W.) Inc.                                             1,371    63,272
Boston Properties Inc.                                           1,614    63,269
Synopsys Inc./1/                                                 1,300    63,232
Cooper Industries Ltd.                                           1,703    63,181
Unisys Corp./1/                                                  6,054    62,962
National Semiconductor Corp./1/                                  3,353    62,802
SCANA Corp.                                                      1,970    62,528
VF Corp.                                                         1,589    62,511
General Growth Properties Inc.                                   1,116    62,072
Apartment Investment & Management Co. Class A                    1,642    62,002
Lincare Holdings Inc./1/                                         2,039    61,924
Abercrombie & Fitch Co. Class A/1/                               1,882    61,880
Wendy's International Inc.                                       2,130    61,855
Bard (C.R.) Inc.                                                   975    61,795
Health Net Inc./1/                                               2,360    61,572
Juniper Networks Inc./1/                                         5,990    61,218
Vornado Realty Trust                                             1,610    61,180
Amdocs Ltd./1/                                                   3,445    60,839
Engelhard Corp.                                                  2,464   $60,491
Citrix Systems Inc./1/                                           3,188    60,444
Vulcan Materials Co.                                             1,727    60,393
Iron Mountain Inc./1/                                            1,503    59,895
Black & Decker Corp.                                             1,447    59,689
Kimco Realty Corp.                                               1,647    59,621
Tiffany & Co.                                                    2,144    59,475
Watson Pharmaceuticals Inc./1/                                   2,037    59,216
Waters Corp./1/                                                  2,465    59,185
Citizens Communications Co./1/                                   5,406    59,088
AutoNation Inc./1/                                               4,264    59,056
Fidelity National Financial Inc.                                 1,708    58,755
D.R. Horton Inc.                                                 2,465    58,420
Equifax Inc.                                                     2,514    58,300
Wisconsin Energy Corp.                                           2,214    58,295
Janus Capital Group Inc.                                         4,184    58,158
Sabre Holdings Corp.                                             2,780    58,130
Ball Corp.                                                       1,034    58,069
Pactiv Corp./1/                                                  2,818    57,825
Pinnacle West Capital Corp.                                      1,735    57,637
Cadence Design Systems Inc./1/                                   5,025    57,436
ChoicePoint Inc./1/                                              1,613    56,907
Jabil Circuit Inc./1/                                            3,038    56,811
Hillenbrand Industries Inc.                                      1,138    56,786
RenaissanceRe Holdings Ltd.                                      1,281    56,735
Brinker International Inc./1/                                    1,786    56,706
Pepco Holdings Inc.                                              3,293    56,574
Sigma-Aldrich Corp.                                              1,133    56,446
iStar Financial Inc.                                             1,885    56,418
Westwood One Inc./1/                                             1,603    55,945
Hibernia Corp. Class A                                           3,039    55,067
First Virginia Banks Inc.                                        1,340    54,739
Mohawk Industries Inc./1/                                          986    54,693
Robert Half International Inc./1/                                3,359    54,685
Lamar Advertising Co./1/                                         1,520    54,598
Nucor Corp.                                                      1,334    54,494
Dollar Tree Stores Inc./1/                                       2,135    54,336
Thermo Electron Corp./1/                                         2,989    54,310
Pioneer Natural Resources Co./1/                                 2,268    54,251
Millennium Pharmaceuticals Inc./1/                               4,922    54,142
Ross Stores Inc.                                                 1,426    54,045

Schedules of Investments                                                      23
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares     Value
--------------------------------------------------------------------------------
WebMD Corp./1/                                                   5,563   $53,627
Bunge Ltd.                                                       1,906    53,387
Fluor Corp.                                                      1,544    53,376
Sprint Corp. (PCS Group)/1/                                     15,247    53,365
American Power Conversion Corp./1/                               3,425    53,361
Diebold Inc.                                                     1,326    53,013
Mercury Interactive Corp./1/                                     1,557    52,845
Barr Laboratories Inc./1/                                          950    52,820
AES Corp. (The)/1/                                               8,782    52,780
Sunoco Inc.                                                      1,410    52,466
PMI Group Inc. (The)                                             1,692    52,147
McCormick & Co. Inc.                                             2,102    52,109
Convergys Corp./1/                                               3,202    51,936
Federated Investors Inc. Class B                                 1,897    51,769
Lennar Corp. Class A                                               951    51,582
Darden Restaurants Inc.                                          2,943    51,532
King Pharmaceuticals Inc./1/                                     4,079    51,436
Rouse Co. (The)                                                  1,476    51,291
TCF Financial Corp.                                              1,292    51,163
Symbol Technologies Inc.                                         4,659    50,923
Commerce Bancorp Inc.                                            1,248    50,756
SPX Corp./1/                                                     1,496    50,565
CH Robinson Worldwide Inc.                                       1,373    50,513
Mercantile Bankshares Corp.                                      1,314    50,379
Career Education Corp./1/                                          836    50,269
Dun & Bradstreet Corp./1/                                        1,328    50,198
Pall Corp.                                                       2,363    49,907
VeriSign Inc./1/                                                 4,001    49,692
Solectron Corp./1/                                              15,558    49,630
Energy East Corp.                                                2,720    49,558
Energizer Holdings Inc./1/                                       1,719    49,542
DENTSPLY International Inc.                                      1,318    49,359
International Flavors & Fragrances Inc.                          1,547    49,164
Check Point Software Technologies Ltd./1/                        3,123    49,125
Scientific-Atlanta Inc.                                          3,019    49,059
White Mountains Insurance Group Ltd.                               130    48,945
Patterson-UTI Energy Inc./1/                                     1,468    48,576
Deluxe Corp.                                                     1,103    48,543
Lear Corp./1/                                                    1,219   $48,443
Advanced Micro Devices Inc./1/                                   6,493    48,308
Phelps Dodge Corp./1/                                            1,543    48,126
Fair Isaac Corp.                                                   923    48,070
Oxford Health Plans Inc./1/                                      1,640    48,003
Valley National Bancorp                                          1,805    47,759
IVAX Corp./1/                                                    2,970    47,728
Sanmina-SCI Corp./1/                                             9,934    47,683
Omnicare Inc.                                                    1,797    47,656
Cooper Cameron Corp./1/                                            995    47,621
Public Storage Inc.                                              1,477    47,486
UNUMProvident Corp.                                              4,104    47,196
Pulte Homes Inc.                                                   810    46,972
Questar Corp.                                                    1,551    46,840
Patterson Dental Co./1/                                          1,166    46,838
Hasbro Inc.                                                      2,914    46,624
Outback Steakhouse Inc.                                          1,301    46,498
Smurfit-Stone Container Corp./1/                                 3,287    46,248
Storage Technology Corp./1/                                      1,864    46,078
Scripps (E.W.) Co. Class A                                         581    46,044
Comverse Technology Inc./1/                                      3,510    45,876
Associated Bancorp                                               1,309    45,736
Intersil Corp. Class A/1/                                        2,454    45,399
Doral Financial Corp.                                            1,130    45,211
ServiceMaster Co. (The)                                          4,994    45,196
Eastman Chemical Co.                                             1,477    45,093
Williams-Sonoma Inc./1/                                          1,742    45,083
Beckman Coulter Inc.                                             1,159    45,050
AvalonBay Communities Inc.                                       1,125    44,876
Manpower Inc.                                                    1,362    44,783
Lyondell Chemical Co.                                            3,065    44,596
Edwards (A.G.) Inc.                                              1,491    44,477
Cephalon Inc./1/                                                 1,078    44,026
Tellabs Inc./1/                                                  7,119    43,995
CDW Computer Centers Inc./1/                                     1,028    43,834
Health Care Property Investors Inc.                              1,177    43,808
Allied Capital Corp.                                             2,061    43,673
Freeport-McMoRan Copper & Gold Inc.                              2,516    43,552
Level 3 Communications Inc./1/                                   7,614    43,552
Equitable Resources Inc.                                         1,131    43,453

24                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Liberty Property Trust                                           1,388   $43,431
Commerce Bancshares Inc.                                         1,144    43,300
Fastenal Co.                                                     1,250    43,237
First Health Group Corp./1/                                      1,719    43,061
R.J. Reynolds Tobacco Holdings Inc.                              1,527    43,016
Tyson Foods Inc. Class A                                         4,437    42,728
DST Systems Inc./1/                                              1,389    42,642
NSTAR                                                              985    42,552
Gentex Corp./1/                                                  1,395    42,129
Brown-Forman Corp. Class B                                         547    41,867
SUPERVALU Inc.                                                   2,541    41,850
AMB Property Corp.                                               1,521    41,523
NVR Inc./1/                                                        116    41,499
Bowater Inc.                                                     1,063    41,383
PETsMART Inc./1/                                                 2,724    41,214
NVIDIA Corp./1/                                                  2,862    40,841
Gallagher (Arthur J.) & Co.                                      1,630    40,734
Expedia Inc./1/                                                    704    40,684
Providian Financial Corp./1/                                     5,485    40,424
Toys R Us Inc./1/                                                3,942    40,406
Park Place Entertainment Corp./1/                                5,413    40,273
Bemis Co.                                                          881    40,226
CenterPoint Energy Inc.                                          5,090    40,211
UnionBanCal Corp.                                                  991    40,036
Fulton Financial Corp.                                           2,003    39,948
NCR Corp./1/                                                     1,816    39,807
Chico's FAS Inc./1/                                              1,632    39,723
Mid Atlantic Medical Services Inc./1/                              911    39,674
CarMax Inc./1/                                                   1,869    39,529
Stanley Works (The)                                              1,641    39,433
Constellation Brands Inc./1/                                     1,464    39,250
Celgene Corp./1/                                                 1,465    38,984
CheckFree Corp./1/                                               1,413    38,956
Ceridian Corp./1/                                                2,789    38,907
Harman International Industries Inc.                               584    38,889
CIENA Corp./1/                                                   7,969    38,809
PartnerRe Ltd.                                                     723    38,681
Michaels Stores Inc./1/                                          1,236    38,613
Weight Watchers International Inc./1/                              820    38,524
Alliant Techsystems Inc./1/                                        715    38,410
Telephone & Data Systems Inc.                                      891    38,393
Astoria Financial Corp.                                          1,530   $38,281
Corinthian Colleges Inc./1/                                        835    38,235
New Plan Excel Realty Trust                                      1,912    38,202
Temple-Inland Inc.                                                 842    38,143
First American Corp.                                             1,439    38,133
MDU Resources Group Inc.                                         1,277    38,004
Berkley (W.R.) Corp.                                               817    37,941
Universal Health Services Inc.
   Class B/1/                                                      974    37,665
Jacobs Engineering Group Inc./1/                                   915    37,652
SEI Investment Co.                                               1,429    37,626
BISYS Group Inc. (The)/1/                                        2,225    37,558
Brown & Brown Inc.                                               1,050    37,558
E*TRADE Group Inc./1/                                            6,807    37,438
Calpine Corp./1/                                                 6,964    37,397
LSI Logic Corp./1/                                               6,959    37,300
KB Home                                                            755    37,199
Sonoco Products Co.                                              1,700    37,145
Entercom Communications Corp./1/                                   764    37,123
TECO Energy Inc.                                                 3,436    37,074
Rowan Companies Inc.                                             1,808    37,064
Donnelley (R.R.) & Sons Co.                                      1,827    36,832
Belo (A.H.) Corp.                                                1,626    36,601
Pogo Producing Co.                                                 919    36,392
Neuberger Berman Inc.                                            1,184    36,349
Ashland Inc.                                                     1,223    36,262
Northeast Utilities                                              2,430    36,256
Viacom Inc. Class A/1/                                             835    36,256
Valspar Corp. (The)                                                839    36,236
Teradyne Inc./1/                                                 3,122    36,215
Brunswick Corp.                                                  1,658    36,194
AdvancePCS/1/                                                    1,204    36,192
Bank of Hawaii Corp.                                             1,095    36,091
Harris Corp.                                                     1,260    35,986
Marvell Technology Group Ltd./1/                                 1,558    35,957
ADC Telecommunications Inc./1/                                  14,942    35,681
Henry Schein Inc./1/                                               821    35,426
Manor Care Inc./1/                                               1,820    35,399
Pentair Inc.                                                       916    35,303
Garmin Ltd./1/                                                     830    35,175
Navistar International Corp./1/                                  1,260    35,154

Schedules of Investments                                                      25
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Hispanic Broadcasting Corp./1/                                   1,366   $35,038
Network Associates Inc./1/                                       3,058    34,953
Royal Caribbean Cruises Ltd.                                     1,880    34,912
Protective Life Corp.                                            1,215    34,907
Newfield Exploration Co./1/                                      1,015    34,906
ALLETE Inc.                                                      1,469    34,903
Puget Energy Inc.                                                1,644    34,721
GTECH Holdings Corp./1/                                          1,031    34,714
Developers Diversified Realty Corp.                              1,376    34,675
National Fuel Gas Co.                                            1,478    34,674
Lam Research Corp./1/                                            2,382    34,610
3Com Corp./1/                                                    6,647    34,564
Weingarten Realty Investors                                        874    34,523
Reynolds & Reynolds Co. (The) Class A                            1,195    34,428
Viad Corp.                                                       1,709    34,368
MGM Grand Inc./1/                                                1,208    34,331
Pride International Inc./1/                                      2,204    34,206
Autodesk Inc.                                                    2,189    34,061
Cabot Corp.                                                      1,222    34,057
Macerich Co. (The)                                               1,031    34,023
DPL Inc.                                                         2,453    33,950
United Dominion Realty Trust Inc.                                2,033    33,931
Vishay Intertechnology Inc./1/                                   2,714    33,925
Markel Corp./1/                                                    139    33,687
Wilmington Trust Corp.                                           1,250    33,638
Host Marriott Corp./1/                                           4,357    33,636
Humana Inc./1/                                                   3,030    33,481
Pier 1 Imports Inc.                                              1,801    33,427
Bausch & Lomb Inc.                                                 946    33,261
SanDisk Corp./1/                                                 1,373    33,227
ARAMARK Corp. Class B/1/                                         1,445    33,177
Great Plains Energy Inc.                                         1,260    32,974
Edwards Lifesciences Corp./1/                                    1,141    32,941
Catellus Development Corp./1/                                    1,555    32,935
Dial Corp. (The)                                                 1,578    32,870
Rite Aid Corp./1/                                                9,665    32,861
Zebra Technologies Corp. Class A/1/                                492    32,802
Western Digital Corp./1/                                         3,510    32,748
Noble Energy Inc.                                                  985    32,702
Nordstrom Inc.                                                   1,887    32,702
Hospitality Properties Trust                                     1,133   $32,642
National-Oilwell Inc./1/                                         1,555    32,639
Krispy Kreme Doughnuts Inc./1/                                     996    32,350
Hormel Foods Corp.                                               1,405    32,329
Triad Hospitals Inc./1/                                          1,463    32,201
Emulex Corp./1/                                                  1,559    31,944
Chesapeake Energy Corp.                                          3,960    31,918
Arrow Electronics Inc./1/                                        1,885    31,819
Dow Jones & Co. Inc.                                               803    31,799
TMP Worldwide Inc./1/                                            1,884    31,595
Colonial BancGroup Inc. (The)                                    2,463    31,354
Allied Waste Industries Inc./1/                                  3,772    31,308
CBRL Group Inc.                                                    981    31,274
HON Industries Inc.                                              1,057    31,266
City National Corp.                                                759    31,248
Amylin Pharmaceuticals Inc./1/                                   1,623    31,080
Medicis Pharmaceutical Corp. Class A/1/                            536    30,895
Corporate Executive Board Co. (The)/1/                             751    30,783
StanCorp Financial Group Inc.                                      573    30,770
Smucker (J.M.) Co. (The)                                           847    30,729
Millipore Corp./1/                                                 899    30,701
Nationwide Financial Services Inc.                               1,088    30,627
Coors (Adolf) Company Class B                                      572    30,619
UTStarcom Inc./1/                                                1,397    30,414
Teleflex Inc.                                                      792    30,405
Alliant Energy Corp.                                             1,730    30,379
Hudson City Bancorp Inc.                                         1,309    30,330
ICOS Corp./1/                                                    1,131    30,254
Smithfield Foods Inc./1/                                         1,543    30,243
Coventry Health Care Inc./1/                                       740    30,207
Mack-Cali Realty Corp.                                             955    30,140
People's Bank                                                    1,142    30,092
Hudson United Bancorp                                              902    30,073
Vectren Corp.                                                    1,293    30,062
Webster Financial Corp.                                            799    29,994
Compuware Corp./1/                                               6,830    29,984
Quintiles Transnational Corp./1/                                 2,132    29,955
Annaly Mortgage Management Inc.                                  1,576    29,944
Invitrogen Corp./1/                                                909    29,724
BancorpSouth Inc.                                                1,477    29,688

26                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Apogent Technologies Inc./1/                                     1,721   $29,567
Certegy Inc./1/                                                  1,179    29,463
Performance Food Group Co./1/                                      838    29,397
Agere Systems Inc. Class B/1/                                   17,157    29,338
Renal Care Group Inc./1/                                           905    29,322
Hubbell Inc. Class B                                               912    29,275
Precision Castparts Corp.                                        1,055    29,213
BorgWarner Inc.                                                    497    29,159
Goodrich (B.F.) Co.                                              2,067    29,083
Donaldson Co. Inc.                                                 728    29,062
Stericycle Inc./1/                                                 739    29,035
Cullen/Frost Bankers Inc.                                          883    28,954
FirstMerit Corp.                                                 1,412    28,946
Eaton Vance Corp.                                                  971    28,936
Meredith Corp.                                                     669    28,914
Foot Locker Inc.                                                 2,628    28,908
Applebee's International Inc.                                    1,048    28,715
O'Reilly Automotive Inc./1/                                        968    28,711
Getty Images Inc./1/                                               848    28,705
Varco International Inc./1/                                      1,631    28,689
Westamerica Bancorp                                                664    28,618
Erie Indemnity Co. Class A                                         763    28,513
Philadelphia Suburban Corp.                                      1,258    28,494
Avnet Inc./1/                                                    2,233    28,471
Sepracor Inc./1/                                                 1,484    28,419
Roslyn Bancorp Inc.                                              1,488    28,391
BearingPoint Inc./1/                                             3,471    28,358
Sky Financial Group Inc.                                         1,403    28,284
Snap-On Inc.                                                       962    28,235
Reebok International Ltd./1/                                       908    28,202
Rent-A-Center Inc./1/                                              437    28,055
Molex Inc. Class A                                               1,381    28,034
Cree Inc./1/                                                     1,396    27,850
Valassis Communications Inc./1/                                  1,047    27,850
Hawaiian Electric Industries Inc.                                  672    27,787
Pan Pacific Retail Properties Inc.                                 710    27,775
Cheesecake Factory (The)/1/                                        879    27,768
AGL Resources Inc.                                               1,079    27,763
Camden Property Trust                                              794    27,750
NetScreen Technologies Inc./1/                                   1,365    27,682
Maytag Corp.                                                     1,325    27,613
JetBlue Airways Corp./1/                                           876   $27,533
Big Lots Inc./1/                                                 2,198    27,519
CNF Inc.                                                           907    27,518
Transatlantic Holdings Inc.                                        400    27,200
99 Cents Only Stores/1/                                            919    27,074
United States Steel Corp.                                        1,886    27,008
Chelsea Property Group Inc.                                        679    26,929
OGE Energy Corp.                                                 1,491    26,763
Martin Marietta Materials Inc.                                     903    26,702
Washington Federal Inc.                                          1,223    26,661
Waddell & Reed Financial Inc. Class A                            1,333    26,660
Tektronix Inc./1/                                                1,420    26,653
Nicor Inc.                                                         886    26,633
Ryder System Inc.                                                1,071    26,604
BRE Properties Inc. Class A                                        864    26,568
DeVry Inc./1/                                                    1,148    26,565
Dana Corp.                                                       2,857    26,542
RPM International Inc.                                           2,144    26,500
Trustmark Corp.                                                  1,076    26,447
International Rectifier Corp./1/                                 1,167    26,398
Tidewater Inc.                                                     981    26,389
Ryland Group Inc.                                                  486    26,356
HCC Insurance Holdings Inc.                                        957    26,317
SICOR Inc./1/                                                    1,463    26,232
Delta Air Lines Inc.                                             2,048    26,194
Avaya Inc./1/                                                    6,700    26,130
Respironics Inc./1/                                                680    26,126
Neurocrine Biosciences Inc./1/                                     576    26,064
Steris Corp./1/                                                  1,147    26,037
Cytyc Corp./1/                                                   1,964    25,925
ITT Educational Services Inc./1/                                   878    25,901
Taro Pharmaceutical Industries Ltd./1/                             566    25,900
PMC-Sierra Inc./1/                                               3,127    25,798
Graco Inc.                                                         840    25,788
Old National Bancorp                                             1,181    25,769
Rambus Inc./1/                                                   1,801    25,754
Herman Miller Inc.                                               1,468    25,675
Carlisle Companies Inc.                                            566    25,674
Applied Micro Circuits Corp./1/                                  5,730    25,670
Harsco Corp.                                                       744    25,646

Schedules of Investments                                                      27
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Federal Realty Investment Trust                                    830   $25,581
Pharmaceutical Resources Inc./1/                                   581    25,535
Peoples Energy Corp.                                               657    25,524
Investors Financial Services Corp.                               1,166    25,430
AGCO Corp./1/                                                    1,396    25,421
Realty Income Corp.                                                676    25,418
Agere Systems Inc. Class A/1/                                   14,174    25,371
Mandalay Resort Group/1/                                           960    25,363
IDEXX Laboratories Inc./1/                                         650    25,350
Integrated Circuit Systems Inc./1/                               1,166    25,326
CarrAmerica Realty Corp.                                           967    25,219
Tech Data Corp./1/                                               1,047    25,128
Dreyer's Grand Ice Cream Inc.                                      392    25,041
First Midwest Bancorp Inc.                                         904    25,032
Rayonier Inc.                                                      497    25,029
Mirant Corp./1/                                                  7,550    24,991
FNB Corp. - Florida Shares                                         820    24,944
Human Genome Sciences Inc./1/                                    2,131    24,911
ResMed Inc./1/                                                     678    24,869
Boise Cascade Corp.                                              1,081    24,831
Leucadia National Corp.                                            651    24,803
Alberto-Culver Co. Class B                                         503    24,788
Lubrizol Corp.                                                     784    24,782
Owens-Illinois Inc./1/                                           2,775    24,670
Whitney Holding Corp.                                              730    24,659
CenterPoint Properties Corp.                                       425    24,629
Education Management Corp./1/                                      504    24,605
Alberto-Culver Co. Class A                                         516    24,603
Molex Inc.                                                       1,051    24,530
Lancaster Colony Corp.                                             573    24,484
AMETEK Inc.                                                        648    24,430
Sybase Inc./1/                                                   1,899    24,307
WGL Holdings Inc.                                                  898    24,228
Crescent Real Estate Equities Co.                                1,705    24,177
Cytec Industries Inc./1/                                           753    24,104
Fox Entertainment Group Inc. Class A/1/                            947    24,054
Avocent Corp./1/                                                   812    24,051
Advanced Fibre Communications Inc./1/                            1,558    23,837
DaVita Inc./1/                                                   1,156    23,837
Acxiom Corp./1/                                                  1,707   $23,830
Pharmaceutical Product
   Development Inc./1/                                             910    23,815
Regis Corp.                                                        840    23,797
Hilb, Rogal & Hamilton Co.                                         669    23,783
Shurgard Storage Centers Inc. Class A                              727    23,751
Maxtor Corp./1/                                                  4,316    23,738
Timken Co. (The)                                                 1,331    23,559
Clayton Homes Inc.                                               1,897    23,542
Crown Castle International Corp./1/                              3,683    23,461
Arden Realty Inc.                                                  981    23,377
Apria Healthcare Group Inc./1/                                     996    23,356
Lee Enterprises Inc.                                               650    23,315
M.D.C. Holdings Inc.                                               505    23,280
Church & Dwight Co. Inc.                                           739    23,256
IPC Holdings Ltd.                                                  676    23,221
Imation Corp./1/                                                   676    23,187
Furniture Brands International Inc./1/                             976    23,180
ONEOK Inc.                                                       1,215    23,049
Key Energy Services Inc./1/                                      2,282    22,980
WPS Resources Corp.                                                570    22,971
Pixar Inc./1/                                                      392    22,889
AptarGroup Inc.                                                    663    22,820
Diamond Offshore Drilling Inc.                                   1,223    22,797
PerkinElmer Inc.                                                 2,293    22,747
Park National Corp.                                                230    22,653
PacifiCare Health Systems Inc./1/                                  708    22,543
Charles River Laboratories International Inc./1/                   830    22,534
Polaris Industries Inc.                                            426    22,523
Ethan Allen Interiors Inc.                                         667    22,465
HRPT Properties Trust                                            2,486    22,449
Unitrin Inc.                                                       908    22,437
Thornburg Mortgage Inc.                                            997    22,333
Pacific Sunwear of California Inc./1/                              976    22,282
InterDigital Communications Corp./1/                               987    22,237
Ruby Tuesday Inc.                                                1,123    22,123
Media General Inc. Class A                                         402    22,094
IKON Office Solutions Inc.                                       2,841    22,046
Andrx Group/1/                                                   1,364    22,015

28                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares     Value
--------------------------------------------------------------------------------
Piedmont Natural Gas Co.                                           589   $22,005
American National Insurance Co.                                    275    22,000
Independence Community Bank Corp.                                  840    21,966
Brocade Communications Systems Inc./1/                           3,796    21,903
American Tower Corp. Class A/1/                                  3,277    21,759
Mercury General Corp.                                              494    21,736
Edwards (J.D.) & Co./1/                                          1,801    21,576
Packaging Corporation of America/1/                              1,146    21,556
Helmerich & Payne Inc.                                             836    21,510
IndyMac Bancorp Inc.                                               961    21,411
UGI Corp.                                                          678    21,409
Pacific Capital Bancorp                                            656    21,393
Commerce Group Inc.                                                577    21,384
Raymond James Financial Inc.                                       745    21,367
Borders Group Inc./1/                                            1,334    21,344
Wallace Computer Services Inc.                                     816    21,322
United Bancshares Inc.                                             736    21,256
MONY Group Inc. (The)                                              912    21,186
FMC Technologies Inc./1/                                         1,123    21,135
DoubleClick Inc./1/                                              2,444    21,018
Wiley (John) & Sons Inc. Class A                                   853    20,907
Healthcare Realty Trust Inc.                                       757    20,840
Olin Corp.                                                       1,149    20,820
American Axle & Manufacturing Holdings Inc./1/                     835    20,808
Varian Inc./1/                                                     653    20,641
Foundry Networks Inc./1/                                         1,893    20,596
Fairchild Semiconductor International
   Inc. Class A/1/                                               1,732    20,559
Grant Prideco Inc./1/                                            1,800    20,538
Idex Corp.                                                         644    20,511
Integrated Device Technology Inc./1/                             1,983    20,484
Saks Inc./1/                                                     2,277    20,379
Airgas Inc./1/                                                   1,007    20,372
Timberland Co. Class A/1/                                          405    20,246
Hyperion Solutions Corp./1/                                        714    20,192
Landstar System Inc./1/                                            324    20,130
Cypress Semiconductor Corp./1/                                   2,308    20,126
South Financial Group Inc. (The)                                   821    20,115
McClatchy Co. (The) Class A                                        343   $20,100
CACI International Inc. Class A/1/                                 575    20,085
Highwoods Properties Inc.                                          990    20,047
Sonic Corp./1/                                                     742    20,041
Activision Inc./1/                                               1,306    19,982
Werner Enterprises Inc.                                            883    19,947
UCBH Holdings Inc.                                                 784    19,945
W Holding Co. Inc.                                               1,010    19,887
DQE Inc.                                                         1,461    19,870
Dynegy Inc. Class A                                              4,500    19,800
Meridian Gold Inc./1/                                            1,945    19,800
AnnTaylor Stores Corp./1/                                          836    19,780
Cooper Tire & Rubber Co.                                         1,403    19,754
Allegheny Energy Inc.                                            2,379    19,746
Payless ShoeSource Inc./1/                                       1,245    19,746
ArvinMeritor Inc.                                                1,248    19,743
Alexander & Baldwin Inc.                                           738    19,712
Texas Regional Bancshares Inc. Class A                             543    19,711
Trimeris Inc./1/                                                   442    19,620
Zale Corp./1/                                                      561    19,601
BJ's Wholesale Club Inc./1/                                      1,387    19,584
Universal Corp.                                                    500    19,525
Ascential Software Corp./1/                                      5,081    19,511
Cousins Properties Inc.                                            742    19,485
Commercial Federal Corp.                                           905    19,476
Harte-Hanks Inc.                                                 1,082    19,476
Southwest Bancorp of Texas Inc./1/                                 573    19,471
Community First Bankshares Inc.                                    721    19,410
Arbitron Inc./1/                                                   569    19,380
Dillards Inc. Class A                                            1,383    19,334
CBL & Associates Properties Inc.                                   455    19,315
Corn Products International Inc.                                   646    19,302
Kennametal Inc.                                                    611    19,240
FTI Consulting Inc./1/                                             424    19,186
Hunt (J.B.) Transport Services Inc./1/                             555    19,175
Crane Co.                                                          981    19,159
Hercules Inc./1/                                                 1,887    19,153
Novell Inc./1/                                                   6,959    19,137
Radio One Inc. Class D/1/                                        1,246    19,064
Claire's Stores Inc.                                               733    19,051

Schedules of Investments                                                      29
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
AmeriCredit Corp./1/                                             2,798   $18,998
Winn-Dixie Stores Inc.                                           1,511    18,933
Ameritrade Holding Corp./1/                                      3,770    18,925
Ingram Micro Inc. Class A/1/                                     1,892    18,920
Electronics For Imaging Inc./1/                                    985    18,912
Energen Corp.                                                      575    18,860
Scotts Co. (The) Class A/1/                                        331    18,850
Covance Inc./1/                                                  1,063    18,847
ImClone Systems Inc.                                             1,032    18,824
Affiliated Managers Group Inc./1/                                  406    18,802
IDACORP Inc.                                                       734    18,783
Readers Digest Association Inc. (The)                            1,565    18,780
Scholastic Corp./1/                                                661    18,779
Community Health Systems Inc./1/                                   988    18,772
Health Care REIT Inc.                                              659    18,762
Cymer Inc./1/                                                      657    18,757
Post Properties Inc.                                               728    18,753
Semtech Corp./1/                                                 1,179    18,746
Ferro Corp.                                                        792    18,723
Extended Stay America Inc./1/                                    1,572    18,644
La-Z-Boy Inc.                                                      954    18,632
Mills Corp.                                                        582    18,601
Service Corp. International/1/                                   5,496    18,576
Polycom Inc./1/                                                  1,885    18,511
Worthington Industries Inc.                                      1,378    18,507
Hollywood Entertainment Corp./1/                                 1,042    18,495
Polo Ralph Lauren Corp./1/                                         788    18,479
Cabot Microelectronics Corp./1/                                    427    18,455
Briggs & Stratton Corp.                                            408    18,417
Neiman-Marcus Group Inc. Class A/1/                                574    18,397
PepsiAmericas Inc.                                               1,471    18,373
SL Green Realty Corp.                                              570    18,371
Oshkosh Truck Corp.                                                328    18,368
Airborne Inc.                                                      920    18,271
Broadwing Inc./1/                                                3,945    18,265
Staten Island Bancorp Inc.                                       1,063    18,241
Prentiss Properties Trust                                          659    18,123
Sensient Technologies Corp.                                        820    18,122
Arch Coal Inc.                                                   1,002    18,116
Invacare Corp.                                                     566    18,084
TECHNE Corp./1/                                                    812    18,035
Lafarge North America Inc.                                         566   $18,027
Henry (Jack) & Associates Inc.                                   1,383    18,020
Amphenol Corp. Class A/1/                                          406    17,982
Downey Financial Corp.                                             408    17,911
Great Lakes Chemical Corp.                                         729    17,904
IMC Global Inc.                                                  1,976    17,903
Circuit City Stores Inc.                                         3,123    17,895
Toll Brothers Inc./1/                                              769    17,879
First Industrial Realty Trust Inc.                                 638    17,838
Cummins Inc.                                                       657    17,811
Perrigo Co.                                                      1,159    17,802
Goodyear Tire & Rubber Co. (The)                                 3,109    17,783
Take-Two Interactive Software Inc./1/                              789    17,753
Albemarle Corp.                                                    656    17,712
National Instruments Corp./1/                                      552    17,708
LaBranche & Co. Inc.                                             1,065    17,658
AmerUs Group Co.                                                   674    17,652
United Stationers Inc./1/                                          650    17,622
Documentum Inc./1/                                                 956    17,581
Roper Industries Inc.                                              570    17,436
York International Corp.                                           729    17,423
P.F. Chang's China Bistro Inc./1/                                  415    17,389
St. Joe Company (The)                                              591    17,316
Visteon Corp.                                                    2,469    17,308
RF Micro Devices Inc./1/                                         3,635    17,266
American Eagle Outfitters Inc./1/                                  985    17,237
Stone Energy Corp./1/                                              489    17,179
Citizens Banking Corp.                                             747    17,159
Donnelley (R.H.) Corp./1/                                          574    17,140
Peabody Energy Corp.                                               606    17,029
Reckson Associates Realty Corp.                                    901    16,984
Swift Transportation Co. Inc./1/                                   936    16,960
Greater Bay Bancorp                                              1,058    16,928
Bob Evans Farms Inc.                                               667    16,922
Emmis Communications Corp./1/                                      890    16,883
Thomas & Betts Corp./1/                                          1,067    16,869
Vertex Pharmaceuticals Inc./1/                                   1,396    16,850
EarthLink Inc./1/                                                2,441    16,818
Barnes & Noble Inc./1/                                             853    16,804
Gemstar-TV Guide International Inc./1/                           4,187    16,790
American Greetings Corp. Class A/1/                              1,153    16,788

30                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Atmos Energy Corp.                                                 736   $16,766
Parametric Technology Corp./1/                                   5,080    16,764
Advance Auto Parts Inc./1/                                         336    16,713
Cimarex Energy Co./1/                                              847    16,686
Trizec Properties Inc.                                           1,784    16,609
ADTRAN Inc./1/                                                     410    16,597
CMS Energy Corp.                                                 2,651    16,516
Louisiana-Pacific Corp./1/                                       2,044    16,516
McDATA Corp. Class A/1/                                          1,561    16,515
Affymetrix Inc./1/                                                 886    16,435
Lattice Semiconductor Corp./1/                                   1,887    16,379
NBTY Inc./1/                                                     1,055    16,353
Protein Design Labs Inc./1/                                      1,646    16,345
Waste Connections Inc./1/                                          485    16,315
PNM Resources Inc.                                                 733    16,265
Flowers Foods Inc.                                                 571    16,159
Linens 'N Things Inc./1/                                           762    16,147
Cognex Corp./1/                                                    737    16,133
Toro Co.                                                           430    16,043
Silicon Valley Bancshares/1/                                       684    15,992
Millennium Chemicals Inc.                                        1,146    15,941
Fisher Scientific International Inc./1/                            551    15,874
Jeffries Group Inc.                                                407    15,800
EMCOR Group Inc./1/                                                309    15,781
Silicon Laboratories Inc./1/                                       554    15,761
New Jersey Resources Corp.                                         460    15,755
Superior Industries International Inc.                             398    15,745
ADVO Inc./1/                                                       400    15,728
Global Payments Inc.                                               507    15,722
VISX Inc./1/                                                       997    15,613
Panera Bread Co. Class A/1/                                        458    15,586
Plantronics Inc./1/                                                842    15,577
International Speedway Corp. Class A                               395    15,527
Essex Property Trust Inc.                                          282    15,502
Quiksilver Inc./1/                                                 475    15,485
Republic Bancorp Inc.                                            1,192    15,484
Callaway Golf Co.                                                1,101    15,337
OSI Pharmaceuticals Inc./1/                                        730    15,330
Flowserve Corp./1/                                                 992    15,316
Evergreen Resources Inc./1/                                        322    15,311
Atmel Corp./1/                                                   8,279   $15,233
Micrel Inc./1/                                                   1,300    15,223
Alpharma Inc. Class A                                              816    15,218
Delta & Pine Land Co.                                              652    15,166
Westar Energy Inc.                                               1,076    15,129
Brandywine Realty Trust                                            678    15,119
CEC Entertainment Inc./1/                                          502    15,115
KEMET Corp./1/                                                   1,648    15,112
Mentor Corp.                                                       816    15,104
Allmerica Financial Corp./1/                                       987    15,101
Sybron Dental Specialties Inc./1/                                  742    15,100
Banta Corp.                                                        486    15,090
Western Gas Resources Inc.                                         411    15,075
Standard-Pacific Corp.                                             497    15,034
Varian Semiconductor Equipment
   Associates Inc./1/                                              644    14,844
Intergraph Corp./1/                                                726    14,810
Priority Healthcare Corp. Class B/1/                               649    14,797
American Italian Pasta Co. Class A/1/                              335    14,773
Cox Radio Inc. Class A/1/                                          647    14,758
Home Properties of New York Inc.                                   423    14,691
Red Hat Inc./1/                                                  2,438    14,628
American Financial Group Inc.                                      659    14,617
Massey Energy Co.                                                1,397    14,571
Blyth Inc.                                                         552    14,562
Unit Corp./1/                                                      740    14,504
Chittenden Corp.                                                   536    14,499
Georgia Gulf Corp.                                                 640    14,464
Macrovision Corp./1/                                               818    14,454
Dionex Corp./1/                                                    420    14,453
Ariba Inc./1/                                                    4,432    14,448
Platinum Underwriters Holdings Ltd.                                545    14,415
Macromedia Inc./1/                                               1,139    14,363
SEACOR SMIT Inc./1/                                                400    14,328
MAF Bancorp Inc.                                                   424    14,314
SkyWest Inc.                                                     1,118    14,299
USFreightways Corp.                                                501    14,284
Station Casinos Inc./1/                                            660    14,263
Ralcorp Holdings Inc./1/                                           572    14,243
Tetra Tech Inc./1/                                                 918    14,229
Grey Wolf Inc./1/                                                3,513    14,228

Schedules of Investments                                                      31
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
LifePoint Hospitals Inc./1/                                        726   $14,172
Crompton Corp.                                                   2,205    14,156
Cabot Oil & Gas Corp.                                              577    14,136
Colonial Properties Trust                                          415    14,114
LNR Property Corp.                                                 400    14,088
Catalina Marketing Corp./1/                                        789    14,068
Metro-Goldwyn-Mayer Inc./1/                                      1,260    14,049
East West Bancorp Inc.                                             413    13,980
Andrew Corp./1/                                                  1,811    13,890
Diagnostic Products Corp.                                          351    13,864
Crown Holdings Inc./1/                                           2,612    13,844
Perot Systems Corp. Class A/1/                                   1,303    13,838
Black Hills Corp.                                                  485    13,813
Kilroy Realty Corp.                                                556    13,800
Tupperware Corp.                                                   992    13,749
Loews Corporation - Carolina Group                                 745    13,693
NetIQ Corp./1/                                                     993    13,684
Provident Financial Group Inc.                                     578    13,670
Yellow Corp./1/                                                    512    13,670
Accredo Health Inc./1/                                             925    13,662
NPS Pharmaceuticals Inc./1/                                        716    13,640
Applera Corp. - Celera
   Genomics Group/1/                                             1,299    13,639
ICN Pharmaceuticals Inc.                                         1,554    13,597
United Defense Industries Inc./1/                                  556    13,578
Adaptec Inc./1/                                                  1,983    13,564
Skyworks Solutions Inc./1/                                       2,527    13,519
Total System Services Inc.                                         730    13,505
Avid Technology Inc./1/                                            491    13,488
Potlatch Corp.                                                     564    13,451
Borland Software Corp./1/                                        1,482    13,442
Florida Rock Industries Inc.                                       353    13,414
Insight Communications Co. Inc./1/                                 976    13,400
Kansas City Southern Industries Inc./1/                          1,210    13,395
CNA Financial Corp./1/                                             558    13,364
Terex Corp./1/                                                     807    13,356
Ohio Casualty Corp./1/                                           1,066    13,352
Cleco Corp.                                                        890    13,350
Abgenix Inc./1/                                                  1,403    13,328
MSC Industrial Direct Co. Inc.
   Class A/1/                                                      720   $13,320
Maverick Tube Corp./1/                                             746    13,271
Mueller Industries Inc./1/                                         519    13,260
Jack in the Box Inc./1/                                            741    13,190
Wolverine World Wide Inc.                                          715    13,185
Investment Technology Group Inc./1/                                921    13,161
Premcor Inc./1/                                                    590    13,151
Kellwood Co.                                                       443    13,122
Coherent Inc./1/                                                   568    13,064
GlobeSpanVirata Inc./1/                                          2,134    12,953
AMR Corp./1/                                                     2,881    12,936
Tommy Hilfiger Corp./1/                                          1,568    12,889
Mentor Graphics Corp./1/                                         1,233    12,848
MPS Group Inc./1/                                                1,897    12,805
Kaydon Corp.                                                       574    12,800
Northwest Natural Gas Co.                                          494    12,760
Pittston Brink's Group                                             996    12,699
Regency Centers Corp.                                              384    12,672
Pediatrix Medical Group Inc./1/                                    396    12,621
Trimble Navigation Ltd./1/                                         499    12,600
Nationwide Health Properties Inc.                                  899    12,586
Longs Drug Stores Corp.                                            810    12,547
Benchmark Electronics Inc./1/                                      481    12,482
Fuller (H.B.) Co.                                                  508    12,461
NDCHealth Corp.                                                    646    12,436
Capital Automotive                                                 479    12,401
Titan Corp. (The)/1/                                             1,542    12,382
GATX Corp.                                                         657    12,378
Power Integrations Inc./1/                                         558    12,350
Provident Bankshares Corp.                                         484    12,294
Cost Plus Inc./1/                                                  400    12,292
Gateway Inc./1/                                                  4,267    12,289
Tootsie Roll Industries Inc.                                       424    12,288
Selective Insurance Group Inc.                                     486    12,194
Nordson Corp.                                                      482    12,175
Legato Systems Inc./1/                                           2,054    12,160
Owens & Minor Inc.                                                 653    12,146
Men's Wearhouse Inc. (The)/1/                                      729    12,138
Alkermes Inc./1/                                                 1,216    12,136
ATMI Inc./1/                                                       569    12,005

32                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                        Shares    Value
--------------------------------------------------------------------------------
Hughes Supply Inc.                                                 426   $11,958
Amkor Technology Inc./1/                                         1,574    11,915
Copart Inc./1/                                                   1,405    11,858
Casey's General Store Inc.                                         906    11,733
Reinsurance Group of America Inc.                                  409    11,718
Vitesse Semiconductor Corp./1/                                   3,756    11,685
Internet Security Systems Inc./1/                                  889    11,664
Washington Post Company (The)
   Class B                                                          16    11,664
Sycamore Networks Inc./1/                                        3,610    11,660
Tom Brown Inc./1/                                                  474    11,622
Sylvan Learning Systems Inc./1/                                    662    11,611
Nextel Partners Inc. Class A/1/                                  1,997    11,603
InterMune Inc./1/                                                  570    11,588
AMCORE Financial Inc.                                              494    11,569
UniSource Energy Corp.                                             648    11,554
Fremont General Corp.                                            1,222    11,438
IGEN International Inc./1/                                         314    11,414
Hearst-Argyle Television Inc./1/                                   473    11,395
US Oncology Inc./1/                                              1,585    11,380
Aztar Corp./1/                                                     798    11,364
Acuity Brands Inc.                                                 739    11,255
Albany International Corp. Class A                                 474    11,253
MacDermid Inc.                                                     495    11,251
Modine Manufacturing Co.                                           555    11,211
Granite Construction Inc.                                          666    11,189
PanAmSat Corp./1/                                                  646    11,176
El Paso Electric Co./1/                                            985    11,170
Ryan's Family Steak Houses Inc./1/                                 900    11,151
Enzon Pharmaceuticals Inc./1/                                      811    11,127
Manufactured Home Communities Inc.                                 347    11,118
United Rentals Inc./1/                                           1,079    11,114
Superior Energy Services Inc./1/                                 1,218    11,023
Forest Oil Corp./1/                                                530    11,013
Talbots Inc. (The)                                                 384    11,002
OfficeMax Inc./1/                                                1,942    10,972
Exar Corp./1/                                                      741    10,930
Black Box Corp.                                                    343    10,890
Horace Mann Educators Corp.                                        737    10,885
Airtran Holdings Inc./1/                                         1,382    10,849
G&K Services Inc. Class A                                          395   $10,795
Verity Inc./1/                                                     652    10,778
Avista Corp.                                                       911    10,777
EGL Inc./1/                                                        666    10,683
Northwest Airlines Corp./1/                                      1,298    10,683
Biosite Inc./1/                                                    250    10,670
Axcelis Technologies Inc./1/                                     1,878    10,667
AVX Corp.                                                        1,003    10,662
RealNetworks Inc./1/                                             2,060    10,568
Six Flags Inc./1/                                                1,796    10,560
Interactive Data Corp./1/                                          658    10,528
Arkansas Best Corp.                                                415    10,520
Harbor Florida Bancshares Inc.                                     394    10,492
Trinity Industries Inc.                                            633    10,476
FMC Corp./1/                                                       578    10,473
Quantum Corp./1/                                                 3,028    10,447
Lone Star Technologies Inc./1/                                     492    10,445
Continental Airlines Inc. Class B/1/                             1,142    10,415
THQ Inc./1/                                                        737    10,414
Quest Software Inc./1/                                             971    10,390
IHOP Corp.                                                         395    10,388
Technitrol Inc./1/                                                 657    10,374
Overture Services Inc./1/                                          969    10,368
FirstFed Financial Corp./1/                                        319    10,364
DSP Group Inc./1/                                                  493    10,304
Keane Inc./1/                                                    1,068    10,296
Knight Trading Group Inc./1/                                     2,030    10,272
CSG Systems International Inc./1/                                  971    10,225
IDT Corp. Class B/1/                                               715    10,224
FileNET Corp./1/                                                   664    10,219
Bio-Rad Laboratories Inc. Class A/1/                               218    10,191
RSA Security Inc./1/                                             1,048    10,050
Cerner Corp./1/                                                    502    10,030
Dycom Industries Inc./1/                                           906    10,002
American Management Systems Inc./1/                                810     9,963
Sterling Bancshares Inc.                                           832     9,906
Schulman (A.) Inc.                                                 601     9,832
Vignette Corp./1/                                                4,755     9,795
Hollinger International Inc.                                     1,050     9,765
Charming Shoppes Inc./1/                                         2,067     9,715
Tekelec/1/                                                         898     9,662

Schedules of Investments                                                      33
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                         Shares    Value
--------------------------------------------------------------------------------
Hutchinson Technology Inc./1/                                       408   $9,645
Regal-Beloit Corp.                                                  562    9,638
Hain Celestial Group Inc./1/                                        558    9,631
Actel Corp./1/                                                      480    9,509
Vintage Petroleum Inc.                                              971    9,496
Newport Corp./1/                                                    733    9,471
La Quinta Corp.                                                   2,792    9,465
PolyMedica Corp.                                                    254    9,462
Anchor BanCorp Wisconsin Inc.                                       408    9,445
Ligand Pharmaceuticals Inc. Class B/1/                            1,058    9,416
Oceaneering International Inc./1/                                   415    9,362
Guitar Center Inc./1/                                               403    9,333
Advanced Digital Information Corp./1/                             1,163    9,327
Extreme Networks Inc./1/                                          2,200    9,306
Charter Communications Inc. Class A/1/                            5,572    9,305
Aquila Inc.                                                       3,339    9,282
Fossil Inc./1/                                                      502    9,177
Glenborough Realty Trust Inc.                                       553    9,169
Micromuse Inc./1/                                                 1,401    9,164
webMethods Inc./1/                                                  909    9,145
Roadway Corp.                                                       246    9,117
Winnebago Industries Inc.                                           246    9,107
Russell Corp.                                                       476    9,101
Manitowoc Co. Inc. (The)                                            484    9,002
Net.B@nk Inc.                                                       899    8,972
Dime Community Bancshares                                           387    8,924
W.P. Stewart & Co. Ltd.                                             502    8,911
Southern Union Co./1/                                               637    8,886
Zoran Corp./1/                                                      499    8,877
Pacific Northwest Bancorp                                           314    8,842
Province Healthcare Co./1/                                          884    8,840
Sunrise Assisted Living Inc./1/                                     327    8,829
Tesoro Petroleum Corp./1/                                         1,135    8,819
Conexant Systems Inc./1/                                          4,832    8,794
Alaska Air Group Inc./1/                                            490    8,737
First Sentinel Bancorp Inc.                                         577    8,724
Haemonetics Corp./1/                                                492    8,723
Actuant Corp. Class A/1/                                            235    8,718
Interstate Bakeries Corp.                                           829    8,680
Echelon Corp./1/                                                    660    8,646
Checkpoint Systems Inc./1/                                          645   $8,611
Informatica Corp./1/                                              1,316    8,593
CV Therapeutics Inc./1/                                             426    8,511
Imagistics International Inc./1/                                    395    8,500
Mercury Computer Systems Inc./1/                                    403    8,463
PFF Bancorp Inc.                                                    251    8,456
MICROS Systems Inc./1/                                              337    8,435
Cambrex Corp.                                                       483    8,404
Hanover Compressor Co./1/                                           991    8,334
WD-40 Co.                                                           314    8,305
Pep Boys-Manny, Moe & Jack Inc.                                     970    8,303
CNET Networks Inc./1/                                             2,283    8,287
Iomega Corp./1/                                                     891    8,286
Nautilus Group Inc. (The)                                           650    8,255
Plexus Corp./1/                                                     809    8,236
eFunds Corp./1/                                                     897    8,208
Offshore Logistics Inc./1/                                          431    8,189
Credence Systems Corp./1/                                         1,137    8,073
TriQuint Semiconductor Inc./1/                                    2,291    8,041
Viasys Healthcare Inc./1/                                           495    8,019
Western Wireless Corp. Class A/1/                                 1,308    8,005
Texas Industries Inc.                                               405    7,995
Digital River Inc./1/                                               477    7,975
Orbotech Ltd./1/                                                    579    7,955
Advanced Medical Optics Inc./1/                                     566    7,941
Sinclair Broadcast Group Inc.
   Class A/1/                                                       749    7,939
Veeco Instruments Inc./1/                                           492    7,916
Littelfuse Inc./1/                                                  404    7,902
Nektar Therapeutics/1/                                              984    7,892
PSS World Medical Inc./1/                                         1,307    7,855
Insituform Technologies Inc. Class A/1/                             491    7,831
Overseas Shipholding Group Inc.                                     414    7,787
Monaco Coach Corp./1/                                               570    7,706
Power-One Inc./1/                                                 1,313    7,681
Cyberonics Inc./1/                                                  335    7,648
Koger Equity Inc.                                                   476    7,616
Bowne & Co. Inc.                                                    663    7,479
Packeteer Inc./1/                                                   571    7,469
Wellman Inc.                                                        650    7,436

34                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                         Shares    Value
--------------------------------------------------------------------------------
Dendrite International Inc./1/                                      725   $7,424
Stride Rite Corp.                                                   835    7,356
PRG-Schultz International Inc./1/                                 1,152    7,350
Advent Software Inc./1/                                             582    7,327
Esterline Technologies Corp./1/                                     412    7,313
Silicon Image Inc./1/                                             1,215    7,266
Datascope Corp.                                                     254    7,264
Triarc Companies Inc./1/                                            261    7,230
ArthroCare Corp./1/                                                 473    7,227
TIBCO Software Inc./1/                                            1,461    7,203
Sotheby's Holdings Inc. Class A/1/                                  819    7,199
Sierra Pacific Resources/1/                                       1,950    7,196
Reliant Resources Inc./1/                                         1,279    7,188
Photon Dynamics Inc./1/                                             328    7,183
Methode Electronics Inc. Class A                                    677    7,108
Lone Star Steakhouse & Saloon Inc.                                  338    7,088
UnitedGlobalCom Inc. Class A/1/                                   1,810    6,969
Shaw Group Inc. (The)/1/                                            597    6,955
U.S. Industries Inc./1/                                           1,453    6,902
NCO Group Inc./1/                                                   408    6,834
Electro Scientific Industries Inc./1/                               502    6,742
Stewart & Stevenson Services Inc.                                   497    6,665
ElkCorp                                                             329    6,662
C&D Technologies Inc.                                               500    6,650
Cato Corp. Class A                                                  322    6,601
XOMA Ltd./1/                                                      1,321    6,579
Prime Hospitality Corp./1/                                          972    6,474
PAREXEL International Corp./1/                                      498    6,434
Inter-Tel Inc.                                                      391    6,432
Unifi Inc./1/                                                     1,077    6,408
Nautica Enterprises Inc./1/                                         560    6,373
Phillips-Van Heusen Corp.                                           478    6,348
Ionics Inc./1/                                                      334    6,346
SERENA Software Inc./1/                                             401    6,320
Pre-Paid Legal Services Inc./1/                                     274    6,318
Enzo Biochem Inc./1/                                                422    6,317
Photronics Inc./1/                                                  502    6,310
Tredegar Corp.                                                      487    6,263
CommScope Inc./1/                                                   727    6,230
Pioneer-Standard Electronics Inc.                                   641    6,211
United Therapeutics Inc./1/                                         346    6,210
Insight Enterprises Inc./1/                                         822   $6,198
Newpark Resources Inc./1/                                         1,320    6,191
E.piphany Inc./1/                                                 1,391    6,190
United States Cellular Corp./1/                                     257    6,181
Aeroflex Inc./1/                                                  1,147    6,171
Atlantic Coast Airlines Holdings Inc./1/                            736    6,146
LTX Corp./1/                                                        900    6,075
ProBusiness Services Inc./1/                                        431    6,073
Mykrolis Corp./1/                                                   757    6,071
Bay View Capital Corp./1/                                         1,051    6,022
International Multifoods Corp./1/                                   314    6,013
SangStat Medical Corp./1/                                           476    5,998
Kopin Corp./1/                                                    1,242    5,974
Genesco Inc./1/                                                     398    5,970
ShopKo Stores Inc./1/                                               495    5,955
Cohu Inc.                                                           327    5,889
Cell Genesys Inc./1/                                                659    5,878
Park Electrochemical Corp.                                          329    5,869
OM Group Inc.                                                       503    5,865
Core Laboratories NV/1/                                             584    5,840
Helix Technology Corp.                                              505    5,818
Cable Design Technologies Corp./1/                                  838    5,791
AK Steel Holding Corp./1/                                         1,975    5,767
Retek Inc./1/                                                       920    5,750
Agile Software Corp./1/                                             826    5,732
CIBER Inc./1/                                                     1,052    5,712
FelCor Lodging Trust Inc.                                           804    5,700
Navigant Consulting Co./1/                                          755    5,670
Chemed Corp.                                                        162    5,647
Brooks Automation Inc./1/                                           658    5,573
SWS Group Inc.                                                      331    5,485
OceanFirst Financial Corp.                                          247    5,478
Steelcase Inc. Class A                                              571    5,476
Global Industries Ltd./1/                                         1,230    5,461
Allegheny Technologies Inc.                                       1,311    5,441
Jakks Pacific Inc./1/                                               418    5,434
Medarex Inc./1/                                                   1,303    5,434
RFS Hotel Investors Inc.                                            501    5,381
S1 Corp./1/                                                       1,223    5,381
Young Broadcasting Inc. Class A/1/                                  319    5,362
USG Corp./1/                                                        751    5,265

Schedules of Investments                                                      35
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                         Shares    Value
--------------------------------------------------------------------------------
Oakley Inc./1/                                                      486   $5,103
Lennar Corp. Class B/1/                                              95    5,093
IDX Systems Corp./1/                                                345    5,061
Stewart Enterprises Inc. Class A/1/                               1,727    5,060
Cell Therapeutics Inc./1/                                           560    5,040
Curtiss-Wright Corp.                                                 83    4,930
Powerwave Technologies Inc./1/                                    1,226    4,929
Equity Inns Inc.                                                    732    4,912
Silicon Storage Technology Inc./1/                                1,555    4,898
Myriad Genetics Inc./1/                                             409    4,875
DuPont Photomasks Inc./1/                                           261    4,852
GBC Bancorp                                                         175    4,807
JDA Software Group Inc./1/                                          426    4,797
Forrester Research Inc./1/                                          309    4,783
Oak Technology Inc./1/                                              981    4,777
Impath Inc./1/                                                      324    4,763
FreeMarkets Inc./1/                                                 730    4,760
CTS Corp.                                                           569    4,751
Dress Barn Inc./1/                                                  316    4,746
Orthodontic Centers of America Inc./1/                              814    4,721
Albany Molecular Research Inc./1/                                   409    4,720
Praecis Pharmaceuticals Inc./1/                                   1,064    4,660
Ultratech Stepper Inc./1/                                           327    4,634
M-Systems Flash Disk Pioneers Ltd./1/                               558    4,631
Kulicke & Soffa Industries Inc./1/                                  891    4,624
Wabash National Corp./1/                                            493    4,624
Maxygen Inc./1/                                                     563    4,617
MedQuist Inc./1/                                                    242    4,596
Nabi Biopharmaceuticals/1/                                          734    4,595
Spherion Corp./1/                                                 1,056    4,594
Cubist Pharmaceuticals Inc./1/                                      497    4,587
Duane Reade Inc./1/                                                 340    4,573
Keynote Systems Inc./1/                                             484    4,564
Atwood Oceanics Inc./1/                                             175    4,559
Carpenter Technology Corp.                                          347    4,532
Wild Oats Markets Inc./1/                                           416    4,501
F5 Networks Inc./1/                                                 327    4,500
Papa John's International Inc./1/                                   186    4,423
Chesapeake Corp.                                                    246    4,418
Alexion Pharmaceuticals Inc./1/                                     334    4,405
Texas Genco Holdings Inc.                                           253    4,402
Wind River Systems Inc./1/                                        1,326   $4,389
Incyte Corp./1/                                                   1,230    4,243
Kaman Corp. Class A                                                 420    4,204
Systems & Computer Technology Corp./1/                              583    4,180
Kadant Inc./1/                                                      256    4,160
McDATA Corp. Class B/1/                                             393    4,134
Molecular Devices Corp./1/                                          326    4,091
Noven Pharmaceuticals Inc./1/                                       424    4,083
Arris Group Inc./1/                                               1,044    4,073
FuelCell Energy Inc./1/                                             652    4,016
GrafTech International Ltd./1/                                      999    4,016
REMEC Inc./1/                                                       810    4,010
WMS Industries Inc./1/                                              296    3,993
Robert Mondavi Corp. (The) Class A/1/                               162    3,975
ValueVision Media Inc. Class A/1/                                   313    3,972
Veritas DGC Inc./1/                                                 578    3,959
Tularik Inc./1/                                                     723    3,955
Caraustar Industries Inc./1/                                        574    3,949
Harmonic Inc./1/                                                  1,137    3,945
BSB Bancorp Inc.                                                    162    3,912
Kenneth Cole Productions Class A/1/                                 169    3,895
ESS Technology Inc./1/                                              561    3,882
Children's Place Retail Stores
   Inc. (The)/1/                                                    250    3,800
Cirrus Logic Inc./1/                                              1,396    3,797
McDermott International Inc./1/                                   1,154    3,750
Interwoven Inc./1/                                                1,983    3,748
Safeguard Scientifics Inc./1/                                     2,139    3,743
Ryerson Tull Inc.                                                   498    3,740
Stamps.com Inc./1/                                                  848    3,740
Parker Drilling Co./1/                                            1,884    3,693
Bally Total Fitness Holding Corp./1/                                581    3,689
Casella Waste Systems Inc. Class A/1/                               429    3,655
Bio-Technology General Corp./1/                                   1,056    3,654
Silicon Graphics Inc./1/                                          3,376    3,646
Priceline.com Inc./1/                                             1,639    3,639
Learning Tree International Inc./1/                                 248    3,628
Stratex Networks Inc./1/                                          1,472    3,621
Pharmacopeia Inc./1/                                                406    3,617
Beverly Enterprises Inc./1/                                       1,890    3,610

36                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                                 Shares        Value
--------------------------------------------------------------------------------
Tollgrade Communications Inc./1/                              247   $      3,584
SonicWALL Inc./1/                                             995          3,552
Manugistics Group Inc./1/                                   1,083          3,498
IDT Corp./1/                                                  242          3,456
Meristar Hospitality Corp.                                    825          3,432
CuraGen Corp./1/                                              736          3,430
Milacron Inc.                                                 653          3,409
Transkaryotic Therapies Inc./1/                               561          3,367
NUI Corp.                                                     238          3,349
Presidential Life Corp.                                       411          3,321
InFocus Corp./1/                                              736          3,305
RTI International Metals Inc./1/                              327          3,303
Fleetwood Enterprises Inc./1/                                 655          3,301
Gene Logic Inc./1/                                            496          3,279
Interface Inc. Class A                                        909          3,272
New Focus Inc./1/                                             990          3,267
Asyst Technologies Inc./1/                                    674          3,215
Tower Automotive Inc./1/                                    1,148          3,214
Computer Network Technology Corp./1/                          567          3,209
Anaren Inc./1/                                                427          3,202
Pope & Talbot Inc.                                            238          3,163
Artesyn Technologies Inc./1/                                  743          3,113
SCS Transportation Inc./1/                                    256          3,067
Wireless Facilities Inc./1/                                   439          3,055
Regeneron Pharmaceuticals Inc./1/                             482          3,051
PC-Tel Inc./1/                                                327          3,002
Cleveland-Cliffs Inc./1/                                      165          2,970
Presstek Inc./1/                                              591          2,955
Immunomedics Inc./1/                                          749          2,944
MatrixOne Inc./1/                                             819          2,866
Quanta Services Inc./1/                                       828          2,857
Input/Output Inc./1/                                          909          2,827
SureBeam Corporation Class A/1/                               980          2,822
MRO Software Inc./1/                                          327          2,802
TeleTech Holdings Inc./1/                                     673          2,746
Stein Mart Inc./1/                                            499          2,730
Vicor Corp./1/                                                405          2,722
Solutia Inc.                                                1,986          2,701
RadiSys Corp./1/                                              314          2,656
Wausau-Mosinee Paper Corp.                                    248          2,639


                                                        Shares or
Security                                                Principal          Value
--------------------------------------------------------------------------------
Theragenics Corp./1/                                          588   $      2,628
General Cable Corp.                                           581          2,614
Finisar Corp./1/                                            2,708          2,518
Lexicon Genetics Inc./1/                                      489          2,445
Siliconix Inc./1/                                              86          2,430
Audiovox Corp. Class A/1/                                     327          2,354
Concurrent Computer Corp./1/                                1,131          2,307
Entrust Inc./1/                                               918          2,304
AAR Corp.                                                     571          2,215
Pinnacle Entertainment Inc./1/                                408          2,179
MRV Communications Inc./1/                                  1,549          2,138
Hudson Highland Group Inc./1/                                 142          2,106
Actuate Corp./1/                                            1,145          2,084
Three-Five Systems Inc./1/                                    395          2,015
Astec Industries Inc./1/                                      246          2,012
Champion Enterprises Inc./1/                                  830          2,009
Stillwater Mining Co./1/                                      742          2,003
C-COR.net Corp./1/                                            583          1,988
Transmeta Corp./1/                                          1,961          1,863
WatchGuard Technologies Inc./1/                               418          1,839
BE Aerospace Inc./1/                                          570          1,026
TOTAL COMMON STOCKS
   (Cost: $201,909,642)                                              175,420,892

SHORT TERM INSTRUMENTS - 2.91%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                 3,835,010      3,835,010
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional Shares                586,532        586,532
BlackRock Temp Cash Money Market Fund                      24,129         24,129
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio                            55,005         55,005
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                     $   51,612         51,612
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                         58,653         58,653

Schedules of Investments                                                      37
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
April 30, 2003

Security                                               Principal      Value
--------------------------------------------------------------------------------
Holmes Financing PLC, Floating
   Rate Bond
   1.27%, 04/15/04                                     $ 23,461    $     23,461
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       58,650          58,650
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                       58,653          58,653
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                      117,301         117,301
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                      117,302         117,302
White Pine Finance LLC, Floating
   Rate Note
   1.29%, 03/25/04                                       58,653          58,653
   1.29%, 04/20/04                                       58,653          58,653
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $5,103,614)                                                 5,103,614

TOTAL INVESTMENTS IN
   SECURITIES - 102.81%
   (Cost $207,013,256)                                              180,524,506
Other Assets, Less Liabilities - (2.81%)                             (4,928,071)
                                                                   ------------
NET ASSETS - 100.00%                                               $175,596,435
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

38                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
April 30, 2003

Security                                                 Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.93%
Exxon Mobil Corp.                                         792,875   $ 27,909,200
ChevronTexaco Corp.                                       383,427     24,083,050
Schlumberger Ltd.                                         128,178      5,374,504
ConocoPhillips                                            104,690      5,265,907
Occidental Petroleum Corp.                                147,737      4,409,949
Burlington Resources Inc.                                  66,450      3,077,299
Anadarko Petroleum Corp.                                   66,405      2,948,382
Baker Hughes Inc.                                         102,889      2,880,892
Devon Energy Corp.                                         57,253      2,705,187
Apache Corp.                                               43,036      2,463,811
Unocal Corp.                                               88,311      2,446,215
Murphy Oil Corp.                                           48,946      2,038,601
Halliburton Co.                                            93,062      1,992,457
Marathon Oil Corp.                                         78,428      1,785,806
Kerr-McGee Corp.                                           36,718      1,546,195
Kinder Morgan Inc.                                         31,425      1,477,603
Nabors Industries Ltd./1/                                  36,780      1,441,776
Transocean Inc.                                            73,197      1,394,403
EOG Resources Inc.                                         35,920      1,342,690
BJ Services Co./1/                                         35,953      1,312,644
Amerada Hess Corp.                                         25,347      1,144,417
Williams Companies Inc.                                   137,306        954,277
Weatherford International Ltd./1/                          22,554        907,347
Noble Corp./1/                                             28,717        888,791
GlobalSantaFe Corp.                                        34,905        738,590
Smith International Inc./1/                                20,164        717,032
Valero Energy Corp.                                        17,768        652,974
Pioneer Natural Resources Co./1/                           26,327        629,742
ENSCO International Inc.                                   24,024        610,210
Noble Energy Inc.                                          17,735        588,802
Sunoco Inc.                                                15,324        570,206
XTO Energy Inc.                                            25,072        488,904
Cooper Cameron Corp./1/                                     9,669        462,758
Newfield Exploration Co./1/                                12,938        444,938
Diamond Offshore Drilling Inc.                             20,849        388,625
Helmerich & Payne Inc.                                     14,661        377,228
National-Oilwell Inc./1/                                   13,631        286,115
Tom Brown Inc./1/                                          10,585        259,544
Evergreen Resources Inc./1/                                 5,149        244,835
Tidewater Inc.                                              9,070        243,983
Massey Energy Co.                                          22,057   $    230,055
Cabot Oil & Gas Corp.                                       9,389        230,030
Grant Prideco Inc./1/                                      19,111        218,057
Stone Energy Corp./1/                                       5,875        206,389
Key Energy Services Inc./1/                                19,762        199,003
Varco International Inc./1/                                10,014        176,146
Cimarex Energy Co./1/                                       7,797        153,601
Lone Star Technologies Inc./1/                              5,876        124,747
Hanover Compressor Co./1/                                  13,051        109,759
Chesapeake Energy Corp.                                    12,710        102,443
Forest Oil Corp./1/                                         4,831        100,388
Vintage Petroleum Inc.                                     10,158         99,345
SEACOR SMIT Inc./1/                                         1,766         63,258
Veritas DGC Inc./1/                                         5,365         36,750
Rowan Companies Inc.                                        1,497         30,688
Patterson-UTI Energy Inc./1/                                  752         24,884
TOTAL COMMON STOCKS
   (Cost: $130,841,801)                                              111,601,432

SHORT TERM INSTRUMENTS - 7.01%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                 5,841,032     5,841,032
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares                                                 919,190       919,190
BlackRock Temp Cash Money Market Fund                      37,814        37,814
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                           86,202        86,202
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                     $   80,885        80,885
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                         91,919        91,919
Holmes Financing PLC, Floating
   Rate Bond
   1.27%, 04/15/04                                         36,768        36,768
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                         91,914        91,914

Schedules of Investments                                                      39
iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
April 30, 2003

Security                                               Principal      Value
--------------------------------------------------------------------------------
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                     $ 91,919    $     91,919
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                      183,829         183,829
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                      183,831         183,831
White Pine Finance LLC, Floating
   Rate Note
   1.29%, 03/25/04                                       91,919          91,919
   1.29%, 04/20/04                                       91,919          91,919
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $7,829,141)                                                 7,829,141

TOTAL INVESTMENTS IN SECURITIES  - 106.94%
   (Cost $138,670,942)                                              119,430,573
OTHER ASSETS, LESS LIABILITIES  - (6.94%)                            (7,746,875)
                                                                   ------------
NET ASSETS  - 100.00%                                              $111,683,698
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

40                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
April 30, 2003

Security                                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.93%
Pfizer Inc.                                              2,229,796   $68,566,227
Johnson & Johnson                                          831,249    46,849,194
Merck & Co. Inc.                                           628,364    36,558,218
Amgen Inc./1/                                              329,691    20,213,355
Lilly (Eli) and Co.                                        268,605    17,142,371
Abbott Laboratories                                        410,267    16,669,148
Medtronic Inc.                                             339,948    16,229,118
Wyeth                                                      370,795    16,140,706
Bristol-Myers Squibb Co.                                   542,016    13,843,089
UnitedHealth Group Inc.                                     84,900     7,821,837
Schering-Plough Corp.                                      410,303     7,426,484
Forest Laboratories Inc./1/                                100,579     5,201,946
HCA Inc.                                                   133,414     4,282,589
Baxter International Inc.                                  165,987     3,817,701
Boston Scientific Corp./1/                                  81,529     3,509,823
Guidant Corp./1/                                            85,523     3,334,542
WellPoint Health Networks Inc./1/                           41,618     3,160,471
Anthem Inc./1/                                              39,408     2,704,965
St. Jude Medical Inc./1/                                    49,673     2,605,846
Stryker Corp.                                               38,323     2,568,024
Zimmer Holdings Inc./1/                                     54,547     2,558,254
Allergan Inc.                                               36,162     2,540,380
Gilead Sciences Inc./1/                                     54,788     2,527,918
Becton, Dickinson & Co.                                     71,253     2,522,356
Genzyme Corp. - General Division/1/                         60,024     2,417,767
MedImmune Inc./1/                                           66,448     2,343,621
Genentech Inc./1/                                           59,650     2,266,103
Aetna Inc.                                                  42,055     2,094,339
Biomet Inc.                                                 67,222     2,047,582
CIGNA Corp.                                                 38,995     2,039,438
Tenet Healthcare Corp./1/                                  132,516     1,966,537
Biogen Inc./1/                                              41,572     1,579,320
Mylan Laboratories Inc.                                     51,387     1,452,711
Caremark Rx Inc./1/                                         71,470     1,422,968
IDEC Pharmaceuticals Corp./1/                               43,181     1,414,178
Quest Diagnostics Inc./1/                                   22,680     1,355,130
Monsanto Co.                                                73,105     1,272,027
Chiron Corp./1/                                             30,428     1,242,375
Laboratory Corp. of America Holdings/1/                     41,317     1,217,199
Health Management Associates Inc.
   Class A                                                  62,430   $ 1,065,056
IMS Health Inc.                                             68,336     1,052,374
Applera Corp. - Applied
   Biosystems Group                                         58,575     1,026,820
Varian Medical Systems Inc./1/                              19,053     1,026,195
Express Scripts Inc./1/                                     17,286     1,019,183
Alcon Inc./1/                                               21,601       951,524
Bard (C.R.) Inc.                                            14,433       914,764
Health Net Inc./1/                                          34,677       904,723
Lincare Holdings Inc./1/                                    29,604       899,073
Watson Pharmaceuticals Inc./1/                              29,739       864,513
Millennium Pharmaceuticals Inc./1/                          74,530       819,830
Hillenbrand Industries Inc.                                 16,294       813,071
King Pharmaceuticals Inc./1/                                61,747       778,630
Barr Laboratories Inc./1/                                   13,573       754,659
DENTSPLY International Inc.                                 19,490       729,901
Patterson Dental Co./1/                                     17,645       708,800
Omnicare Inc.                                               26,485       702,382
IVAX Corp./1/                                               42,910       689,564
Oxford Health Plans Inc./1/                                 23,445       686,235
Beckman Coulter Inc.                                        17,142       666,310
First Health Group Corp./1/                                 26,013       651,626
Cephalon Inc./1/                                            15,378       628,038
Mid Atlantic Medical Services Inc./1/                       13,441       585,356
Universal Health Services Inc.
   Class B/1/                                               14,504       560,870
AdvancePCS/1/                                               18,563       558,004
Celgene Corp./1/                                            20,833       554,366
Manor Care Inc./1/                                          27,054       526,200
Bausch & Lomb Inc.                                          14,007       492,486
Edwards Lifesciences Corp./1/                               16,900       487,903
Humana Inc./1/                                              43,899       485,084
Coventry Health Care Inc./1/                                11,371       464,164
Apogent Technologies Inc./1/                                26,997       463,808
ICOS Corp./1/                                               17,315       463,176
Triad Hospitals Inc./1/                                     20,736       456,399
Sepracor Inc./1/                                            23,502       450,063
Quintiles Transnational Corp./1/                            31,189       438,205
Renal Care Group Inc./1/                                    13,518       437,983
Invitrogen Corp./1/                                         13,389       437,820

Schedules of Investments                                                      41
iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
April 30, 2003

Security                                                       Shares     Value
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. Class A/1/                         7,471   $430,628
Amylin Pharmaceuticals Inc./1/                                 22,375    428,481
Pharmaceutical Resources Inc./1/                                9,153    402,274
SICOR Inc./1/                                                  22,201    398,064
Steris Corp./1/                                                17,292    392,528
Cytyc Corp./1/                                                 29,480    389,136
IDEXX Laboratories Inc./1/                                      9,603    374,517
Human Genome Sciences Inc./1/                                  31,708    370,667
Neurocrine Biosciences Inc./1/                                  7,996    361,819
Respironics Inc./1/                                             9,410    361,532
Apria Healthcare Group Inc./1/                                 15,224    357,003
Pharmaceutical Product Development
   Inc./1/                                                     13,599    355,886
Taro Pharmaceutical Industries Ltd./1/                          7,696    352,169
DaVita Inc./1/                                                 16,995    350,437
ResMed Inc./1/                                                  9,332    342,298
PacifiCare Health Systems Inc./1/                              10,219    325,373
Charles River Laboratories International
   Inc./1/                                                     11,977    325,176
Andrx Group/1/                                                 18,925    305,449
ImClone Systems Inc./1/                                        16,577    302,364
Covance Inc./1/                                                16,705    296,180
Community Health Systems Inc./1/                               14,778    280,782
Invacare Corp.                                                  8,459    270,265
Trimeris Inc./1/                                                5,954    264,298
Perrigo Co.                                                    17,081    262,364
TECHNE Corp./1/                                                11,602    257,680
Affymetrix Inc./1/                                             13,455    249,590
Protein Design Labs Inc./1/                                    24,847    246,731
Vertex Pharmaceuticals Inc./1/                                 20,224    244,104
Delta & Pine Land Co.                                          10,002    232,647
Diagnostic Products Corp.                                       5,765    227,717
Fisher Scientific International Inc./1/                         7,617    219,446
Sybron Dental Specialties Inc./1/                              10,589    215,486
Applera Corp. - Celera
   Genomics Group/1/                                           20,213    212,236
Mentor Corp.                                                   11,376    210,570
Alpharma Inc. Class A                                          10,965    204,497
Abgenix Inc./1/                                                21,472    203,984
ICN Pharmaceuticals Inc.                                       23,261    203,534
LifePoint Hospitals Inc./1/                                    10,286   $200,783
VISX Inc./1/                                                   12,799    200,432
OSI Pharmaceuticals Inc./1/                                     9,501    199,521
Accredo Health Inc./1/                                         13,198    194,934
Pediatrix Medical Group Inc./1/                                 5,970    190,264
NPS Pharmaceuticals Inc./1/                                     9,794    186,576
IGEN International Inc./1/                                      5,090    185,022
Bio-Rad Laboratories Inc. Class A/1/                            3,918    183,166
Biosite Inc./1/                                                 4,131    176,311
Alkermes Inc./1/                                               16,502    164,690
US Oncology Inc./1/                                            21,530    154,585
Enzon Pharmaceuticals Inc./1/                                  11,195    153,595
InterMune Inc./1/                                               7,488    152,231
Sunrise Assisted Living Inc./1/                                 5,393    145,611
Province Healthcare Co./1/                                     13,736    137,360
Ligand Pharmaceuticals Inc. Class B/1/                         14,934    132,913
CV Therapeutics Inc./1/                                         6,563    131,129
Nektar Therapeutics/1/                                         15,346    123,075
PolyMedica Corp.                                                3,240    120,690
Viasys Healthcare Inc./1/                                       7,232    117,158
Advanced Medical Optics Inc./1/                                 8,196    114,990
Haemonetics Corp./1/                                            6,388    113,259
Cyberonics Inc./1/                                              4,582    104,607
Datascope Corp.                                                 3,459     98,924
XOMA Ltd./1/                                                   19,551     97,364
Enzo Biochem Inc./1/                                            6,415     96,033
ArthroCare Corp./1/                                             6,109     93,346
PAREXEL International Corp./1/                                  6,994     90,362
Cell Genesys Inc./1/                                            9,975     88,977
Medarex Inc./1/                                                21,295     88,800
SangStat Medical Corp./1/                                       6,841     86,197
Myriad Genetics Inc./1/                                         7,072     84,298
Albany Molecular Research Inc./1/                               6,870     79,280
United Therapeutics Inc./1/                                     4,381     78,635
Cell Therapeutics Inc./1/                                       8,654     77,886
Orthodontic Centers of America Inc./1/                         13,409     77,772
Tularik Inc./1/                                                12,515     68,457
Nabi Biopharmaceuticals/1/                                     10,835     67,827
Alexion Pharmaceuticals Inc./1/                                 5,051     66,623
Impath Inc./1/                                                  4,514     66,356
Cubist Pharmaceuticals Inc./1/                                  7,069     65,247

42                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
April 30, 2003

                                                       Shares or
Security                                               Principal       Value
-------------------------------------------------------------------------------
Praecis Pharmaceuticals Inc./1/                           14,189   $     62,148
Incyte Corp./1/                                           17,565         60,599
Noven Pharmaceuticals Inc./1/                              6,273         60,409
Pharmacopeia Inc./1/                                       6,666         59,394
Maxygen Inc./1/                                            7,189         58,950
Bio-Technology General Corp./1/                           15,958         55,215
Molecular Devices Corp./1/                                 4,326         54,291
Regeneron Pharmaceuticals Inc./1/                          8,356         52,893
Transkaryotic Therapies Inc./1/                            8,668         52,017
CuraGen Corp./1/                                          11,066         51,568
Beverly Enterprises Inc./1/                               26,150         49,946
Gene Logic Inc./1/                                         7,467         49,357
Immunomedics Inc./1/                                      11,660         45,824
Lexicon Genetics Inc./1/                                   7,664         38,320
Theragenics Corp./1/                                       8,236         36,815
TOTAL COMMON STOCKS
   (Cost: $424,696,821)                                             378,211,959

SHORT TERM INSTRUMENTS - 5.49%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                               15,499,510     15,499,510
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                2,441,663      2,441,663
BlackRock Temp Cash Money Market Fund                    100,447        100,447
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                         228,980        228,980
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                   $   214,856        214,856
Five Finance Inc., Floating
   Rate Note
   1.28%, 04/15/04                                   $   244,166   $    244,166
Holmes Financing PLC, Floating
   Rate Bond
   1.27%, 04/15/04                                        97,667         97,667
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       244,154        244,154
Links Finance LLC, Floating
   Rate Note
   1.29%, 03/29/04                                       244,166        244,166
Sigma Finance Inc., Floating
   Rate Note
   1.26%, 10/15/03                                       488,308        488,308
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                       488,314        488,314
White Pine Finance LLC, Floating
   Rate Note
   1.29%, 03/25/04                                       244,166        244,166
   1.29%, 04/20/04                                       244,166        244,166
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $20,780,563)                                               20,780,563

TOTAL INVESTMENTS IN
   SECURITIES - 105.42%
   (Cost $445,477,384)                                              398,992,522
Other Assets, Less Liabilities - (5.42%)                            (20,503,863)
                                                                   ------------
NET ASSETS - 100.00%                                               $378,488,659
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      43

Schedule of Investments

iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
April 30, 2003

Security                                                  Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 100.02%
Microsoft Corp.                                          1,641,896   $41,983,281
International Business Machines Corp.                      302,429    25,676,222
Intel Corp.                                              1,162,929    21,397,894
Cisco Systems Inc./1/                                    1,267,265    19,059,666
Dell Computer Corp./1/                                     371,421    10,737,781
Oracle Corp./1/                                            714,617     8,489,650
Hewlett-Packard Co.                                        488,892     7,968,940
Texas Instruments Inc.                                     307,424     5,684,270
QUALCOMM Inc.                                              139,825     4,459,019
Applied Materials Inc./1/                                  292,544     4,271,142
EMC Corp./1/                                               390,650     3,551,008
Motorola Inc.                                              408,342     3,229,985
Maxim Integrated Products Inc.                              56,965     2,238,155
Yahoo! Inc./1/                                              90,036     2,231,092
Analog Devices Inc./1/                                      64,813     2,146,607
Linear Technology Corp.                                     55,539     1,914,429
Sun Microsystems Inc./1/                                   567,412     1,872,460
Lexmark International Inc./1/                               24,353     1,814,542
Xilinx Inc./1/                                              60,008     1,624,417
Veritas Software Corp./1/                                   72,917     1,604,903
Pitney Bowes Inc.                                           45,563     1,599,717
Electronic Data Systems Corp.                               84,608     1,535,635
Adobe Systems Inc.                                          41,134     1,421,591
KLA-Tencor Corp./1/                                         33,616     1,378,256
Intuit Inc./1/                                              33,517     1,299,789
Xerox Corp./1/                                             130,604     1,287,755
Lucent Technologies Inc./1/                                698,748     1,257,746
Computer Associates International Inc.                      74,012     1,201,955
Corning Inc./1/                                            212,752     1,153,116
Symantec Corp./1/                                           25,268     1,110,529
SunGard Data Systems Inc./1/                                50,314     1,081,751
Altera Corp./1/                                             67,994     1,074,985
Affiliated Computer Services Inc. Class A/1/                22,307     1,064,044
Computer Sciences Corp./1/                                  28,964       954,364
Apple Computer Inc./1/                                      63,776       905,619
Micron Technology Inc./1/                                   97,309       827,127
Network Appliance Inc./1/                                   59,822       794,436
Microchip Technology Inc.                                   36,108   $   750,685
Novellus Systems Inc./1/                                    26,508       743,284
BEA Systems Inc./1/                                         68,524       733,892
QLogic Corp./1/                                             16,612       730,762
PeopleSoft Inc./1/                                          47,390       712,272
Rockwell Collins Inc.                                       31,839       680,718
Siebel Systems Inc./1/                                      77,438       671,387
JDS Uniphase Corp./1/                                      207,743       671,010
Broadcom Corp. Class A/1/                                   36,243       648,387
BMC Software Inc./1/                                        41,356       617,032
Synopsys Inc./1/                                            12,574       611,599
National Semiconductor Corp./1/                             32,138       601,945
Unisys Corp./1/                                             57,632       599,373
Juniper Networks Inc./1/                                    57,007       582,612
Citrix Systems Inc./1/                                      30,563       579,474
Amdocs Ltd./1/                                              32,444       572,961
Cadence Design Systems Inc./1/                              47,780       546,125
WebMD Corp./1/                                              53,072       511,614
Mercury Interactive Corp./1/                                15,032       510,186
Check Point Software
   Technologies Ltd./1/                                     31,093       489,093
VeriSign Inc./1/                                            38,539       478,654
Advanced Micro Devices Inc./1/                              61,301       456,079
Scientific-Atlanta Inc.                                     27,123       440,749
Storage Technology Corp./1/                                 17,673       436,877
Comverse Technology Inc./1/                                 33,424       436,852
Intersil Corp. Class A/1/                                   23,027       426,000
Zebra Technologies Corp. Class A/1/                          6,183       412,221
Tellabs Inc./1/                                             65,786       406,557
Level 3 Communications Inc./1/                              68,031       389,137
NVIDIA Corp./1/                                             26,250       374,588
CIENA Corp./1/                                              76,781       373,923
NCR Corp./1/                                                16,487       361,395
LSI Logic Corp./1/                                          66,176       354,703
Teradyne Inc./1/                                            29,995       347,942
ADC Telecommunications Inc./1/                             143,445       342,547
Marvell Technology Group Ltd./1/                            14,831       342,285
Harris Corp.                                                11,631       332,181
3Com Corp./1/                                               63,809       331,807
Lam Research Corp./1/                                       22,300       324,019
Western Digital Corp./1/                                    34,583       322,659

44                                   2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
April 30, 2003

Security                                                       Shares    Value
--------------------------------------------------------------------------------
Network Associates Inc./1/                                     27,942   $319,377
Reynolds & Reynolds Co. (The) Class A                          11,053    318,437
Autodesk Inc.                                                  20,198    314,281
Emulex Corp./1/                                                14,638    299,933
SanDisk Corp./1/                                               12,301    297,684
UTStarcom Inc./1/                                              13,071    284,569
Compuware Corp./1/                                             63,817    280,157
Agere Systems Inc. Class B/1/                                 160,340    274,181
Imation Corp./1/                                                7,895    270,799
International Rectifier Corp./1/                               11,502    260,175
Avaya Inc./1/                                                  66,067    257,661
Cree Inc./1/                                                   12,864    256,637
BearingPoint Inc./1/                                           30,783    251,497
Rambus Inc./1/                                                 17,447    249,492
PMC-Sierra Inc./1/                                             30,010    247,583
NetScreen Technologies Inc./1/                                 12,186    247,132
Applied Micro Circuits Corp./1/                                54,092    242,332
Avocent Corp./1/                                                8,087    239,537
Advanced Fibre Communications Inc./1/                          14,791    226,302
Maxtor Corp./1/                                                40,965    225,308
Brocade Communications Systems Inc./1/                         38,384    221,476
InterDigital Communications Corp./1/                            9,820    221,245
Agere Systems Inc. Class A/1/                                 123,514    221,090
Sybase Inc./1/                                                 16,993    217,510
American Tower Corp. Class A/1/                                32,522    215,946
Crown Castle International Corp./1/                            32,507    207,070
IKON Office Solutions Inc.                                     25,463    197,593
Foundry Networks Inc./1/                                       17,789    193,544
Edwards (J.D.) & Co./1/                                        15,970    191,321
Integrated Device Technology Inc./1/                           18,469    190,785
Semtech Corp./1/                                               11,840    188,256
Electronics For Imaging Inc./1/                                 9,717    186,566
Fairchild Semiconductor International
   Inc. Class A/1/                                             15,464    183,558
CACI International Inc. Class A/1/                              5,161    180,274
Novell Inc./1/                                                 65,137    179,127
Cypress Semiconductor Corp./1/                                 19,951    173,973
Hyperion Solutions Corp./1/                                     6,125    173,215
Ascential Software Corp./1/                                    43,599   $167,420
Amphenol Corp. Class A/1/                                       3,775    167,195
Silicon Laboratories Inc./1/                                    5,773    164,242
Lattice Semiconductor Corp./1/                                 18,895    164,009
Polycom Inc./1/                                                16,653    163,532
EarthLink Inc./1/                                              23,051    158,821
Documentum Inc./1/                                              8,346    153,483
RF Micro Devices Inc./1/                                       32,217    153,031
Henry (Jack) & Associates Inc.                                 11,712    152,607
McDATA Corp. Class A/1/                                        14,392    152,267
Parametric Technology Corp./1/                                 45,994    151,780
ADTRAN Inc./1/                                                  3,683    149,088
Plantronics Inc./1/                                             7,739    143,172
Macromedia Inc./1/                                             11,243    141,774
Intergraph Corp./1/                                             6,909    140,944
Micrel Inc./1/                                                 12,029    140,860
Atmel Corp./1/                                                 76,375    140,530
Ariba Inc./1/                                                  42,816    139,580
Perot Systems Corp. Class A/1/                                 13,073    138,835
Red Hat Inc./1/                                                22,258    133,548
NetIQ Corp./1/                                                  9,683    133,432
Adaptec Inc./1/                                                19,358    132,409
Andrew Corp./1/                                                17,148    131,525
Varian Semiconductor Equipment
   Associates Inc./1/                                           5,627    129,702
Skyworks Solutions Inc./1/                                     24,225    129,604
Trimble Navigation Ltd./1/                                      5,057    127,689
Mentor Graphics Corp./1/                                       12,055    125,613
Borland Software Corp./1/                                      13,089    118,717
Sycamore Networks Inc./1/                                      36,157    116,787
Vitesse Semiconductor Corp./1/                                 37,235    115,838
GlobeSpanVirata Inc./1/                                        18,978    115,196
Power Integrations Inc./1/                                      5,147    113,913
Legato Systems Inc./1/                                         19,224    113,806
Amkor Technology Inc./1/                                       14,920    112,944
Black Box Corp.                                                 3,395    107,791
ATMI Inc./1/                                                    5,105    107,710
Quantum Corp./1/                                               30,032    103,610
Internet Security Systems Inc./1/                               7,892    103,543
Exar Corp./1/                                                   6,930    102,217
Cerner Corp./1/                                                 5,105    101,998

Schedules of Investments                                                      45
iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
April 30, 2003

Security                                                       Shares    Value
--------------------------------------------------------------------------------
Gateway Inc./1/                                                35,255   $101,534
Overture Services Inc./1/                                       9,407    100,655
Axcelis Technologies Inc./1/                                   17,186     97,616
Verity Inc./1/                                                  5,874     97,097
FileNET Corp./1/                                                6,287     96,757
RealNetworks Inc./1/                                           18,851     96,706
Informatica Corp./1/                                           14,725     96,154
RSA Security Inc./1/                                            9,861     94,567
Keane Inc./1/                                                   9,795     94,424
DSP Group Inc./1/                                               4,445     92,900
Vignette Corp./1/                                              43,911     90,457
Hutchinson Technology Inc./1/                                   3,792     89,643
Advanced Digital Information Corp./1/                          10,977     88,036
PanAmSat Corp./1/                                               5,011     86,690
CNET Networks Inc./1/                                          23,680     85,958
American Management Systems Inc./1/                             6,940     85,362
Actel Corp./1/                                                  4,309     85,361
webMethods Inc./1/                                              8,414     84,645
Conexant Systems Inc./1/                                       46,372     84,397
Zoran Corp./1/                                                  4,714     83,862
Tekelec/1/                                                      7,570     81,453
Quest Software Inc./1/                                          7,516     80,421
Extreme Networks Inc./1/                                       18,948     80,150
Digital River Inc./1/                                           4,727     79,035
MICROS Systems Inc./1/                                          3,116     77,993
Credence Systems Corp./1/                                      10,883     77,269
TriQuint Semiconductor Inc./1/                                 21,388     75,072
Mercury Computer Systems Inc./1/                                3,492     73,332
CommScope Inc./1/                                               8,488     72,742
Iomega Corp./1/                                                 7,714     71,740
TIBCO Software Inc./1/                                         14,406     71,022
Imagistics International Inc./1/                                3,297     70,951
Echelon Corp./1/                                                5,397     70,701
Micromuse Inc./1/                                              10,663     69,747
Dendrite International Inc./1/                                  6,431     65,853
Photronics Inc./1/                                              5,233     65,779
Silicon Image Inc./1/                                          10,746     64,261
Packeteer Inc./1/                                               4,871     63,713
Advent Software Inc./1/                                         4,699     59,160
Kopin Corp./1/                                                 12,188   $ 58,624
SERENA Software Inc./1/                                         3,668     57,808
Retek Inc./1/                                                   9,180     57,375
Brooks Automation Inc./1/                                       6,721     56,927
S1 Corp./1/                                                    12,789     56,272
Cohu Inc.                                                       3,094     55,723
Inter-Tel Inc.                                                  3,380     55,601
CIBER Inc./1/                                                   9,932     53,931
Agile Software Corp./1/                                         7,682     53,313
E.piphany Inc./1/                                              11,249     50,058
JDA Software Group Inc./1/                                      4,421     49,780
Cable Design Technologies Corp./1/                              7,119     49,192
LTX Corp./1/                                                    7,191     48,539
Ultratech Stepper Inc./1/                                       3,398     48,150
M-Systems Flash Disk Pioneers Ltd./1/                           5,730     47,559
IDX Systems Corp./1/                                            3,240     47,531
Oak Technology Inc./1/                                          9,711     47,293
REMEC Inc./1/                                                   9,441     46,733
DuPont Photomasks Inc./1/                                       2,471     45,936
Powerwave Technologies Inc./1/                                 11,390     45,788
McDATA Corp. Class B/1/                                         4,350     45,762
Kulicke & Soffa Industries Inc./1/                              8,661     44,951
Silicon Graphics Inc./1/                                       41,594     44,922
Silicon Storage Technology Inc./1/                             14,172     44,642
Systems & Computer Technology Corp./1/                          6,123     43,902
ESS Technology Inc./1/                                          6,049     41,859
Wind River Systems Inc./1/                                     12,182     40,322
Cirrus Logic Inc./1/                                           14,525     39,508
F5 Networks Inc./1/                                             2,852     39,244
New Focus Inc./1/                                              11,161     36,831
Interwoven Inc./1/                                             19,440     36,742
Harmonic Inc./1/                                               10,361     35,953
SonicWALL Inc./1/                                               9,449     33,733
Keynote Systems Inc./1/                                         3,483     32,845
PC-Tel Inc./1/                                                  3,506     32,185
MRV Communications Inc./1/                                     23,017     31,763
Asyst Technologies Inc./1/                                      6,586     31,415
Siliconix Inc./1/                                               1,051     29,691
RadiSys Corp./1/                                                3,494     29,559

46                                    2003 iShares Annual Report to Shareholders
iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
April 30, 2003

Security                                                Shares        Value
-------------------------------------------------------------------------------
MRO Software Inc./1/                                       3,400   $     29,138
Finisar Corp./1/                                          30,944         28,778
MatrixOne Inc./1/                                          8,091         28,319
Computer Network Technology Corp./1/                       4,947         28,000
Manugistics Group Inc./1/                                  8,552         27,623
InFocus Corp./1/                                           6,108         27,425
Stratex Networks Inc./1/                                  11,097         27,299
General Cable Corp.                                        5,659         25,466
Arris Group Inc./1/                                        6,522         25,442
Concurrent Computer Corp./1/                              10,717         21,863
C-COR.net Corp./1/                                         6,324         21,565
Transmeta Corp./1/                                        22,578         21,449
WatchGuard Technologies Inc./1/                            4,851         21,344
Entrust Inc./1/                                            8,502         21,340
Actuate Corp./1/                                           9,833         17,896
TOTAL COMMON STOCKS
   (Cost: $328,925,041)                                             231,549,973

SHORT TERM INSTRUMENTS - 7.39%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                               12,704,914     12,704,914
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                2,031,825      2,031,825
BlackRock Temp Cash Money Market Fund                     83,587         83,587
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                         190,545        190,545

Security                                             Principal        Value
-------------------------------------------------------------------------------
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                   $   178,792   $    178,792
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                       203,183        203,183
Holmes Financing PLC, Floating
   Rate Bond
   1.27%, 04/15/04                                        81,273         81,273
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       203,172        203,172
Links Finance LLC, Floating
   Rate Note
   1.29%, 03/29/04                                       203,183        203,183
Sigma Finance Inc., Floating
   Rate Note
   1.26%, 10/15/03                                       406,345        406,345
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                       406,350        406,350
White Pine Finance LLC, Floating
   Rate Note
   1.29%, 03/25/04                                       203,183        203,183
   1.29%, 04/20/04                                       203,183        203,183
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $17,099,535)                                               17,099,535

TOTAL INVESTMENTS IN
   SECURITIES - 107.41%
   (Cost $346,024,576)                                              248,649,508
Other Assets, Less Liabilities - (7.41%)                            (17,148,169)
                                                                   ------------
NET ASSETS - 100.00%                                               $231,501,339
                                                                   ============

/1/  Non-income earning securities.

See Notes to Financial Statements.

Schedules of Investments                                                      47

Schedule of Investments

iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND
April 30, 2003

Security                                                Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS - 100.02%
Verizon Communications Inc.                              832,459   $ 31,117,317
SBC Communications Inc.                                1,015,729     23,727,429
BellSouth Corp.                                          314,601      8,019,180
Citizens Communications Co./1/                           556,806      6,085,890
CenturyTel Inc.                                          202,192      5,954,554
Nextel Communications Inc. Class A/1/                    385,825      5,706,352
AT&T Wireless Services Inc./1/                           877,453      5,668,346
Alltel Corp.                                             119,918      5,619,358
AT&T Corp.                                               317,350      5,410,818
Sprint Corp. (FON Group)                                 415,336      4,780,517
Telephone & Data Systems Inc.                            105,887      4,562,671
BCE Inc.                                                 220,692      4,374,115
Vodafone Group PLC ADR                                   209,570      4,141,103
Comcast Corp. Class A/1/                                 100,988      3,222,527
Broadwing Inc./1/                                        617,757      2,860,215
Qwest Communications
   International Inc./1/                                 659,551      2,486,507
Sprint Corp. (PCS Group)/1/                              237,873        832,556
Nextel Partners Inc. Class A/1/                          111,516        647,908
United States Cellular Corp./1/                           15,085        362,794
IDT Corp. Class B/1/                                      19,022        272,015
Western Wireless Corp. Class A/1/                         27,031        165,430
IDT Corp./1/                                               6,962         99,417
Wireless Facilities Inc./1/                               11,449         79,685
Triton PCS Holdings Inc. Class A/1/                       24,015         68,443
TOTAL COMMON STOCKS
   (Cost: $148,643,354)                                             126,265,147

SHORT TERM INSTRUMENTS - 7.55%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                                7,102,563      7,102,563
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares                                              1,123,303      1,123,303

                                                     Shares or
Security                                             Principal        Value
-------------------------------------------------------------------------------
BlackRock Temp Cash Money Market Fund                     46,211   $     46,211
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                         105,344        105,344
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                      $ 98,846         98,846
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                       112,330        112,330
Holmes Financing PLC, Floating
   Rate Bond
   1.27%, 04/15/04                                        44,932         44,932
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       112,325        112,325
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                       112,330        112,330
Sigma Finance Inc., Floating Rate Note
   1.26%, 10/15/03                                       224,649        224,649
UBS Finance (Delaware) Inc.
   1.36%, 05/01/03                                       224,652        224,652
White Pine Finance LLC, Floating
   Rate Note
   1.29%, 03/25/04                                       112,330        112,330
   1.29%, 04/20/04                                       112,330        112,330
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $9,532,145)                                                 9,532,145

TOTAL INVESTMENTS IN SECURITIES - 107.57%
   (Cost $158,175,499)                                              135,797,292
OTHER ASSETS, LESS LIABILITIES - (7.57%)                             (9,552,427)
                                                                   ------------
NET ASSETS - 100.00%                                               $126,244,865
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

48                                    2003 iShares Annual Report to Shareholders

Schedule of Investments
iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
April 30, 2003

Security                                                  Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.92%
Southern Company                                          816,774   $ 23,759,956
Dominion Resources Inc.                                   356,829     21,117,140
Exelon Corp.                                              375,012     19,890,636
Duke Energy Corp.                                       1,035,586     18,215,958
FPL Group Inc.                                            211,558     12,877,535
Entergy Corp.                                             257,885     12,020,020
FirstEnergy Corp.                                         345,735     11,661,641
Progress Energy Inc.                                      276,455     11,550,290
American Electric Power Co. Inc.                          393,608     10,383,379
Public Service Enterprise Group Inc.                      261,749     10,069,484
Consolidated Edison Inc.                                  246,260      9,572,126
DTE Energy Co.                                            194,553      7,844,377
Ameren Corp.                                              185,363      7,596,176
TXU Corp.                                                 374,185      7,453,765
PG&E Corp./1/                                             470,173      7,043,191
PPL Corp.                                                 194,543      7,042,457
Sempra Energy                                             237,727      6,380,593
Xcel Energy Inc.                                          462,671      6,255,312
Cinergy Corp.                                             182,977      6,246,835
KeySpan Corp.                                             180,937      6,128,336
Constellation Energy Group Inc.                           190,023      5,563,873
Edison International/1/                                   378,105      5,516,552
NiSource Inc.                                             288,796      5,458,244
SCANA Corp.                                               121,565      3,858,473
Wisconsin Energy Corp.                                    134,324      3,536,751
Pinnacle West Capital Corp.                               106,058      3,523,247
Pepco Holdings Inc.                                       196,088      3,368,792
AES Corp. (The)/1/                                        546,872      3,286,701
Energy East Corp.                                         167,013      3,042,977
Questar Corp.                                              94,673      2,859,125
Equitable Resources Inc.                                   71,523      2,747,914
NSTAR                                                      61,478      2,655,850
CenterPoint Energy Inc.                                   311,442      2,460,392
MDU Resources Group Inc.                                   79,258      2,358,718
Calpine Corp./1/                                          438,143      2,352,828
Puget Energy Inc.                                         105,423      2,226,534
Northeast Utilities                                       148,896      2,221,528
TECO Energy Inc.                                          204,241      2,203,760
National Fuel Gas Co.                                      88,146      2,067,905
DPL Inc.                                                  146,775   $  2,031,366
Great Plains Energy Inc.                                   76,352      1,998,132
Alliant Energy Corp.                                      104,746      1,839,340
Vectren Corp.                                              78,551      1,826,311
Philadelphia Suburban Corp.                                78,489      1,777,776
Hawaiian Electric Industries Inc.                          42,481      1,756,589
AGL Resources Inc.                                         66,567      1,712,769
OGE Energy Corp.                                           90,583      1,625,965
Peoples Energy Corp.                                       41,022      1,593,705
Mirant Corp./1/                                           468,929      1,552,155
Nicor Inc.                                                 51,014      1,533,481
WGL Holdings Inc.                                          56,206      1,516,438
WPS Resources Corp.                                        36,961      1,489,528
UGI Corp.                                                  44,985      1,421,526
Piedmont Natural Gas Co.                                   35,922      1,342,046
Dynegy Inc. Class A                                       302,695      1,331,858
ONEOK Inc.                                                 70,145      1,330,651
Allegheny Energy Inc.                                     147,359      1,223,080
Energen Corp.                                              35,873      1,176,634
DQE Inc.                                                   85,722      1,165,819
Atmos Energy Corp.                                         49,919      1,137,155
IDACORP Inc.                                               43,788      1,120,535
New Jersey Resources Corp.                                 31,043      1,063,223
CMS Energy Corp.                                          167,537      1,043,755
PNM Resources Inc.                                         45,161      1,002,122
Westar Energy Inc.                                         60,318        848,071
Black Hills Corp.                                          29,236        832,641
Cleco Corp.                                                53,582        803,730
Northwest Natural Gas Co.                                  29,491        761,752
UniSource Energy Corp.                                     38,943        694,354
Avista Corp.                                               55,823        660,386
El Paso Electric Co./1/                                    58,094        658,786
Aquila Inc.                                               211,233        587,228
Southern Union Co./1/                                      40,898        570,527
Sierra Pacific Resources/1/                               118,890        438,704
Reliant Resources Inc./1/                                  56,506        317,564
Texas Genco Holdings Inc.                                  17,720        308,328
NUI Corp.                                                  18,790        264,375
TOTAL COMMON STOCKS
   (Cost: $351,468,279)                                              328,777,776

Schedules of Investments                                                      49
iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
April 30, 2003

                                                      Shares or
Security                                              Principal        Value
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 7.35%
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                               18,031,904   $ 18,031,904
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares                                2,847,012      2,847,012
BlackRock Temp Cash Money Market Fund                    117,122        117,122
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio                         266,993        266,993
CC USA Inc., Floating Rate Note
   1.28%, 04/19/04                                   $   250,525        250,525
Five Finance Inc., Floating Rate Note
   1.28%, 04/15/04                                       284,701        284,701
Holmes Financing PLC, Floating
   Rate Bond
   1.27%, 04/15/04                                       113,880        113,880
K2 USA LLC, Floating Rate Note
   1.28%, 04/13/04                                       284,687        284,687
Links Finance LLC, Floating Rate Note
   1.29%, 03/29/04                                       284,701        284,701
Sigma Finance Inc., Floating Rate Note
  1.26%, 10/15/03                                       $569,374   $    569,374
UBS Finance (Delaware) Inc.
  1.36%, 05/01/03                                        569,381        569,381
White Pine Finance LLC, Floating
  Rate Note
  1.29%, 03/25/04                                        284,701        284,701
  1.29%, 04/20/04                                        284,701        284,701
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $24,189,682)                                               24,189,682

TOTAL INVESTMENTS IN
   SECURITIES - 107.27%
   (Cost $375,657,961)                                              352,967,458
Other Assets, Less Liabilities - (7.27%)                            (23,912,359)
                                                                   ------------
NET ASSETS - 100.00%                                               $329,055,099
                                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

50                                    2003 iShares Annual Report to Shareholders

Statements of Assets and Liabilities

iSHARES TRUST
April 30, 2003

                                                                     iShares Dow Jones U.S.
                                  ---------------------------------------------------------------------------------------------
                                     Total          Energy       Healthcare     Technology    Telecommunications    Utilities
                                     Market         Sector         Sector         Sector            Sector            Sector
                                   Index Fund     Index Fund     Index Fund     Index Fund        Index Fund        Index Fund
----------------------------------------------------------------------------------------------------------------   ------------
ASSETS
Investments at cost               $207,013,256   $138,670,942   $445,477,384   $346,024,576      $158,175,499      $375,657,961
                                  ------------   ------------   ------------   ------------      ------------      ------------
Investments in
   securities, at value
   (including securities
   on loan/1/) (Note 1)           $180,524,506   $119,430,573   $398,992,522   $248,649,508      $135,797,292      $352,967,458
Receivables:
   Investment securities sold           43,939        289,165        587,606        930,034         1,006,653                --
   Dividends and interest              174,803         73,437        325,271         11,756           729,437           684,003
   iShares sold                             --             --          8,768             --            33,270            11,292
                                  ------------   ------------   ------------   ------------      ------------      ------------
Total Assets                       180,743,248    119,793,175    399,914,167    249,591,298       137,566,652       353,662,753
                                  ------------   ------------   ------------   ------------      ------------      ------------

LIABILITIES
Payables:
   Investment securities
      purchased                        171,709        282,735        591,462        837,734         1,780,040           411,555
   Collateral for
      securities on loan
      (Note 5)                       4,923,705      7,716,240     20,496,797     17,056,374         9,429,690        23,899,551
   Advisory fees (Note 2)               51,399        110,502        337,249        194,439           112,057           296,548
   iShares sold                             --             --             --          1,412                --                --
                                  ------------   ------------   ------------   ------------      ------------      ------------
Total Liabilities                    5,146,813      8,109,477     21,425,508     18,089,959        11,321,787        24,607,654
                                  ------------   ------------   ------------   ------------      ------------      ------------
NET ASSETS                        $175,596,435   $111,683,698   $378,488,659   $231,501,339      $126,244,865      $329,055,099
                                  ============   ============   ============   ============      ============      ============

Net assets consist of:
   Paid-in capital                $210,585,023   $137,448,416   $432,819,217   $359,835,457      $176,469,102      $370,985,987
   Undistributed net
      investment income                291,194         32,229         59,105             --           739,199           724,149
   Accumulated net
      realized loss                  8,791,032)    (6,556,578)    (7,904,801)   (30,959,050)      (28,585,229)      (19,964,534)
   Net unrealized
      depreciation                 (26,488,750)   (19,240,369)   (46,484,862)   (97,375,068)      (22,378,207)      (22,690,503)
                                  ------------   ------------   ------------   ------------      ------------      ------------
NET ASSETS                        $175,596,435   $111,683,698   $378,488,659   $231,501,339      $126,244,865      $329,055,099
                                  ============   ============   ============   ============      ============      ============
iShares outstanding                  4,100,000      2,850,000      7,450,000      6,550,000         6,850,000         6,700,000
                                  ============   ============   ============   ============      ============      ============
Net asset value per iShare        $      42.83   $      39.19   $      50.80   $      35.34      $      18.43      $      49.11
                                  ============   ============   ============   ============      ============      ============

/1/ Securities on loan with market values of $4,762,522, $7,483,594, $19,914,190, $16,219,620, $8,766,425 and $22,763,082, respectively. See
     Note 5.

See notes to financial statements.

Financial Statements                                                          51

Statements of Operations

iSHARES TRUST
Year Ended April 30, 2003

                                                                     iShares Dow Jones U.S.
                                  ---------------------------------------------------------------------------------------------
                                     Total          Energy       Healthcare     Technology    Telecommunications    Utilities
                                     Market         Sector         Sector         Sector            Sector            Sector
                                   Index Fund     Index Fund     Index Fund     Index Fund        Index Fund        Index Fund
----------------------------------------------------------------------------------------------------------------   ------------
NET INVESTMENT INCOME
   Dividends/1/                   $  2,282,409   $  2,307,738   $  4,259,724   $    552,669      $  2,247,524      $ 10,078,387
   Interest                              1,912          1,461          3,592            480             1,494             4,587
   Securities lending
      income                             7,720          2,392         17,299         11,670            14,089            33,793
                                  ------------   ------------   ------------   ------------      ------------      ------------
Total investment income              2,292,041      2,311,591      4,280,615        564,819         2,263,107        10,116,767
                                  ------------   ------------   ------------   ------------      ------------      ------------
EXPENSES (NOTE 2)
   Advisory fees                       258,924        580,710      1,834,258        881,116           472,776         1,277,275
                                  ------------   ------------   ------------   ------------      ------------      ------------
Total expenses                         258,924        580,710      1,834,258        881,116           472,776         1,277,275
                                  ------------   ------------   ------------   ------------      ------------      ------------
Net investment income (loss)         2,033,117      1,730,881      2,446,357       (316,297)        1,790,331         8,839,492
                                  ------------   ------------   ------------   ------------      ------------      ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)
   Net realized gain
      (loss) from:
      Investments                   (4,764,162)    (4,044,031)    (6,637,588)   (15,858,416)      (18,341,770)      (15,447,371)
      In-kind redemptions                   --       (303,163)     6,686,976      1,507,135         4,068,004         3,973,162
                                  ------------   ------------   ------------   ------------      ------------      ------------
   Net realized gain (loss)         (4,764,162)    (4,347,194)        49,388    (14,351,281)      (14,273,766)      (11,474,209)
                                  ------------   ------------   ------------   ------------      ------------      ------------
   Net change in
      unrealized appreciation
      (depreciation) on
      investments                  (11,117,659)   (14,935,932)   (23,178,321)    (7,135,685)         (130,475)      (21,418,153)
                                  ------------   ------------   ------------   ------------      ------------      ------------
Net realized and
   unrealized loss                 (15,881,821)   (19,283,126)   (23,128,933)   (21,486,966)      (14,404,241)      (32,892,362)
                                  ------------   ------------   ------------   ------------      ------------      ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS      $(13,848,704)  $(17,552,245)  $(20,682,576)  $(21,803,263)     $(12,613,910)     $(24,052,870)
                                  ============   ============   ============   ============      ============      ============

/1/ Net of foreign withholding tax of $176, $--, $--, $--, $19,793 and $--, respectively.

See notes to financial statements.

52                                  2003 iShares Annual Report to Shareholders

Statements of Changes in Net Assets

iSHARES TRUST

                                      iShares Dow Jones U.S.           iShares Dow Jones U.S.             iShares Dow Jones U.S.
                                          Total Market                     Energy Sector                     Healthcare Sector
                                           Index Fund                       Index Fund                          Index Fund
                                 -------------------------------   -------------------------------   -------------------------------
                                    For the          For the          For the          For the          For the         For the
                                   year ended       year ended       year ended      year ended       year ended       year ended
                                 April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS

OPERATIONS:
   Net investment income          $  2,033,117     $  1,008,136     $  1,730,881     $    929,420     $  2,446,357     $    820,139
   Net realized gain
     (loss)                         (4,764,162)      (3,591,113)      (4,347,194)      (2,334,242)          49,388         (729,521)
   Net change in  unrealized
      appreciation
      (depreciation)               (11,117,659)      (8,864,130)     (14,935,932)      (7,643,808)     (23,178,321)     (20,575,403)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Net decrease in net
   assets resulting from
   operations                      (13,848,704)     (11,447,107)     (17,552,245)      (9,048,630)     (20,682,576)     (20,484,785)
                                  ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
   iSHAREHOLDERS:
   From net investment income       (1,865,031)        (935,453)      (1,698,652)        (943,167)      (2,387,252)        (847,090)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Total distributions to
   iShareholders                    (1,865,031)        (935,453)      (1,698,652)        (943,167)      (2,387,252)        (847,090)
                                  ------------     ------------     ------------     ------------     ------------     ------------
iSHARES TRANSACTIONS:
   iShares sold                     70,170,247       66,897,889       47,945,821       96,976,914      215,725,164      155,320,839
   iShares redeemed                         --               --      (21,808,012)     (36,344,362)     (50,399,249)      (6,025,821)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Net increase in net assets
   from iShares transactions        70,170,247       66,897,889       26,137,809       60,632,552      165,325,915      149,295,018
                                  ------------     ------------     ------------     ------------     ------------     ------------
INCREASE IN NET ASSETS              54,456,512       54,515,329        6,886,912       50,640,755      142,256,087      127,963,143

NET ASSETS:

Beginning of year                  121,139,923       66,624,594      104,796,786       54,156,031      236,232,572      108,269,429
                                  ------------     ------------     ------------     ------------     ------------     ------------
End of year                       $175,596,435     $121,139,923     $111,683,698     $104,796,786     $378,488,659     $236,232,572
                                  ============     ============     ============     ============     ============     ============

Undistributed net
   investment income included
   in net assets at end of
   year                           $    291,194     $    135,983     $     32,229     $         --     $     59,105     $         --
                                  ============     ============     ============     ============     ============     ============

iSHARES ISSUED AND REDEEMED:

   iShares sold                      1,700,000        1,250,000        1,200,000        1,950,000        4,350,000        2,500,000
   iShares redeemed                         --               --         (500,000)        (750,000)      (1,050,000)        (100,000)
                                  ------------     ------------     ------------     ------------    -------------     ------------
Net increase in iShares
  outstanding                        1,700,000        1,250,000          700,000        1,200,000        3,300,000        2,400,000
                                  ============     ============     ============     ============    =============     ============

See notes to financial statements.

Financial Statements                                                          53
iSHARES TRUST

                                    iShares Dow Jones U.S.           iShares Dow Jones U.S.            iShares Dow Jones U.S.
                                     Technology Sector                 Telecommunications                 Utilities Sector
                                        Index Fund                     Sector Index Fund                    Index Fund
                               -------------------------------   -------------------------------   -------------------------------
                                  For the          For the          For the          For the          For the          For the
                                 year ended       year ended       year ended       year ended       year ended       year ended
                               April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002   April 30, 2003   April 30, 2002
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS

OPERATIONS:
   Net investment income
      (loss)                    $   (316,297)    $   (509,559)    $  1,790,331     $    556,912    $   8,839,492     $  2,088,161
   Net realized loss             (14,351,281)     (11,047,388)     (14,273,766)     (13,794,239)     (11,474,209)      (5,592,374)
   Net change in unrealized
      appreciation
      (depreciation)              (7,135,685)     (35,941,517)        (130,475)     (15,468,776)     (21,418,153)      (1,957,867)
                                ------------     ------------     ------------     ------------    -------------     ------------
Net decrease in net
   assets resulting from
   operations                    (21,803,263)     (47,498,464)     (12,613,910)     (28,706,103)     (24,052,870)      (5,462,080)
                                ------------     ------------     ------------     ------------    -------------     ------------
Undistributed net
   investment income
   included in the price
   of capital shares
   issued or redeemed                     --               --               --               --          341,000           39,000
                                ------------     ------------     ------------     ------------    -------------     ------------
DISTRIBUTIONS TO
   iSHAREHOLDERS:
   From net investment
      income                              --               --       (1,239,523)        (478,411)      (8,496,398)      (1,742,945)
                                ------------     ------------     ------------     ------------    -------------     ------------
Total distributions to
   iShareholders                          --               --       (1,239,523)        (478,411)      (8,496,398)      (1,742,945)
                                ------------     ------------     ------------     ------------    -------------     ------------

iSHARES TRANSACTIONS:
   iShares sold                  138,437,600       83,384,237      178,652,909       36,062,400      285,349,753      189,213,377
   iShares redeemed              (26,205,874)      (5,803,186)     (90,017,741)     (11,017,662)    (104,904,252)     (44,205,167)
                                ------------     ------------     ------------     ------------    -------------     ------------
Net increase in net
   assets from iShares
   transactions                  112,231,726       77,581,051       88,635,168       25,044,738      180,445,501      145,008,210
                                ------------     ------------     ------------     ------------    -------------     ------------
INCREASE (DECREASE) IN
   NET ASSETS                     90,428,463       30,082,587       74,781,735       (4,139,776)     148,237,233      137,842,185

NET ASSETS:

Beginning of year                141,072,876      110,990,289       51,463,130       55,602,906      180,817,866       42,975,681
                                ------------     ------------     ------------     ------------    -------------     ------------
End of year                     $231,501,339     $141,072,876     $126,244,865     $ 51,463,130    $ 329,055,099     $180,817,866
                                ============     ============     ============     ============    =============     ============
Undistributed net
   investment income
   included in net assets
   at end of year               $         --     $         --     $    739,199     $    188,391    $     724,149     $    389,691
                                ============     ============     ============     ============    =============     ============

iSHARES ISSUED AND REDEEMED:

   iShares sold                    4,100,000        1,600,000        9,300,000        1,200,000        5,950,000        2,950,000
   iShares redeemed                 (800,000)        (100,000)      (4,750,000)        (350,000)      (2,000,000)        (700,000)
                                ------------     ------------     ------------     ------------    -------------     ------------
Net increase in iShares
   outstanding                     3,300,000        1,500,000        4,550,000          850,000        3,950,000        2,250,000
                                ============     ============     ============     ============    =============     ============

See notes to financial statements.

54                                    2003 iShares Annual Report to Shareholders

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                               iShares Dow Jones                               Ishares Dow Jones
                                               U.S. Total Market                               U.S. Energy Sector
                                                  Index Fund                                       Index Fund
                               ------------------------------------------------   ------------------------------------------------
                                                                 Period from                                        Period from
                                                               Jun. 12, 2000/1/                                   Jun. 12, 2000/1/
                                Year ended      Year ended           to            Year ended      Year ended            to
                               Apr. 30, 2003   Apr. 30, 2002     Apr. 30, 2001    Apr. 30, 2003   Apr. 30, 2002     Apr. 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period           $  50.47        $  57.93        $ 67.15            $  48.74        $  57.01         $ 50.79
                                 --------        --------        -------            --------        --------         -------

Income from investment
   operations:
   Net investment income             0.63            0.57           0.42                0.71            0.63            0.40
   Net realized and
      unrealized gain (loss)        (7.66)          (7.46)         (9.27)              (9.56)          (8.26)           6.24
                                 --------        --------        -------            --------        --------         -------
Total from investment
   operations                       (7.03)          (6.89)         (8.85)              (8.85)          (7.63)           6.64
                                 --------        --------        -------            --------        --------         -------
Less distributions from:
   Net investment income            (0.61)          (0.57)         (0.36)              (0.70)          (0.64)          (0.42)
   Net realized gain                   --              --          (0.01)                 --              --              --
                                 --------        --------        -------            --------        --------         -------
Total distributions                 (0.61)          (0.57)         (0.37)              (0.70)          (0.64)          (0.42)
                                 --------        --------        -------            --------        --------         -------
Net asset value, end of
   period                        $  42.83        $  50.47        $ 57.93            $  39.19        $  48.74         $ 57.01
                                 ========        ========        =======            ========        ========         =======

Total return                       (13.89)%        (11.93)%       (13.20)%/2/         (18.22)%        (13.34)%         13.13%/2/
                                 ========        ========        =======            ========        ========         =======

Ratios/supplemental data:
   Net assets, end of
      period (000s)              $175,596        $121,140        $66,625            $111,684        $104,797         $54,156
   Ratio of expenses to
      average net assets/3/          0.20%           0.20%          0.20%               0.60%           0.60%           0.60%
  Ratio of net investment
      income to average net
      assets/3/                      1.57%           1.15%          0.98%               1.79%           1.32%           0.94%
  Portfolio turnover rate/4/           14%              5%             5%                  9%             18%             20%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          55
iSHARES TRUST
(For a share outstanding throughout each period)

                                              iShares Dow Jones                                 Ishares Dow Jones
                                            U.S. Healthcare Sector                           U.S. Technology Sector
                                                 Index Fund                                         Index Fund
                              ------------------------------------------------   -----------------------------------------------
                                                                 Period from                                       Period from
                                                              Jun. 12, 2000/1/                                   May 15, 2000/1/
                                Year ended     Year ended            to            Year ended     Year ended           to
                              Apr. 30, 2003   Apr. 30, 2002     Apr. 30, 2001    Apr. 30, 2003   Apr. 30, 2002   Apr. 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period           $  56.92       $  61.87          $  59.53          $  43.41        $  63.42         $ 116.57
                                 --------       --------          --------          --------        --------         --------
Income From Investment
   Operations:
   Net investment income
      (loss)                         0.39           0.26              0.13             (0.05)          (0.16)           (0.29)
   Net realized and
      unrealized gain
      (loss)                        (6.13)         (4.94)             2.44             (8.02)         (19.85)          (52.86)
                                 --------       --------          --------          --------        --------         --------
Total from investment
   operations                       (5.74)         (4.68)             2.57             (8.07)         (20.01)          (53.15)
                                 --------       --------          --------          --------        --------         --------
Less Distributions From:
   Net investment income            (0.38)         (0.27)            (0.14)               --              --               --
   Net realized gain                   --             --             (0.09)               --              --               --
                                 --------       --------          --------          --------        --------         --------
Total distributions                 (0.38)         (0.27)            (0.23)               --              --               --
                                 --------       --------          --------          --------        --------         --------
Net Asset Value, End of
   Period                        $  50.80       $  56.92          $  61.87          $  35.34         $ 43.41         $  63.42
                                 ========       ========          ========          ========        ========         ========

Total Return                       (10.06)%        (7.60)%            4.29%/2/        (18.59)%        (31.55)%         (45.60)%/2/
                                 ========       ========          ========          ========        ========         ========

Ratios/supplemental Data:
   Net assets, end of
      period (000s)              $378,489       $236,233          $108,269          $231,501        $141,073         $110,990
   Ratio of expenses to
      average net assets/3/          0.60%          0.60%             0.60%             0.60%           0.60%            0.60%
   Ratio of net investment
      income (loss) to
      average net assets/3/          0.80%          0.45%             0.29%            (0.22)%         (0.41)%          (0.47)%
   Portfolio turnover rate/4/           9%             3%                5%               15%              8%              11%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See Notes to Financial Statements.

56                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                            iShares Dow Jones
                                         U.S. Telecommunications                              iShares Dow Jones
                                                 Sector                                     U.S. Utilities Sector
                                               Index Fund                                         Index Fund
                              -----------------------------------------------   ------------------------------------------------
                                                                Period from                                       Period from
                                                              May 22, 2000/1/                                   Jun. 12, 2000/1/
                                Year ended      Year ended          to           Year ended      Year ended            to
                              Apr. 30, 2003   Apr. 30, 2002   Apr. 30, 2001     Apr. 30, 2003   Apr. 30, 2002    Apr. 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period          $  22.38         $ 38.35         $ 56.81          $  65.75        $  85.95           $ 69.81
                                --------         -------         -------          --------        --------           -------

Income From Investment
   Operations:
   Net investment income            0.34            0.29            0.35              2.04            1.89              1.82
   Net realized and
      unrealized gain
      (loss)                       (3.98)         (15.98)         (17.95)           (16.61)         (20.25)            16.19
                                --------         -------         -------          --------        --------           -------
Total from investment
   operations                      (3.64)         (15.69)         (17.60)           (14.57)         (18.36)            18.01
                                --------         -------         -------          --------        --------           -------

Less Distributions From:
   Net investment income           (0.31)          (0.28)          (0.27)            (2.07)          (1.84)            (1.73)
   Net realized gain                  --              --           (0.59)               --              --             (0.14)
                                --------         -------         -------          --------        --------           -------

Total distributions                (0.31)          (0.28)          (0.86)            (2.07)          (1.84)            (1.87)
                                --------         -------         -------          --------        --------           -------

Net Asset Value, End of
   Period                       $  18.43         $ 22.38         $ 38.35          $  49.11        $  65.75           $ 85.95
                                ========         =======         =======          ========        ========           =======

Total Return                      (16.22)%        (41.12)%        (31.06)%/2/      (22.16)%         (21.38)%           25.90%/2/
                                ========         =======         =======          ========        ========           =======

Ratios/supplemental Data:
   Net assets, end of
      period (000s)             $126,245         $51,463         $55,603          $329,055        $180,818           $42,976
   Ratio of expenses to
      average net assets/3/         0.60%           0.60%           0.60%             0.60%           0.60%             0.60%
   Ratio of net investment
      income to average net
      assets/3/                     2.27%           1.05%           0.80%             4.15%           2.89%             2.59%
   Portfolio turnover
      rate/4/                         23%             43%             43%               15%              8%               11%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          57

Notes to the Financial Statements

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector and the iShares Dow Jones U.S. Utilities Sector Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

EQUALIZATION

The iShares Dow Jones U.S. Utilities Sector Index Fund uses the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

58                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At April 30, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------------------
                                     Undistributed    Undistributed    Total Distributable
iShares Index Fund                  Ordinary Income   Long-term Gain        Earnings
------------------------------------------------------------------------------------------
Dow Jones U.S. Total Market            $272,734             $--             $272,734
Dow Jones U.S. Energy Sector             32,229              --               32,229
Dow Jones U.S. Healthcare Sector         59,105              --               59,105
Dow Jones U.S. Telecommunications
   Sector                               739,199              --              739,199
Dow Jones U.S. Utilities Sector         690,189              --              690,189
------------------------------------------------------------------------------------------

For the year ended April 30, 2003, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2003.

From November 1, 2002 to April 30, 2003, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2004.

--------------------------------------------------------------------------------
                                                                     Deferred
                                                                   Net Realized
iShares index fund                                                Capital Losses
--------------------------------------------------------------------------------
Dow Jones U.S. Total Market                                         $  469,769
Dow Jones U.S. Energy Sector                                           294,282
Dow Jones U.S. Healthcare Sector                                     2,294,524
Dow Jones U.S. Technology Sector                                    $  791,393
Dow Jones U.S. Telecommunications Sector                             1,355,059
Dow Jones U.S. Utilities Sector                                      5,118,450
--------------------------------------------------------------------------------

Notes to the Financial Statements                                             59
iSHARES TRUST

The Funds had tax basis net capital loss carryforwards at April 30, 2003, the tax year-end of the Funds, as follows:

---------------------------------------------------------------------------------------------
                                           Expiring    Expiring      Expiring
iShares index fund                           2009        2010          2011          Total
---------------------------------------------------------------------------------------------
Dow Jones U.S. Total Market                  $ --     $ 2,220,191   $ 2,507,100   $ 4,727,291
Dow Jones U.S. Energy Sector                  369         643,271     4,517,083     5,160,723
Dow Jones U.S. Healthcare Sector               --         154,330     1,118,085     1,272,415
Dow Jones U.S. Technology Sector               --       3,803,426    10,610,555    14,413,981
Dow Jones U.S. Telecommunications Sector       --      10,282,380    12,349,430    22,631,810
Dow Jones U.S. Utilities Sector                --         173,950     5,246,921     5,420,871
---------------------------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended April 30, 2003 are disclosed in the Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at April 30, 2003.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

60                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
                                                                        Advisory
iShares Index Fund                                                        Fee
--------------------------------------------------------------------------------
Dow Jones U.S. Total Market                                               0.20%
Dow Jones U.S. Energy Sector                                              0.60
Dow Jones U.S. Healthcare Sector                                          0.60
Dow Jones U.S. Technology Sector                                          0.60%
Dow Jones U.S. Telecommunications Sector                                  0.60
Dow Jones U.S. Utilities Sector                                           0.60
--------------------------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through April 30, 2003, BGI earned $9,232 in securities lending agent fees.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended April 30, 2003, BGIS did not receive any brokerage commissions from the Funds.

As defined under the Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an "affiliated person" of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an "affiliated person" of a Fund (other than BGIS) did not execute any investment transactions with such Fund during the year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Notes to the Financial Statements                                             61
iSHARES TRUST

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended April 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

As of April 30, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended April 30, 2003, were as follows:

--------------------------------------------------------------------------------
iShares index fund                                      Purchases       Sales
--------------------------------------------------------------------------------
Dow Jones U.S. Total Market                            $19,234,535   $19,013,667
Dow Jones U.S. Energy Sector                             8,405,132     8,357,307
Dow Jones U.S. Healthcare Sector                        28,552,030    28,625,899
Dow Jones U.S. Technology Sector                        22,716,751    23,066,085
Dow Jones U.S. Telecommunications Sector                18,534,371    17,648,288
Dow Jones U.S. Utilities Sector                         34,097,322    33,467,557
--------------------------------------------------------------------------------

In-kind transactions for the year ended April 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                       In-kind        In-kind
iShares index fund                                    Purchases        Sales
--------------------------------------------------------------------------------
Dow Jones U.S. Total Market                          $ 70,064,845   $         --
Dow Jones U.S. Energy Sector                           47,847,463     21,785,818
Dow Jones U.S. Healthcare Sector                      215,954,698     50,770,627
Dow Jones U.S. Technology Sector                      138,476,370     26,206,018
Dow Jones U.S. Telecommunications Sector              178,148,255     89,823,277
Dow Jones U.S. Utilities Sector                       285,542,867    105,220,592
--------------------------------------------------------------------------------

62                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

At April 30, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------
                                                                                  Net
                                   Tax         Unrealized      Unrealized      Unrealized
Ishares Index Fund                 Cost       Appreciation    Depreciation    Depreciation
------------------------------------------------------------------------------------------
Dow Jones U.S. Total Market    $210,588,768   $3,286,216     $ (33,350,478)  $ (30,064,262)
Dow Jones U.S. Energy Sector    139,772,515      502,985       (20,844,927)    (20,341,942)
Dow Jones U.S. Healthcare
   Sector                       449,815,246    9,198,246       (60,020,970)    (50,822,724)
Dow Jones U.S. Technology
   Sector                       361,778,252           --      (113,128,744)   (113,128,744)
Dow Jones U.S.
   Telecommunications Sector    162,773,859           --       (26,976,567)    (26,976,567)
Dow Jones U.S. Utilities
   Sector                       385,049,214    1,088,548       (33,170,304)    (32,081,756)
------------------------------------------------------------------------------------------

4.   iSHARES TRANSACTIONS

At April 30, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.   LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of April 30, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less and money market mutual funds. The market value of the securities on loan at April 30, 2003 and the value of the related collateral are disclosed in Statements of Assets and Liabilities.

6.   LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

Notes to the Financial Statements                                             63

Report of Independent Accountants

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Dow Jones Series Funds (the "Funds"), as listed on the table of contents, at April 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 30, 2003

64                                    2003 iShares Annual Report to Shareholders

Tax Information (Unaudited)
iSHARES TRUST

For corporate shareholders, a portion of the income dividends paid by certain of the Funds during the year ended April 30, 2003 qualified for the dividends-received deduction.

--------------------------------------------------------------------------------
                                                                      Dividends-
                                                                       Received
iShares Index Fund                                                    Deduction
--------------------------------------------------------------------------------
Dow Jones U.S. Total Market                                              99.97%
Dow Jones U.S. Energy Sector                                            100.00
Dow Jones U.S. Healthcare Sector                                        100.00
Dow Jones U.S. Telecommunications Sector                                100.00%
Dow Jones U.S. Utilities Sector                                         100.00
--------------------------------------------------------------------------------

The following are estimates of dividend income received by the Funds through April 30, 2003 that qualify for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

--------------------------------------------------------------------------------
                                                                       Qualified
                                                                        Dividend
iShares Index Fund                                                       Income
--------------------------------------------------------------------------------
Dow Jones U.S. Total Market                                           $  798,423
Dow Jones U.S. Energy Sector                                             744,505
Dow Jones U.S. Healthcare Sector                                       1,394,236
Dow Jones U.S. Technology Sector                                      $  260,673
Dow Jones U.S. Telecommunications Sector                               5,342,663
Dow Jones U.S. Utilities Sector                                        4,193,837
--------------------------------------------------------------------------------

Tax Information                                                               65

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2003, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the ishares fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                 iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2003

                                                          Number   Percentage Of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.0% .....................................     --           --
Greater than 0.5% and Less than 1.0% ..................     12          1.75%
BETWEEN 0.5% AND -0.5% ................................    655         95.62%
Less than -0.5% and Greater than -1.0% ................     14          2.05%
Less than -1.0% .......................................      4          0.58%
                                                           ---        ------
                                                           685        100.00%
                                                           ===        ======

66                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                 iShares Dow Jones U.S. Energy Sector Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                        Number    Percentage of
Premium/Discount Range                                  of Days     Total Days
----------------------                                  -------   -------------
Greater than 1.0%....................................      --            --
Greater than 0.5% and Less than 1.0%.................      10          1.46%
Between 0.5% And -0.5%...............................     666         97.22%
Less than -0.5% and Greater than -1.0%...............       6          0.88%
Less than -1.0%......................................       3          0.44%
                                                          ---        ------
                                                          685        100.00%
                                                          ===        ======

               iShares Dow Jones U.S. Healthcare Sector Index Fund Period Covered: July 1, 2000 through March 31, 2003

                                                        Number    Percentage of
Premium/Discount Range                                  of Days     Total Days
----------------------                                  -------   -------------
Greater than 1.0% ...................................      --            --
Greater than 0.5% and Less than 1.0% ................       9          1.31%
Between 0.5% And -0.5% ..............................     665         97.08%
Less than -0.5% and Greater than -1.0% ..............       5          0.73%
Less than -1.0% .....................................       6          0.88%
                                                          ---        ------
                                                          685        100.00%
                                                          ===        ======

               iShares Dow Jones U.S. Technology Sector Index Fund Period Covered: July 1, 2000 through March 31, 2003

                                                        Number    Percentage of
Premium/Discount Range                                  of Days     Total Days
----------------------                                  -------   -------------
Greater than 1.5%....................................       1          0.15%
Greater than 1.0% and Less than 1.5%.................       4          0.58%
Greater than 0.5% and Less than 1.0%.................      36          5.26%
Between 0.5% And -0.5%...............................     600         87.60%
Less than -0.5% and Greater than -1.0%...............      27          3.93%
Less than -1.0% and Greater than -1.5%...............       7          1.02%
Less than -1.5% and Greater than -2.0%...............       4          0.58%
Less than -2.0%......................................       6          0.88%
                                                          ---        ------
                                                          685        100.00%
                                                          ===        ======

Supplemental Information                                                      67
iSHARES TRUST

           iShares Dow Jones U.S. Telecommunications Sector Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                        Number    Percentage of
Premium/Discount Range                                  of Days     Total Days
----------------------                                  -------   -------------
Greater than 1.0%....................................       1          0.15%
Greater than 0.5% and Less than 1.0%.................      40          5.84%
Between 0.5% And -0.5%...............................     612         89.34%
Less than -0.5% and Greater than -1.0%...............      23          3.36%
Less than -1.0% and Greater than -1.5%...............       4          0.58%
Less than -1.5%......................................       5          0.73%
                                                          ---        ------
                                                          685        100.00%
                                                          ===        ======

               iShares Dow Jones U.S. Utilities Sector Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                        Number    Percentage of
Premium/discount Range                                  of Days     Total Days
----------------------                                  -------   -------------
Greater than 1.0%....................................      --            --
Greater than 0.5% and Less than 1.0%.................      15          2.19%
Between 0.5% And -0.5%...............................     661         96.50%
Less than -0.5% and Greater than -1.0%...............       5          0.73%
Less than -1.0%......................................       4          0.58%
                                                          ---        ------
                                                          685        100.00%
                                                          ===        ======

68                                    2003 iShares Annual Report to Shareholders

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 79 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 104 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                               Interested Trustees

                             Position(s),            Principal Occupation(s)
 Name, Age and Address    Length of Service            During Past 5 Years                Other Directorships Held
------------------------------------------------------------------------------------------------------------------------
*Garrett F. Bouton (58)   Trustee (since       Managing Director and Chief           Director (since 2002) of
Barclays Global           January 1, 2002),    Executive Officer (1999-2003) for     iShares, Inc.; Chairman of the
Investors                 Chairman (since      Barclays Global Investors, N.A.       Board of Directors (since 1998) of
45 Fremont Street         February 28, 2002)   ("BGI") Global Individual Investor    BGFA; Director (since 1998) of BGI;
San Francisco, CA 94105   and President.       Business; Global H.R. Director        Director of various Barclays
                                               (from 1996-1999) for BGI.             subsidiaries (since 1997).

*Nathan Most (89)         Trustee (since       Consultant to BGI (1998-2002),        Director (since 1996) and President
P.O. Box 193              December 16,         American Stock Exchange (1996-2000)   (1996-2002) of iShares, Inc.
Burlingame, CA 94011      1999)                and the Hong Kong Stock Exchange
                                               (1998 to present); Consultant to
                                               the Amsterdam Stock Exchange
                                               (1997-1998); Consultant to the
                                               Pacific Stock Exchange (1997-1998).

----------
* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

Trustees Information                                                          69
iSHARES TRUST

                                                 Independent Trustees

                               Position(s),         Principal Occupation(s)
Name, Age and Address       Length of Service         During Past 5 Years                  Other Directorships Held
--------------------------------------------------------------------------------------------------------------------------
John B. Carroll (67)        Trustee (since       Retired Vice President of             Director (since 1996) of
520 Main Street             January 1, 2002)     Investment Management (1984-2000)     iShares, Inc.; Trustee and member
Ridgefield, CT 06877                             of Verizon Corporation; Advisory      of the Executive Committee (since
                                                 Board member of Ibbotson Associates   1991) of The Common Fund
                                                 (1992-1998); former Vice Chairman     Institutional Funds, a non-profit
                                                 and Executive Committee Member        organization; Member of the Board
                                                 (1994-1998) of the Committee on       of Managers of JP Morgan Private
                                                 Investment of Employee Benefit        Equity Funds.
                                                 Assets of the Financial Executive
                                                 Institute.

Richard K. Lyons (42)       Trustee (since       Professor, University of              Director (since 2001) of
Haas School of Business,    February 15, 2000)   California, Berkeley: Haas School     iShares, Inc.; Trustee (since
UC Berkeley                                      of Business (since 1993);             2001) of Barclays Global Investors
Berkeley, CA 94720                               Consultant for IMF World Bank,        Funds and Master Investment
                                                 Federal Reserve Bank, and Citibank    Portfolio; Board of Trustees:
                                                 N.A. (since 2000).                    Matthews Asian Funds since 1995
                                                                                       (oversees 6 portfolios).

George C. Parker (64)       Trustee (since       Dean Witter Distinguished Professor   Director (since 2001) of
Graduate School of          February 15, 2000)   of Finance (since 1994); Associate    iShares, Inc.; Board of Directors:
Business (Room K301)                             Dean for Academic Affairs, Director   Affinity Group (since 1998);
Stanford University                              of MBA Program, and Professor,        Bailard, Biehl and Kaiser, Inc.
521 Memorial Way                                 Stanford University: Graduate         (since 1985); California Casualty
Stanford, CA 94305                               School of Business (1993-2001).       Group of Insurance Companies (since
                                                                                       1978); Continental Airlines, Inc.
                                                                                       (since 1996); Community First
                                                                                       Financial Group (since 1995);
                                                                                       Dresdner/RCM Mutual Funds
                                                                                       (1994-2002); Tyon Ranch Company
                                                                                       (since 1999).

W. Allen Reed (55)          Trustee (since       President and Chief Executive         Director (since 1996) of
General Motors Investment   January 1, 2002)     Officer (since 1994) of General       iShares, Inc.; Director (since
Management Corp.                                 Motors Investment Management          1994) of General Motors Investment
767 Fifth Avenue                                 Corporation.                          Management Corporation; Director
New York, NY 10153                                                                     (1995-1998) of Taubman
                                                                                       Centers, Inc. (a real estate
                                                                                       investment trust); Director (since
                                                                                       1992) of FLIR Systems (an imaging
                                                                                       technology company); Director
                                                                                       (since 1994) of General Motors
                                                                                       Acceptance Corporation; Director
                                                                                       (since 1994) of GMAC Insurance
                                                                                       Holdings, Inc.; Director (since
                                                                                       1995) of Global Emerging Markets
                                                                                       Fund; Director (since 2000) of
                                                                                       Temple Inland Industries; Chairman
                                                                                       (since 1995) of the Investment
                                                                                       Advisory Committee of Howard Hughes
                                                                                       Medical Institute.

70                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                                               Officers Who are Not Trustees

                              Position(s),           Principal Occupation(s)                Directorships Held by
Name, Age and Address       Length of Service          During Past 5 Years                        Officers
--------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss (41)       Vice President         Chief Executive Officer of the        Board of Trustees for Barclays
Barclays Global Investors                          Individual Investor Business of       Global Investors Funds and Master
45 Fremont Street                                  BGI.; The Boston Consulting Group     Investment Portfolio (since 2001).
San Francisco, CA 94105                            (until 1997).

Michael Latham (37)         Secretary, Treasurer   Director of Mutual Fund Delivery in   None.
Barclays Global Investors   and Principal          the U.S. Individual Investor
45 Fremont Street           Financial Officer      Business of BGI (since 2000); Head
San Francisco, CA 94105                            of Operations, BGI Europe
                                                   (1997-2000).

Donna M. Rogers (36)        Assistant Treasurer    Senior Director (formerly             None.
Investors Bank & Trust Co.                         Director), Mutual Fund
200 Clarendon Street                               Administration at Investors Bank &
Boston, MA 02116                                   Trust Co. ("IBT") (since 1994).

Jeffrey J. Gaboury (34)     Assistant Treasurer    Director (formerly Manager), Mutual   None.
Investors Bank & Trust Co.                         Fund Administration, Reporting and
200 Clarendon Street                               Compliance, IBT (since 1996).
Boston, MA 02116

Susan C. Mosher (48)        Assistant Secretary    Senior Director & Senior Counsel,     None.
Investors Bank & Trust Co.                         Mutual Fund Administration, IBT
200 Clarendon Street                               (since 1995).
Boston, MA 02116

Sandra I. Madden (36)       Assistant Secretary    Senior Associate Counsel, Mutual      None.
Investors Bank & Trust Co.                         Fund Administration, IBT (since
200 Clarendon Street                               1999); Associate, Scudder Kemper
Boston, MA 02116                                   Investments, Inc. (1996-1999).

Lois Towers (52)            Assistant Vice         U.S. Compliance Officer, BGI (since   None.
Barclays Global Investors   President -- AML       1999).
45 Fremont Street           Compliance Officer
San Francisco, CA 94105

Trustees Information                                                          71

Notes:

72                                    2003 iShares Annual Report to Shareholders

Notes:

Notes                                                                         73

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-ISHARES (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop-TM- Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Annual Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

74                                    2003 iShares Annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C) 2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

  iShares industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iShares (1 800 474 2737) www.iShares.com

                                                                 BGI-F-015-24003

Item 2. Code of Ethics.

    Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

    Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

    Not applicable to this filing.

Item 5.

    Not applicable to this filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

    Not applicable to this registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.

    (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the iShares Trust are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

    (b) There were no significant changes in the iShares Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

    (a) Not applicable to this filing.

    (b) Certification letters are attached.

    (c) Section 906 Certifications are attached.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    iShares Trust

    By: /s/ Lee T. Kranefuss
        -----------------------------------
        Lee T. Kranefuss, President
        Date  June 30, 2003
             ------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Lee T. Kranefuss
    ----------------------------------------------
    Lee T. Kranefuss, President
    Date  June 30, 2003
         -----------------------------------------

By: /s/ Michael A. Latham
    ----------------------------------------------
    Michael A. Latham, Principal Financial Officer
    Date  June 30, 2003
         -----------------------------------------

N-CSR Exhibit for Item 10(b): CERTIFICATIONS

     I, Lee T. Kranefuss, certify that:

1. I have reviewed this report on Form N-CSR of iShares Trust for the following fourteen series of iShares Trust: iShares Dow Jones U.S. Basic Materials Sector Index Fund; iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund; iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund; iShares Dow Jones U.S. Energy Sector Index Fund; iShares Dow Jones U.S. Financial Services Index Fund; iShares Dow Jones U.S. Financial Sector Index Fund; iShares Dow Jones U.S. Healthcare Sector Index Fund; iShares Dow Jones U.S. Industrial Sector Index Fund; iShares Dow Jones U.S. Real Estate Index Fund; iShares Dow Jones U.S. Technology Sector Index Fund; iShares Dow Jones U.S. Total Market Index Fund; iShares Dow Jones U.S. Utilities Sector Index Fund; iShares Dow Jones U.S. Telecommunications Sector Index Fund and iShares Cohen & Steers Realty Majors Index Fund.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:  June 30, 2003             /s/ Lee T. Kranefuss         President
      ------------------    ----------------------------------------------------
                                      [Signature]              [Title]

N-CSR Exhibit for Item 10(b): CERTIFICATIONS

     I, Michael A. Latham, certify that:

1. I have reviewed this report on Form N-CSR of iShares Trust for the following fourteen series of iShares Trust: iShares Dow Jones U.S. Basic Materials Sector Index Fund; iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund; iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund; iShares Dow Jones U.S. Energy Sector Index Fund; iShares Dow Jones U.S. Financial Services Index Fund; iShares Dow Jones U.S. Financial Sector Index Fund; iShares Dow Jones U.S. Healthcare Sector Index Fund; iShares Dow Jones U.S. Industrial Sector Index Fund; iShares Dow Jones U.S. Real Estate Index Fund; iShares Dow Jones U.S. Technology Sector Index Fund; iShares Dow Jones U.S. Total Market Index Fund; iShares Dow Jones U.S. Utilities Sector Index Fund; iShares Dow Jones U.S. Telecommunications Sector Index Fund and iShares Cohen & Steers Realty Majors Index Fund.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:   June 30, 2003         /s/ Michael A. Latham  Principal Financial Officer
      ------------------    ----------------------------------------------------
                                     [Signature]               [Title]